As filed with the Securities and Exchange Commission on February 24, 2011

Securities Act File No. 33-4959

Investment Company Act File No. 811-1355

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 65	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 67	☒

(Check appropriate box or boxes)

THE ALGER FUNDS

(a Massachusetts business trust)

(Exact Name of Registrant as Specified in Charter)

111 FIFTH AVENUE, NEW YORK, NEW YORK	10003
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: 212-806-8800

HAL LIEBES

FRED ALGER MANAGEMENT, INC.

111 FIFTH AVENUE,

NEW YORK, NY 10003

(Name and Address of Agent for Service)

copy to:

Gary L. Granik, Esq.

Stroock & Stroock & Lavan LLP

180 Maiden Lane

New York, New York 10038-4982

It is proposed that this filing will become effective (check appropriate box):

☐        immediately upon filing pursuant to paragraph (b)

☐        on (date) pursuant to paragraph (b)

☐        60 days after filing pursuant to paragraph (a)(1)

☐        on (date) pursuant to paragraph (a)(1)

☐        75 days after filing pursuant to paragraph (a)(2)

☒       on February 28, 2010 pursuant to paragraph (a)(2) of Rule 485

AMENDING THE PROSPECTUS AND UPDATING FINANCIAL STATEMENTS

If appropriate, check the following box:

☐        This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE ALGER FUNDS

	Class	Ticker Symbol
Alger Capital Appreciation Fund	A	ACAAX

	B	ACAPX

	C	ALCCX

Alger Large Cap Growth Fund	A	ALGAX

	B	AFGPX

	C	ALGCX

Alger Mid Cap Growth Fund	A	AMGAX

	B	AMCGX

	C	AMGCX

Alger SMid Cap Growth Fund	A	ALMAX

	B	ALMBX

	C	ALMCX

Alger Small Cap Growth Fund	A	ALSAX

	B	ALSCX

	C	AGSCX

Alger Growth Opportunities Fund	A	AOFAX

	C	AOFCX

Alger Health Sciences Fund	A	AHSAX

	B	AHSBX

	C	AHSCX

Alger Growth & Income Fund	A	ALBAX

	B	ALGBX

	C	ALBCX

PROSPECTUS

March 1, 2011

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TABLE OF CONTENTS

THE ALGER FUNDS

1	Summary Sections

1	Alger Capital Appreciation Fund

7	Alger Large Cap Growth Fund

13	Alger Mid Cap Growth Fund

19	Alger SMid Cap Growth Fund

25	Alger Small Cap Growth Fund

31	Alger Growth Opportunities Fund

37	Alger Health Sciences Fund

43	Alger Growth & Income Fund

49	Introduction

50	Performance

52	Hypothetical Investment and Expense Information

55	Additional Information About the Funds' Investments

58	Management and Organization

60	Financial Highlights

A-1	Shareholder Information

	Distributor	A-1

	Transfer Agent	A-1

	Net Asset Value	A-1

	Purchasing and Redeeming Fund Shares	A-2

	Dividends and Distributions	A-3

	Classes of Fund Shares	A-3

A-9	Investment Instructions

	Special Instructions for Class B Shares Effective May 2, 2011	A-9

	To Open an Account	A-10

	To Make Additional Investments in an Existing Account	A-10

	To Exchange Shares of the Funds	A-11

	To Redeem Shares of the Funds	A-11

A-13	Limitations on Excessive Trading

A-14	Disclosure of Portfolio Holdings

A-15	Other Information

A-17	Legal Proceedings

A-18	For Fund Information

SUMMARY SECTIONS

Alger Capital Appreciation Fund

INVESTMENT OBJECTIVE

Alger Capital Appreciation Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 26 of the Fund's Statement of Additional Information.

	Alger Capital Appreciation Fund
Class	A	B	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None	5.00%	1.00%
Redemption Fee as a % of amount redeemed	2.00%	2.00%	2.00%
The Fund will charge a redemption fee of 2.0% on shares redeemed (including by exchange) within 30 days of purchase.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%	.81%	.81%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%
Other Expenses	.26%	.39%	.28%
Total Annual Fund Operating Expenses	1.32%	2.20%	2.09%

EXAMPLE

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:

Class	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	$652	$921	$1,210	$2,032
B	$723	$988	$1,380	$2,311
C	$312	$655	$1,124	$2,421
You would pay the following expenses if you did not redeem your shares:
A	$652	$921	$1,210	$2,032
B	$223	$688	$1,180	$2,311
C	$212	$655	$1,124	$2,421

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 211.96% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal market circumstances, the Fund invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that Fred Alger Management, Inc. believes demonstrate promising growth potential.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The following risks also apply:

•  investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

•  it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value can decrease more quickly than if the Fund had not borrowed.

PERFORMANCE

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS A SHARES* as of December 31 (%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010*
	1 YEAR	5 YEARS	10 YEARS	SINCE 12/31/96**
Class A (Inception 12/31/96)
Return Before Taxes	7.17%	6.96%	2.19%	7.12%
Return After Taxes on Distributions	7.17%	6.96%	2.19%	6.48%
Return After Taxes on Distributions and Sale of Fund Shares	4.66%	6.03%	1.89%	5.98%
Class B (Inception 11/1/93)	7.15%	6.93%	2.13%	7.07%
Class C (Inception 7/31/97)	11.31%	7.30%	1.97%	6.81%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	17.64%	3.88%	0.30%	4.53%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%	4.58%

*  Because the offering of the Fund's Class B shares has been limited, the chart has been revised to reflect the performance of the Fund's Class A Shares.

**  Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since inception performance of the Fund's Class B Shares is available upon request.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

MANAGEMENT

Investment Manager	Portfolio Manager
Fred Alger Management, Inc.	Patrick Kelly, CFA Executive Vice President and Portfolio Manager Since October 2005 (co-portfolio manager from September 2004 to October 2005)

SHAREHOLDER INFORMATION

Purchasing and Redeeming Fund Shares

Effective May 2, 2011, Class B Shares of the Fund are closed to new accounts.

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A, Class B or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

In general, investors may purchase or redeem Fund shares on any business day by mail (Boston Financial Data Services, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Alger Large Cap Growth Fund

INVESTMENT OBJECTIVE

Alger Large Cap Growth Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 26 of the Fund's Statement of Additional Information.

	Alger Large Cap Growth Fund
Class	A	B	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None	5.00%	1.00%
Redemption Fee as a % of amount redeemed	2.00%	2.00%	2.00%
The Fund will charge a redemption fee of 2.0% on shares redeemed (including by exchange) within 30 days of purchase.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.71%	.71%	.71%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%
Other Expenses	.42%	.29%	.37%
Total Annual Fund Operating Expenses	1.38%	2.00%	2.08%

EXAMPLE

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:

Class	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	$658	$939	$1,241	$2,095
B	$703	$927	$1,278	$2,168
C	$311	$652	$1,119	$2,410
You would pay the following expenses if you did not redeem your shares:
A	$658	$939	$1,241	$2,095
B	$203	$627	$1,078	$2,168
C	$211	$652	$1,119	$2,410

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61.58% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of large-capitalization growth stocks. At December 31, 2010, the market capitalization of the companies in this index ranged from $1.2 billion to $372.7 billion.

The Board of Trustees of the Fund has approved further narrowing the Fund's investment focus within the range set forth above. Under normal circumstances, the Fund intends to invest at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization greater than $10 billion. The Fund will not purchase securities of companies that, at the time of purchase of the securities, have a market capitalization less than $4 billion. Additionally, the Fund will generally limit its investments to between 70 – 100 holdings.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

PERFORMANCE

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS A SHARES* as of December 31 (%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010*
	1 YEAR	5 YEARS	10 YEARS	SINCE 12/31/96**
Class A (Inception 12/31/96)
Return Before Taxes	6.78%	0.44%	-0.45%	4.90%
Return After Taxes on Distributions	6.65%	0.40%	-0.46%	3.96%
Return After Taxes on Distributions and Sale of Fund Shares	4.41%	0.35%	-0.39%	3.85%
Class B (Inception 11/11/86)	6.93%	0.46%	-0.50%	4.85%
Class C (Inception 7/31/97)	10.84%	0.81%	-0.63%	4.60%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%	4.58%

*  Because the offering of the Fund's Class B shares has been limited, the chart has been revised to reflect the performance of the Fund's Class A Shares.

**  Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since inception performance of the Fund's Class B Shares is available upon request.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

MANAGEMENT

Investment Manager	Portfolio Managers
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since September 2001

Andrew Silverberg Senior Vice President and Portfolio Manager Since January 2007

SHAREHOLDER INFORMATION

Purchasing and Redeeming Fund Shares

Effective May 2, 2011, Class B Shares of the Fund are closed to new accounts.

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A, Class B or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

In general, investors may purchase or redeem Fund shares on any business day by mail (Boston Financial Data Services, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Alger Mid Cap Growth Fund

INVESTMENT OBJECTIVE

Alger Mid Cap Growth Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 26 of the Fund's Statement of Additional Information.

	Alger Mid Cap Growth Fund
Class	A	B	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None	5.00%	1.00%
Redemption Fee as a % of amount redeemed	2.00%	2.00%	2.00%
The Fund will charge a redemption fee of 2.0% on shares redeemed (including by exchange) within 30 days of purchase.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.76%	.76%	.76%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%
Other Expenses	.37%	.36%	.44%
Total Annual Fund Operating Expenses	1.38%	2.12%	2.20%

EXAMPLE

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:

Class	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	$658	$939	$1,241	$2,095
B	$715	$964	$1,339	$2,263
C	$323	$688	$1,180	$2,534
You would pay the following expenses if you did not redeem your shares:
A	$658	$939	$1,241	$2,095
B	$215	$664	$1,139	$2,263
C	$223	$688	$1,180	$2,534

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 195.64% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on mid-sized companies that Fred Alger Management, Inc. believes demonstrate promising growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December 31, 2010, the market capitalization of the companies in these indexes ranged from $480 million to $22.1 billion.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling

(writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

•  the possibility of greater risk by investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.

•  it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

PERFORMANCE

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS A SHARES* as of December 31 (%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010*
	1 YEAR	5 YEARS	10 YEARS	SINCE 12/31/96**
Class A (Inception 12/31/96)
Return Before Taxes	12.54%	0.31%	1.67%	7.54%
Return After Taxes on Distributions	12.54%	-1.37%	0.51%	5.32%
Return After Taxes on Distributions and Sale of Fund Shares	8.15%	-0.47%	0.91%	5.38%
Class B (Inception 5/24/93)	12.58%	0.30%	1.61%	7.48%
Class C (Inception 7/31/97)	16.65%	0.57%	1.42%	7.10%
Russell MidCap Growth Index (reflects no deduction for fees, expenses or taxes)	26.38%	4.88%	3.12%	7.13%

*  Because the offering of the Fund's Class B shares has been limited, the chart has been revised to reflect the performance of the Fund's Class A Shares.

**  Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since inception performance of the Fund's Class B Shares is available upon request.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

MANAGEMENT

Investment Manager	Portfolio Manager
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since September 2001

Co-Portfolio Managers:

Ankur Crawford, Ph.D. Senior Vice President Senior Analyst Co-Portfolio Manager Since November 2010

Maria Liotta Senior Vice President Senior Analyst Co-Portfolio Manager Since November 2010

Michael Young Senior Vice President Senior Analyst Co-Portfolio Manager Since November 2010

SHAREHOLDER INFORMATION

Purchasing and Redeeming Fund Shares

Effective May 2, 2011, Class B Shares of the Fund are closed to new accounts.

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A, Class B or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

In general, investors may purchase or redeem Fund shares on any business day by mail (Boston Financial Data Services, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Alger SMid Cap Growth Fund

INVESTMENT OBJECTIVE

Alger SMid Cap Growth Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 26 of the Fund's Statement of Additional Information.

	Alger SMid Cap Growth Fund
Class	A	B	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None	5.00%	1.00%
Redemption Fee as a % of amount redeemed	2.00%	2.00%	2.00%
The Fund will charge a redemption fee of 2.0% on shares redeemed (including by exchange) within 30 days of purchase.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%	.81%	.81%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%
Other Expenses	.26%	.35%	.32%
Total Annual Fund Operating Expenses	1.32%	2.16%	2.13%

EXAMPLE

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:

Class	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	$652	$921	$1,210	$2,032
B	$719	$976	$1,359	$2,280
C	$316	$667	$1,144	$2,462
You would pay the following expenses if you did not redeem your shares:
A	$652	$921	$1,210	$2,032
B	$219	$676	$1,159	$2,280
C	$216	$667	$1,144	$2,462

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58.80% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. The Fund focuses on smallcap and midcap companies that Fred Alger Management, Inc. believes demonstrate promising growth potential. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2010, the market capitalization of the companies in these indexes ranged from $24.2 million to $22.1 billion.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

•  the possibility of greater risk by investing in companies with small or medium market capitalizations rather than larger, more established issuers due to such factors as more limited product lines or financial resources or lack of management depth.

•  it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

PERFORMANCE

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS A SHARES* as of December 31 (%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010*
	1 YEAR	5 YEARS	SINCE INCEPTION (5/8/02)
Class A
Return Before Taxes	16.81%	5.16%	7.15%
Return After Taxes on Distributions	16.81%	4.96%	6.73%
Return After Taxes on Distributions and Sale of Fund Shares	10.93%	4.44%	6.14%
Class B	17.23%	5.13%	7.07%
Class C	21.28%	5.48%	7.02%
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	28.86%	5.63%	7.14%

*  Because the offering of the Fund's Class B shares has been limited, the chart has been revised to reflect the performance of the Fund's Class A Shares.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their

Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

MANAGEMENT

Investment Manager	Portfolio Managers
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since Inception (5/8/02)

Jill Greenwald, CFA Executive Vice President and Portfolio Manager Since Inception (5/8/02)

SHAREHOLDER INFORMATION

Purchasing and Redeeming Fund Shares

Effective May 2, 2011, Class B Shares of the Fund are closed to new investments.

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

In general, investors may purchase or redeem Fund shares on any business day by mail (Boston Financial Data Services, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Alger Small Cap Growth Fund

INVESTMENT OBJECTIVE

Alger Small Cap Growth Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 26 of the Fund's Statement of Additional Information.

	Alger Small Cap Growth Fund
Class	A	B	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None	5.00%	1.00%
Redemption Fee as a % of amount redeemed	2.00%	2.00%	2.00%
The Fund will charge a redemption fee of 2.0% on shares redeemed (including by exchange) within 30 days of purchase.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%	.81%	.81%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%
Other Expenses	.34%	.34%	.44%
Total Annual Fund Operating Expenses	1.40%	2.15%	2.25%

EXAMPLE

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:

Class	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	$660	$945	$1,251	$2,117
B	$718	$973	$1,354	$2,292
C	$328	$703	$1,205	$2,585
You would pay the following expenses if you did not redeem your shares:
A	$660	$945	$1,251	$2,117
B	$218	$673	$1,154	$2,292
C	$228	$703	$1,205	$2,585

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48.45% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on small, fast-growing companies that Fred Alger Management, Inc. believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are broad indexes of small capitalization stocks. At December 31, 2010, the market capitalization of the companies in these indexes ranged from $24.2 million to $5 billion.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

The Board of Trustees of The Alger Funds has authorized a partial closing of Alger Small Cap Growth Fund. Effective January 19, 2010, the Fund's shares are available for purchase only by existing shareholders of the Fund who maintain open accounts and certain select groups of investors who transact with certain broker dealers and third party administrators identified by Fred Alger & Company, Incorporated, the Fund's distributor.

The Fund may resume sales to all investors at some future date if the Board of Trustees determines that doing so would be in the best interest of shareholders.

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The following risks also apply:

•  the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.

•  it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

PERFORMANCE

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS A SHARES* as of December 31 (%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010*
	1 YEAR	5 YEARS	10 YEARS	SINCE 12/31/96**
Class A (Inception 12/31/96)
Return Before Taxes	18.65%	5.05%	2.02%	2.48%
Return After Taxes on Distributions	18.65%	5.05%	2.02%	1.50%
Return After Taxes on Distributions and Sale of Fund Shares	12.12%	4.35%	1.74%	1.70%
Class B (Inception 11/11/86)	19.33%	5.02%	1.99%	2.45%
Class C (Inception 7/31/97)	23.29%	5.38%	1.84%	2.21%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	29.09%	5.30%	3.78%	4.45%

*  Because the offering of the Fund's Class B shares has been limited, the chart has been revised to reflect the performance of the Fund's Class A Shares.

**  Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since inception performance of the Fund's Class B Shares is available upon request.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

MANAGEMENT

Investment Manager	Portfolio Manager
Fred Alger Management, Inc.	Jill Greenwald, CFA Executive Vice President and Portfolio Manager Since November 2001

SHAREHOLDER INFORMATION

Purchasing and Redeeming Fund Shares

Effective May 2, 2011, Class B Shares of the Fund are closed to new accounts.

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A, Class B or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

In general, investors may purchase or redeem Fund shares on any business day by mail (Boston Financial Data Services, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Alger Growth Opportunities Fund

INVESTMENT OBJECTIVE

Alger Growth Opportunities Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 26 of the Fund's Statement of Additional Information.

	Alger Growth Opportunities Fund
Class	A	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None	1.00%
Redemption Fee as a % of amount redeemed	2.00%	2.00%
The Fund will charge a redemption fee of 2.0% on shares redeemed (including by exchange) within 30 days of purchase.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.85%	.85%
Distribution and/or Service (12b-1) Fees	.25%	1.00%
Other Expenses	1.22%	1.31%
Total Annual Fund Operating Expenses	2.32%	3.16%
Expense Reimbursement	.82%*	.91%*
Total Annual Fund Operating Expenses After Expense Reimbursement	1.50%	2.25%

*  Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses through February 28, 2012, to the extent necessary to limit the annual operating expenses of the Fund's Class A Shares to 1.50%, and Class C Shares to 2.25%, of the Fund's average net assets (excluding interest, taxes, brokerage, and extraordinary expenses). This expense reimbursement cannot be terminated.

EXAMPLE

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:

Class	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	$670	$1,137	$1,630	$2,982
C	$328	$889	$1,575	$3,404
Absent expense reimbursement, expenses with redemptions would be as follows:
A	$748	$1,211	$1,700	$3,041
C	$419	$974	$1,654	$3,467
You would pay the following expenses if you did not redeem your shares:
A	$670	$1,137	$1,630	$2,982
C	$228	$889	$1,575	$3,404
Absent expense reimbursement, expenses before redemptions would be as follows:
A	$748	$1,211	$1,700	$3,041
C	$319	$974	$1,654	$3,467

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64.25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund invests primarily in the stock of small, fast-growing companies that Fred Alger Management, Inc. believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Although the Fund may invest without limit in companies of any size, the Fund focuses on companies that, at the time of purchase of the securities, have a total market capitalization not exceeding the highest market capitalization of companies included in the Russell 2500 Growth Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of small and medium capitalization stocks. At December 31, 2010, the highest market capitalization of the companies in this index was $9.6 billion.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

•  the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.

•  it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

PERFORMANCE

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS A SHARES as of December 31 (%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010
	1 YEAR	SINCE INCEPTION (3/3/08)
Class A
Return Before Taxes	21.47%	2.33%
Return After Taxes on Distributions	21.47%	2.33%
Return After Taxes on Distributions and Sale of Fund Shares	13.95%	1.99%
Class C	26.40%	3.49%
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	28.86%	6.23%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

MANAGEMENT

Investment Manager	Portfolio Manager
Fred Alger Management, Inc.	Jill Greenwald, CFA Executive Vice President and Portfolio Manager Since Inception (3/3/08)

SHAREHOLDER INFORMATION

Purchasing and Redeeming Fund Shares

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

In general, investors may purchase or redeem Fund shares on any business day by mail (Boston Financial Data Services, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Alger Health Sciences Fund

INVESTMENT OBJECTIVE

Alger Health Sciences Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 26 of the Fund's Statement of Additional Information.

	Alger Health Sciences Fund
Class	A	B	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None	5.00%	1.00%
Redemption Fee as a % of amount redeemed	2.00%	2.00%	2.00%
The Fund will charge a redemption fee of 2.0% on shares redeemed (including by exchange) within 30 days of purchase.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%	.81%	.81%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%
Other Expenses	.27%	.34%	.31%
Total Annual Fund Operating Expenses	1.33%	2.15%	2.12%

EXAMPLE

The following examples are intended to help you compare the cost of investing in The Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:

Class	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	$653	$924	$1,216	$2,042
B	$718	$973	$1,354	$2,274
C	$315	$664	$1,139	$2,452
You would pay the following expenses if you did not redeem your shares:
A	$653	$924	$1,216	$2,042
B	$218	$673	$1,154	$2,274
C	$215	$664	$1,139	$2,452

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 75.15% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that are engaged in the health sciences sector. A company will be considered to be engaged in the health sciences sector if it derives at least 50% of its earnings or revenues from, or devotes at least 50% of its assets to, activities in any area of the health sciences sector, including health care services, pharmaceuticals, medical equipment and supplies and applied research and development. Such companies include, but are not limited to:

•  hospitals, clinical test laboratories, convalescent and mental health care facilities, home care providers, and companies that supply services to any of the foregoing;

•  companies involved in pharmaceuticals, biotechnology, biochemistry and diagnostics; and

•  producers and manufacturers of medical, dental and optical supplies and equipment.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The following risks also apply:

•  investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

•  it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  since the Fund concentrates its investments in the health sciences sector, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore, because many of the industries in the health sciences sector are subject to substantial government regulation, changes in applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in many areas of the sector may be reflected in greater volatility of the stocks of companies operating in those areas.

PERFORMANCE

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS A SHARES* as of December 31 (%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010*
	1 YEAR	5 YEARS	SINCE INCEPTION (5/1/02)
Class A
Return Before Taxes	-2.40%	3.08%	8.98%
Return After Taxes on Distributions	-2.40%	2.42%	8.25%
Return After Taxes on Distributions and Sale of Fund Shares	-1.56%	2.36%	7.55%
Class B	-2.85%	3.01%	8.88%
Class C	1.14%	3.39%	8.84%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	3.73%

*  Because the offering of the Fund's Class B shares has been limited, the chart has been revised to reflect the performance of the Fund's Class A Shares.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

MANAGEMENT

Investment Manager	Portfolio Managers
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since October 2005

David Farhadi, M.D. Vice President and Senior Analyst Since July 2008

Maria Liotta Senior Vice President Senior Analyst Since November 2010

SHAREHOLDER INFORMATION

Purchasing and Redeeming Fund Shares

Effective May 2, 2011, Class B Shares of the Fund are closed to new investments.

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

In general, investors may purchase or redeem Fund shares on any business day by mail (Boston Financial Data Services, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Alger Growth & Income Fund

INVESTMENT OBJECTIVE

Alger Growth & Income Fund seeks to provide capital appreciation and current income.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 26 of the Fund's Statement of Additional Information.

	Alger Growth & Income Fund
Class	A	B	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None	5.00%	1.00%
Redemption Fee as a % of amount redeemed	2.00%	2.00%	2.00%
The Fund will charge a redemption fee of 2.0% on shares redeemed (including by exchange) within 30 days of purchase.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.585%	.585%	.585%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%
Other Expenses	.50%	.53%	.46%
Total Annual Fund Operating Expenses	1.335%	2.115%	2.045%

EXAMPLE

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:

Class	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	$654	$926	$1,218	$2,048
B	$715	$962	$1,336	$2,248
C	$308	$641	$1,101	$2,374
You would pay the following expenses if you did not redeem your shares:
A	$654	$926	$1,218	$2,048
B	$215	$662	$1,136	$2,248
C	$208	$641	$1,101	$2,374

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72.11% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund invests primarily in equity securities such as common or preferred stocks which Fred Alger Management, Inc. believes offer opportunities for capital appreciation and which also pay dividends. The Fund intends to invest at least 65% of its total assets in dividend paying equity securities. The portfolio may invest up to 35% of its total assets in equity securities that do not pay dividends or in money market instruments and repurchase agreements.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS

As with any portfolio that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. In addition, there are special risks associated with investing in preferred securities, including deferral and omission of distributions, subordination to bonds and other debt securities in a company's capital structure, limited liquidity, limited voting rights and special redemption rights. The market value of preferred stocks is generally more sensitive to changes in interest rates than the market value of common stocks.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The following risk may also apply:

•  The possibility that companies may cut or fail to declare dividends due to market downturns or other reasons.

PERFORMANCE

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Prior to March 1, 2011, the Fund followed a different investment objective and different strategies under the name "Alger Balanced Fund." The Fund will compare its performance to the S&P 500 Index to reflect its new investment objective and strategies. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS A SHARES* as of December 31 (%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010*
	1 YEAR	5 YEARS	10 YEARS	SINCE 12/31/96**
Class A (Inception 12/31/96)
Return Before Taxes	3.80%	1.40%	1.82%	6.19%
Return After Taxes on Distributions	2.99%	0.73%	1.21%	5.09%
Return After Taxes on Distributions and Sale of Fund Shares	2.47%	0.79%	1.18%	4.78%
Class B (Inception 6/1/92)	3.68%	1.30%	1.76%	6.15%
Class C (Inception 7/31/97)	7.78%	1.73%	1.61%	5.89%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	15.06%	2.29%	1.41%	5.69%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%	4.58%
Barclays Capital U.S. Gov't/Credit Bond Index (reflects no deduction for fees, expenses or taxes)	6.59%	5.56%	5.83%	6.19%

*  Because the offering of the Fund's Class B shares has been limited, the chart has been revised to reflect the performance of the Fund's Class A Shares.

**  Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since inception performance of the Fund's Class B Shares is available upon request.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their

Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

MANAGEMENT

Investment Manager	Portfolio Managers
Fred Alger Management, Inc.	Andrew Silverberg Senior Vice President and Portfolio Manager Since January 2007

Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since January 2011

SHAREHOLDER INFORMATION

Purchasing and Redeeming Fund Shares

Effective May 2, 2011, Class B Shares of the Fund are closed to new investments.

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

In general, investors may purchase or redeem Fund shares on any business day by mail (Boston Financial Data Services, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

INTRODUCTION: THE ALGER FUNDS

The investment objective, principal strategy and primary risks of each Fund are discussed individually above. Each Fund other than Alger Growth Opportunities Fund and Alger Growth & Income Fund has adopted a policy to invest at least 80% (85% with respect to Alger Capital Appreciation Fund) of its assets in specified securities appropriate to its name and to provide shareholders with at least 60 days' prior notice of any change with respect to this policy. All of the Funds invest primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. They invest primarily in "growth" stocks. The Funds' Manager, Fred Alger Management, Inc. ("Alger Management" or the "Manager"), believes that these companies tend to fall into one of two categories:

•  HIGH UNIT VOLUME GROWTH

Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or firms simply fulfilling an increased demand for an existing product line.

•  POSITIVE LIFE CYCLE CHANGE

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change; or merger and acquisition.

A company's market capitalization will often dictate which Fund(s) it will be placed in. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

Each Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result of this disciplined investment process, each Fund may engage in active trading of portfolio securities. If a Fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

All of the Funds may, but are not required to, purchase put and call options and sell (write) covered put and call options on securities and securities indexes to seek to increase gain or to hedge against the risk of unfavorable price movements. Other than Alger Large Cap Growth Fund, each Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

There may be additional risks applicable to a specific Fund because of its investment approach.

To the extent that a Fund invests in securities other than those that are its primary focus, the investment risks associated with such other investments are described in this

Prospectus and the Statement of Additional Information. You should read that information carefully.

PERFORMANCE

The bar charts and the tables in the Summary Sections give you some indication of the risks of investing in the Funds by showing changes in each Fund's performance from year to year and by showing how each Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. They assume reinvestment of dividends and distributions. In the bar charts, the annual returns for all Funds are generally subject to a front-end sales charge at a maximum rate of 5.25% that is not reflected. If the bar charts reflected applicable sales charges, returns would be less than those shown. In the tables below the bar charts, average annual returns for all Funds assume redemption at the end of each period shown and reflect all current applicable sales charges. Prior to April 1, 2004, Class C shares were generally subject to an initial sales charge of 1% on purchases up to $1.0 million. The tables for all Funds also show the effect of taxes on the Funds' returns by presenting after-tax returns for Class A Shares. (After-tax returns for the other classes will vary.) These returns are calculated using the highest individual federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemption, giving rise to a tax benefit to the shareholder. Actual after-tax returns will depend on your specific situation and may differ from those shown. The after-tax returns shown may not be relevant to investors owning Fund shares through tax-deferred accounts, such as IRAs or 401(k) plans. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Prior to March 1, 2011, Alger Growth & Income Fund was Alger Balanced Fund. Its investment objectives and strategies were different.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index.

•  Russell 1000 Growth Index: An index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation.

•  Russell 2000 Growth Index: An index of common stocks designed to track performance of small-capitalization companies with greater than average growth orientation.

•  Russell 2500 Growth Index: An index of common stocks designed to track performance of small- and medium-capitalization companies with greater than average growth orientation.

•  Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation.

•  Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

•  S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market.

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The chart below is intended to reflect the annual and cumulative effect of a Fund's expenses, including investment advisory fees and other Fund costs, on each Fund's total return over a 10-year period. The example assumes the following:

•  You invest $10,000 in the Fund and hold it for the entire 10-year period;

•  Your investment has a 5% return before expenses each year; and

•  The maximum initial sales charge is applied.

There is no assurance that the annual expense ratio will be the expense ratio for any Fund classes for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios. Your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Alger Capital Appreciation Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.57%	2.05%	5.81%	9.70%	13.74%	17.92%	22.26%	26.76%	31.43%	36.26%
End Investment Balance	$9,824	$10,185	$10,560	$10,949	$11,352	$11,769	$12,202	$12,651	$13,117	$13,600
Annual Expense	$652	$132	$137	$142	$147	$153	$158	$164	$170	$176
Class B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.80%	5.68%	8.64%	11.68%	14.81%	18.02%	21.33%	24.72%	28.21%	31.80%
End Investment Balance	$10,280	$10,568	$10,864	$11,168	$11,481	$11,802	$12,133	$12,472	$12,821	$13,180
Annual Expense	$223	$229	$236	$242	$249	$256	$263	$271	$278	$286
Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%	2.09%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.91%	5.90%	8.99%	12.16%	15.42%	18.78%	22.24%	25.79%	29.45%	33.22%
End Investment Balance	$10,291	$10,590	$10,899	$11,216	$11,542	$11,878	$12,224	$12,579	$12,945	$13,322
Annual Expense	$212	$218	$225	$231	$238	$245	$252	$259	$267	$274

Alger Large Cap Growth Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.63%	1.93%	5.62%	9.44%	13.41%	17.51%	21.77%	26.17%	30.74%	35.47%
End Investment Balance	$9,818	$10,173	$10,542	$10,923	$11,319	$11,728	$12,153	$12,593	$13,049	$13,521
Annual Expense	$658	$138	$143	$148	$153	$159	$165	$171	$177	$183

Class B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.00%	6.09%	9.27%	12.55%	15.93%	19.41%	22.99%	26.68%	30.48%	34.39%
End Investment Balance	$10,300	$10,609	$10,927	$11,255	$11,593	$11,941	$12,299	$12,668	$13,048	$13,439
Annual Expense	$203	$209	$215	$222	$228	$235	$242	$250	$257	$265
Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.92%	5.93%	9.02%	12.20%	15.48%	18.85%	22.32%	25.89%	29.57%	33.35%
End Investment Balance	$10,292	$10,593	$10,902	$11,220	$11,548	$11,885	$12,232	$12,589	$12,957	$13,335
Annual Expense	$211	$217	$224	$230	$237	$244	$251	$258	$266	$273

Alger MidCap Growth Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.63%	1.93%	5.62%	9.44%	13.41%	17.51%	21.77%	26.17%	30.74%	35.47%
End Investment Balance	$9,818	$10,173	$10,542	$10,923	$11,319	$11,728	$12,153	$12,593	$13,049	$13,521
Annual Expense	$658	$138	$143	$148	$153	$159	$165	$171	$177	$183
Class B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.88%	5.84%	8.89%	12.03%	15.25%	18.57%	21.99%	25.50%	29.12%	32.83%
End Investment Balance	$10,288	$10,584	$10,889	$11,203	$11,525	$11,857	$12,199	$12,550	$12,912	$13,283
Annual Expense	$215	$221	$228	$234	$241	$248	$255	$262	$270	$278
Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%	2.20%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.80%	5.68%	8.64%	11.68%	14.81%	18.02%	21.33%	24.72%	28.21%	31.80%
End Investment Balance	$10,280	$10,568	$10,864	$11,168	$11,481	$11,802	$12,133	$12,472	$12,821	$13,180
Annual Expense	$223	$229	$236	$242	$249	$256	$263	$271	$278	$286

Alger SMid Cap Growth Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.57%	2.05%	5.81%	9.70%	13.74%	17.92%	22.26%	26.76%	31.43%	36.26%
End Investment Balance	$9,824	$10,185	$10,560	$10,949	$11,352	$11,769	$12,202	$12,651	$13,117	$13,600
Annual Expense	$652	$132	$137	$142	$147	$153	$158	$164	$170	$176
Class B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%	2.16%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.84%	5.76%	8.76%	11.85%	15.03%	18.30%	21.66%	25.11%	28.66%	32.32%
End Investment Balance	$10,284	$10,576	$10,876	$11,185	$11,503	$11,830	$12,166	$12,511	$12,866	$13,232
Annual Expense	$219	$225	$232	$238	$245	$252	$259	$267	$274	$282
Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.87%	5.82%	8.86%	11.98%	15.20%	18.50%	21.90%	25.40%	29.00%	32.71%
End Investment Balance	$10,287	$10,582	$10,886	$11,198	$11,520	$11,850	$12,190	$12,540	$12,900	$13,271
Annual Expense	$216	$222	$229	$235	$242	$249	$256	$263	$271	$279

Alger Small Cap Growth Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%	1.40%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.65%	1.89%	5.56%	9.36%	13.30%	17.37%	21.60%	25.98%	30.51%	35.21%
End Investment Balance	$9,816	$10,169	$10,536	$10,915	$11,308	$11,715	$12,137	$12,574	$13,026	$13,495
Annual Expense	$660	$140	$145	$150	$156	$161	$167	$173	$179	$186
Class B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.85%	5.78%	8.80%	11.90%	15.09%	18.37%	21.74%	25.21%	28.78%	32.45%
End Investment Balance	$10,285	$10,578	$10,880	$11,190	$11,509	$11,837	$12,174	$12,521	$12,878	$13,245
Annual Expense	$218	$224	$231	$237	$244	$251	$258	$265	$273	$281
Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%	2.25%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.75%	5.58%	8.48%	11.46%	14.53%	17.68%	20.91%	24.24%	27.65%	31.17%
End Investment Balance	$10,275	$10,558	$10,848	$11,146	$11,453	$11,768	$12,091	$12,424	$12,765	$13,117
Annual Expense	$228	$234	$241	$247	$254	$261	$268	$276	$283	$291

Alger Growth Opportunities Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.50%	2.32%	2.32%	2.32%	2.32%	2.32%	2.32%	2.32%	2.32%	2.32%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.75%	0.88%	3.59%	6.36%	9.21%	12.14%	15.15%	18.23%	21.40%	24.65%
End Investment Balance	$9,807	$10,069	$10,339	$10,616	$10,901	$11,193	$11,493	$11,801	$12,117	$12,442
Annual Expense	$670	$231	$237	$243	$250	$256	$263	$270	$277	$285
Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.25%	3.16%	3.16%	3.16%	3.16%	3.16%	3.16%	3.16%	3.16%	3.16%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.75%	4.64%	6.57%	8.53%	10.52%	12.56%	14.63%	16.74%	18.89%	21.07%
End Investment Balance	$10,275	$10,464	$10,657	$10,853	$11,052	$11,256	$11,463	$11,674	$11,889	$12,107
Annual Expense	$228	$328	$334	$340	$346	$352	$359	$366	$372	$379

Alger Health Sciences Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.58%	2.03%	5.78%	9.66%	13.68%	17.86%	22.18%	26.66%	31.31%	36.13%
End Investment Balance	$9,823	$10,183	$10,557	$10,944	$11,346	$11,762	$12,194	$12,642	$13,106	$13,587
Annual Expense	$653	$133	$138	$143	$148	$154	$159	$165	$171	$178
Class B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%	2.15%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.85%	5.78%	8.80%	11.90%	15.09%	18.37%	21.74%	25.21%	28.78%	32.45%
End Investment Balance	$10,285	$10,578	$10,880	$11,190	$11,509	$11,837	$12,174	$12,521	$12,878	$13,245
Annual Expense	$218	$224	$231	$237	$244	$251	$258	$265	$273	$281

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.88%	5.84%	8.89%	12.03%	15.25%	18.57%	21.99%	25.50%	29.12%	32.83%
End Investment Balance	$10,288	$10,584	$10,889	$11,203	$11,525	$11,857	$12,199	$12,550	$12,912	$13,283
Annual Expense	$215	$221	$228	$234	$241	$248	$255	$262	$270	$278

Alger Growth & Income Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.58%	2.02%	5.76%	9.64%	13.66%	17.82%	22.14%	26.62%	31.26%	36.07%
End Investment Balance	$9,822	$10,182	$10,555	$10,942	$11,343	$11,759	$12,190	$12,637	$13,100	$13,580
Annual Expense	$654	$134	$138	$143	$149	$154	$160	$166	$172	$178
Class B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.89%	5.85%	8.91%	12.05%	15.28%	18.61%	22.03%	25.55%	29.17%	32.90%
End Investment Balance	$10,289	$10,585	$10,891	$11,205	$11,528	$11,861	$12,203	$12,555	$12,917	$13,290
Annual Expense	$215	$221	$227	$234	$240	$247	$254	$262	$269	$277
Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.96%	6.00%	9.13%	12.35%	15.67%	19.09%	22.61%	26.23%	29.97%	33.81%
End Investment Balance	$10,296	$10,600	$10,913	$11,235	$11,567	$11,909	$12,261	$12,623	$12,997	$13,381
Annual Expense	$208	$214	$220	$226	$233	$240	$247	$254	$262	$270

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS

Derivatives

Each Fund may use derivative instruments. Each Fund currently expects that its primary uses of derivatives will involve purchasing put and call options, selling (writing) covered put and call options, and entering into forward currency contracts.

Options

Each Fund may purchase put and call options and sell (write) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities or to provide diversification of risk. For example, a Fund may purchase a put option on a portfolio security to seek to protect against a decline in the market value of the security, or, if the Fund contemplates purchasing a security in the future, purchase a call option on the security in anticipation of an increase in the security's market value. When the Fund writes an option, if the market value of the underlying security does not move to a level that would make exercise of the option profitable to its holder, the option generally will expire unexercised and the Fund will realize as a profit the premium it received.

A call option on a security gives the purchaser of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer is obligated upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option on a security gives the holder of the option, in return for the premium paid, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The writer, who receives the premium, is obligated upon exercise of the option to buy the underlying security at the exercise price. An option on a stock index gives the holder the right to receive a cash settlement during the term of the option based on the amount, if any, by which the exercise price exceeds (if the option is a put) or is exceeded by (if the option is a call) the current value of the index, which is itself a function of the market values of the securities included in the index. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying security to the option holder and will not participate in any increase in the security's value above that price. When a put option written by the fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. Price movements in a Fund's portfolio securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend in part on the ability of the Manager to predict correctly movements in the direction of a particular market or of the stock market generally. Because options on indexes require settlement in cash, the Fund may be force to liquidate portfolio securities to meet settlement obligations.

Forward Currency Contracts

Each Fund may enter into foreign currency contracts for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain or reduce exposure to the foreign currency for investment purposes. A forward currency contract involves a privately negotiated obligation by the Fund to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract. Entering into forward currency contracts will subject the Fund to risks, including, in particular, currency exchange rate risks and the risk of non-performance by the contract counterparty. Additionally, the Fund's success in these contracts may depend on the Manager's ability to predict accurately future foreign exchange rates.

Foreign Securities

Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks.

U.S. Government Securities

U.S. Government Obligations are bills, notes, bonds and other fixed-income securities issued by the U.S. Treasury; they are direct obligations of the U.S. Government and differ mainly in the length of their maturities. U.S. Government Agency Securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Illiquid and Restricted Securities

Each Fund may invest in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. A Fund may not invest more than 15% of its net assets (10% of net assets with respect to Alger Large Cap Growth Fund) in "illiquid" securities, which include certain restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees of the Trust to be liquid are not subject to this limitation.

Securities Lending

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations. Loans of securities by the Fund, if and when made, may not exceed 33-1/3% of the Fund's total assets including all collateral on such loans, less liabilities exclusive of the obligation to return such collateral, and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. A Fund will not lend securities to Alger Management or its affiliates.

Temporary Defensive and Interim Investments

In times of adverse or unstable market, economic or political conditions, each Fund may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Fund's assets from a temporary, unacceptable risk of loss, rather than directly to promote the Fund's investment objective. A Fund may also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may not achieve its investment objective while in a temporary defensive or interim position.

Other securities the Funds may invest in are discussed in the Funds' Statement of Additional Information.

MANAGEMENT AND ORGANIZATION

Manager

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at December 31, 2010) approximately $10.2 billion in mutual fund assets as well as $5.1 billion in other assets. The Manager makes investment decisions for the Funds and continuously reviews their investment programs. These management responsibilities are subject to the supervision of the Board of Trustees. A discussion of the Trustees' basis for approving the advisory contract with respect to each of the Funds is available in the Funds' annual report to shareholders. The Funds pay the Manager advisory fees at these annual rates based on a percentage of average daily net assets: Alger Capital Appreciation Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund and Alger Health Sciences Fund – .81%; Alger Large Cap Growth Fund, Alger Growth & Income Fund – .585%; Alger Mid Cap Growth Fund – .76%; and Alger Growth Opportunities Fund – .85%.

Portfolio Managers Primarily Responsible for Day-to-Day Management of Portfolio Investments

Fund	Portfolio Manager(s)	Since
Alger Capital Appreciation Fund	Patrick Kelly, CFA	October 2005 (co-portfolio manager from September 2004 to October 2005)

Alger Large Cap Growth Fund	Dan C. Chung, CFA Andrew Silverberg	September 2001 January 2007

Alger Mid Cap Growth Fund	Dan C. Chung, CFA Co-Portfolio Managers: Ankur Crawford, Ph.D. Maria Liotta Michael Young	September 2001 November 2010 November 2010 November 2010

Alger SMid Cap Growth Fund	Dan C. Chung, CFA Jill Greenwald, CFA	Inception (5/8/02) Inception (5/8/02)

Alger Small Cap Growth Fund	Jill Greenwald, CFA	November 2001

Alger Growth Opportunities Fund	Jill Greenwald, CFA	Inception (3/3/08)

Alger Health Sciences Fund	Dan C. Chung, CFA David Farhadi, M.D. Maria Liotta	October 2005 July 2008 November 2010

Alger Growth & Income Fund	Andrew Silverberg Dan C. Chung, CFA	January 2007 January 2011

•  Mr. Chung has been employed by the Manager since 1994 and currently serves as Chief Executive Officer, Chief Investment Officer and portfolio manager.

•  Ms. Crawford has been employed by the Manager since 2004 and currently serves as Senior Vice President, Senior Analyst and co-portfolio manager.

•  David Farhadi, M.D. has been employed by the Manager since 2008 and currently serves as Vice President and Senior Analyst. Prior to joining the Manager, he was an analyst and portfolio manager at Pequot Capital Management from September 2006 to December 2007 and an analyst for Citadel Investment Group from April 2004 to March 2006.

•  Ms. Greenwald has been employed by the Manager since 2001 and currently serves as Executive Vice President and portfolio manager.

•  Mr. Kelly has been employed by the Manager since 1999 and currently serves as Executive Vice President and portfolio manager.

•  Ms. Liotta has been employed by the Manager since 2010 and currently serves as Senior Vice President, Senior Analyst, and co-portfolio manager. Prior to joining the Manager, she was a director at Citigroup from 2009 to 2010, a managing director at Merrill Lynch from 2007 to 2009 and a managing director at The Galleon Group from 2002 to 2007.

•  Mr. Silverberg has been employed by the Manager since 2001 and currently serves as Senior Vice President and Portfolio Manager.

•  Mr. Young has been employed by the Manager since 2008 and currently serves as Senior Vice President, Senior Analyst and co-portfolio manager. Prior to joining the Manager, he was self employed from 2007 to 2008 and a senior energy analyst at Fidelity Management & Research from 2005 to 2007.

The Funds' Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the Funds.

Administrator

Pursuant to a separate administration agreement, the Manager also provides administrative services to each Fund, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Fund; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Fund's investment portfolios and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Fund's custodian, transfer agent and printers; providing trading desk facilities for the Fund; and supervising compliance by the Fund with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund pays the Manager an administrative fee at the annual rate of 0.0275% based on a percentage of the Fund's average daily net assets.

Please see the Shareholder Information section beginning on page A-1.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for the fiscal years ended October 31, 2010 and October 31, 2009 has been audited by Deloitte & Touche LLP whose report, along with the Funds' financial statements, is included in the Annual Report, which is available upon request. Information pertaining to the fiscal periods ended October 31, 2008, October 31, 2007 and October 31, 2006 has been audited by other auditors.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER CAPITAL APPRECIATION FUND	CLASS A
	Year ended 10/31/10	Year ended 10/31/09	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06
Net asset value, beginning of period	$11.48	$9.24	$15.66	$11.05	$9.27
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (i)	(0.02)	0.01	(0.05)	(0.09)	(0.06)
Net realized and unrealized gain (loss) on investments	2.02	2.23	(6.37)	4.70	1.84
Total from investment operations	2.00	2.24	(6.42)	4.61	1.78
Net asset value, end of period	$13.48	$11.48	$9.24	$15.66	$11.05
Total return (ii)	17.4%	24.2%	(41.0)%	41.7%	19.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$673,841	$543,395	$400,523	$452,152	$152,808
Ratio of gross expenses to average net assets	1.32%	1.43%	1.35%	1.44%	1.39%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.32%	1.43%	1.35%	1.44%	1.39%
Ratio of net investment income (loss) to average net assets	(0.19)%	0.15%	(0.40)%	(0.69)%	(0.57)%
Portfolio turnover rate	211.96%	318.87%	288.74%	251.53%	223.23%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER CAPITAL APPRECIATION FUND	CLASS B
	Year ended 10/31/10	Year ended 10/31/09	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06
Net asset value, beginning of period	$10.34	$8.40	$14.35	$10.20	$8.62
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (i)	(0.12)	(0.07)	(0.14)	(0.17)	(0.12)
Net realized and unrealized gain (loss) on investments	1.82	2.01	(5.81)	4.32	1.70
Total from investment operations	1.70	1.94	(5.95)	4.15	1.58
Net asset value, end of period	$12.04	$10.34	$8.40	$14.35	$10.20
Total return (ii)	16.4%	23.0%	(41.5)%	40.7%	18.3%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$45,294	$52,055	$59,164	$186,431	$179,706
Ratio of gross expenses to average net assets	2.20%	2.40%	2.09%	2.21%	2.14%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	2.20%	2.40%	2.09%	2.21%	2.14%
Ratio of net investment income (loss) to average net assets	(1.05)%	(0.76)%	(1.15)%	(1.42)%	(1.31)%
Portfolio turnover rate	211.96%	318.87%	288.74%	251.53%	223.23%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER CAPITAL APPRECIATION FUND	CLASS C
	Year ended 10/31/10	Year ended 10/31/09	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06
Net asset value, beginning of period	$10.36	$8.40	$14.34	$10.19	$8.61
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (i)	(0.11)	(0.06)	(0.14)	(0.17)	(0.12)
Net realized and unrealized gain (loss) on investments	1.82	2.02	(5.80)	4.32	1.70
Total from investment operations	1.71	1.96	(5.94)	4.15	1.58
Net asset value, end of period	$12.07	$10.36	$8.40	$14.34	$10.19
Total return (ii)	16.5%	23.3%	(41.4)%	40.7%	18.4%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$123,194	$96,774	$73,255	$94,265	$34,933
Ratio of gross expenses to average net assets	2.09%	2.21%	2.10%	2.19%	2.14%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	2.09%	2.21%	2.10%	2.19%	2.14%
Ratio of net investment income (loss) to average net assets	(0.97)%	(0.63)%	(1.15)%	(1.44)%	(1.31)%
Portfolio turnover rate	211.96%	318.87%	288.74%	251.53%	223.23%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER LARGE CAP GROWTH FUND	CLASS A
	Year ended 10/31/10	Year ended 10/31/09	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06
Net asset value, beginning of period	$9.72	$8.20	$14.25	$11.13	$10.48
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (i)	0.06	0.03	(0.01)	(0.01)	(0.02)
Net realized and unrealized gain (loss) on investments	1.48	1.49	(6.04)	3.13	0.67
Total from investment operations	1.54	1.52	(6.05)	3.12	0.65
Dividends from net investment income	(0.01)	—	—	—	—
Net asset value, end of period	$11.25	$9.72	$8.20	$14.25	$11.13
Total return (ii)	15.9%	18.5%	(42.5)%	28.0%	6.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$180,267	$132,551	$136,464	$224,617	$157,185
Ratio of gross expenses to average net assets	1.38%	1.50%	1.30%	1.34%	1.21%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.38%	1.50%	1.30%	1.34%	1.21%
Ratio of net investment income (loss) to average net assets	0.54%	0.39%	(0.10)%	(0.08)%	(0.14)%
Portfolio turnover rate	61.58%	88.21%	181.48%	171.78%	322.94%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER LARGE CAP GROWTH FUND	CLASS B
	Year ended 10/31/10	Year ended 10/31/09	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06
Net asset value, beginning of period	$8.75	$7.42	$12.99	$10.22	$9.70
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (i)	(0.01)	(0.02)	(0.09)	(0.09)	(0.09)
Net realized and unrealized gain (loss) on investments	1.33	1.35	(5.48)	2.86	0.61
Total from investment operations	1.32	1.33	(5.57)	2.77	0.52
Net asset value, end of period	$10.07	$8.75	$7.42	$12.99	$10.22
Total return (ii)	15.1%	17.9%	(42.9)%	27.1%	5.4%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$107,663	$99,170	$94,253	$206,695	$221,298
Ratio of gross expenses to average net assets	2.00%	2.13%	2.05%	2.10%	1.96%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	2.00%	2.13%	2.05%	2.10%	1.96%
Ratio of net investment income (loss) to average net assets	(0.10)%	(0.25)%	(0.87)%	(0.81)%	0.91%
Portfolio turnover rate	61.58%	88.21%	181.48%	171.78%	322.94%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER LARGE CAP GROWTH FUND	CLASS C
	Year ended 10/31/10	Year ended 10/31/09	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06
Net asset value, beginning of period	$8.73	$7.42	$12.98	$10.21	$9.69
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (i)	(0.02)	(0.02)	(0.09)	(0.09)	(0.09)
Net realized and unrealized gain (loss) on investments	1.34	1.33	(5.47)	2.86	0.61
Total from investment operations	1.32	1.31	(5.56)	2.77	0.52
Net asset value, end of period	$10.05	$8.73	$7.42	$12.98	$10.21
Total return (ii)	15.1%	17.7%	(42.8)%	27.1%	5.4%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$25,186	$25,216	$25,902	$44,993	$40,151
Ratio of gross expenses to average net assets	2.08%	2.20%	2.05%	2.09%	1.96%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	2.08%	2.20%	2.05%	2.09%	1.96%
Ratio of net investment income (loss) to average net assets	(0.16)%	(0.31)%	(0.86)%	(0.82)%	(0.90)%
Portfolio turnover rate	61.58%	88.21%	181.48%	171.78%	322.94%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER MID CAP GROWTH FUND	CLASS A
	Year ended 10/31/10	Year ended 10/31/09	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06
Net asset value, beginning of period	$5.24	$4.26	$11.36	$8.93	$9.15
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (i)	(0.01)	(0.03)	(0.05)	(0.07)	(0.07)
Net realized and unrealized gain (loss) on investments	1.16	1.01	(5.23)	3.46	0.85
Total from investment operations	1.15	0.98	(5.28)	3.39	0.78
Distributions from net realized gains	—	—	(1.82)	(0.96)	(1.00)
Net asset value, end of period	$6.39	$5.24	$4.26	$11.36	$8.93
Total return (ii)	21.7%	23.0%	(54.9)%	41.6%	8.9%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$210,641	$215,190	$197,507	$445,903	$318,934
Ratio of gross expenses to average net assets	1.38%	1.49%	1.30%	1.33%	1.23%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.38%	1.49%	1.30%	1.33%	1.23%
Ratio of net investment income (loss) to average net assets	(0.21)%	(0.78)%	(0.67)%	(0.69)%	(0.77)%
Portfolio turnover rate	195.64%	297.11%	328.95%	279.32%	272.41%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER MID CAP GROWTH FUND	CLASS B
	Year ended 10/31/10	Year ended 10/31/09	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06
Net asset value, beginning of period	$4.46	$3.66	$10.09	$8.09	$8.43
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (i)	(0.05)	(0.06)	(0.09)	(0.12)	(0.12)
Net realized and unrealized gain (loss) on investments	0.98	0.86	(4.52)	3.08	0.78
Total from investment operations	0.93	0.80	(4.61)	2.96	0.66
Distributions from net realized gains	—	—	(1.82)	(0.96)	(1.00)
Net asset value, end of period	$5.39	$4.46	$3.66	$10.09	$8.09
Total return (ii)	20.9%	21.9%	(55.2)%	40.5%	8.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$63,782	$64,096	$69,142	$218,783	$212,286
Ratio of gross expenses to average net assets	2.12%	2.32%	2.04%	2.08%	1.98%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	2.12%	2.32%	2.04%	2.08%	1.98%
Ratio of net investment income (loss) to average net assets	(0.97)%	(1.59)%	(1.42)%	(1.43)%	(1.52)%
Portfolio turnover rate	195.64%	297.11%	328.95%	279.32%	272.41%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER MID CAP GROWTH FUND	CLASS C
	Year ended 10/31/10	Year ended 10/31/09	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06
Net asset value, beginning of period	$4.44	$3.64	$10.07	$8.07	$8.41
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (i)	(0.05)	(0.06)	(0.10)	(0.12)	(0.12)
Net realized and unrealized gain (loss) on investments	0.98	0.86	(4.51)	3.08	0.78
Total from investment operations	0.93	0.80	(4.61)	2.96	0.66
Distributions from net realized gains	—	—	(1.82)	(0.96)	(1.00)
Net asset value, end of period	$5.37	$4.44	$3.64	$10.07	$8.07
Total return (ii)	20.7%	21.9%	(55.3)%	40.6%	8.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$33,788	$35,151	$36,582	$84,846	$69,063
Ratio of gross expenses to average net assets	2.20%	2.36%	2.05%	2.08%	1.98%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	2.20%	2.36%	2.05%	2.08%	1.98%
Ratio of net investment income (loss) to average net assets	(1.04)%	(1.63)%	(1.42)%	(1.43)%	(1.52)%
Portfolio turnover rate	195.64%	297.11%	328.95%	279.32%	272.41%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER SMID CAP GROWTH FUND	CLASS A
	Year ended 10/31/10	Year ended 10/31/09	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06
Net asset value, beginning of period	$11.57	$9.72	$18.16	$13.92	$12.23
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (i)	(0.12)	(0.10)	(0.14)	(0.12)	(0.14)
Net realized and unrealized gain (loss) on investments	3.03	1.95	(8.04)	5.05	2.58
Total from investment operations	2.91	1.85	(8.18)	4.93	2.44
Distributions from net realized gains	—	—	(0.26)	(0.69)	(0.75)
Net asset value, end of period	$14.48	$11.57	$9.72	$18.16	$13.92
Total return (ii)	25.2%	19.0%	(45.6)%	37.0%	20.8%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$586,359	$391,804	$299,644	$280,672	$33,419
Ratio of gross expenses to average net assets	1.32%	1.42%	1.34%	1.34%	1.68%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	(0.18)%
Ratio of net expenses to average net assets	1.32%	1.42%	1.34%	1.34%	1.50%
Ratio of net investment income (loss) to average net assets	(0.90)%	(1.00)%	(0.95)%	(0.80)%	(1.02)%
Portfolio turnover rate	58.80%	76.25%	68.50%	64.72%	80.64%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER SMID CAP GROWTH FUND	CLASS B
	Year ended 10/31/10	Year ended 10/31/09	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06
Net asset value, beginning of period	$10.88	$9.23	$17.39	$13.44	$11.92
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (i)	(0.21)	(0.18)	(0.24)	(0.23)	(0.23)
Net realized and unrealized gain (loss) on investments	2.83	1.83	(7.66)	4.87	2.50
Total from investment operations	2.62	1.65	(7.90)	4.64	2.27
Distributions from net realized gains	—	—	(0.26)	(0.69)	(0.75)
Net asset value, end of period	$13.50	$10.88	$9.23	$17.39	$13.44
Total return (ii)	24.1%	17.9%	(46.1)%	36.1%	19.8%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$11,650	$9,891	$8,717	$16,285	$7,251
Ratio of gross expenses to average net assets	2.16%	2.35%	2.13%	2.15%	2.43%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	(0.18)%
Ratio of net expenses to average net assets	2.16%	2.35%	2.13%	2.15%	2.25%
Ratio of net investment income (loss) to average net assets	(1.74)%	(1.92)%	(1.74)%	(1.58)%	(1.77)%
Portfolio turnover rate	58.80%	76.25%	68.50%	64.72%	80.64%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER SMID CAP GROWTH FUND	CLASS C
	Year ended 10/31/10	Year ended 10/31/09	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06
Net asset value, beginning of period	$10.90	$9.24	$17.40	$13.45	$11.92
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (i)	(0.21)	(0.17)	(0.23)	(0.23)	(0.23)
Net realized and unrealized gain (loss) on investments	2.84	1.83	(7.67)	4.87	2.51
Total from investment operations	2.63	1.66	(7.90)	4.64	2.28
Distributions from net realized gains	—	—	(0.26)	(0.69)	(0.75)
Net asset value, end of period	$13.53	$10.90	$9.24	$17.40	$13.45
Total return (ii)	24.1%	18.0%	(46.0)%	36.0%	19.9%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$68,916	$51,274	$40,849	$46,775	$11,940
Ratio of gross expenses to average net assets	2.13%	2.29%	2.07%	2.12%	2.42%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	(0.17)%
Ratio of net expenses to average net assets	2.13%	2.29%	2.07%	2.12%	2.25%
Ratio of net investment income (loss) to average net assets	(1.71)%	(1.86)%	(1.68)%	(1.55)%	(1.79)%
Portfolio turnover rate	58.80%	76.25%	68.50%	64.72%	80.64%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER SMALL CAP GROWTH FUND	CLASS A
	Year ended 10/31/10	Year ended 10/31/09	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06
Net asset value, beginning of period	$5.27	$4.37	$8.02	$6.31	$5.21
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (i)	(0.06)	(0.05)	(0.07)	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	1.49	0.95	(3.58)	1.78	1.15
Total from investment operations	1.43	0.90	(3.65)	1.71	1.10
Net asset value, end of period	$6.70	$5.27	$4.37	$8.02	$6.31
Total return (ii)	27.1%	20.6%	(45.5)%	27.1%	21.1%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$298,103	$282,794	$258,783	$482,318	$221,019
Ratio of gross expenses to average net assets	1.40%	1.53%	1.38%	1.41%	1.37%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.40%	1.53%	1.38%	1.41%	1.37%
Ratio of net investment income (loss) to average net assets	(1.07)%	(1.14)%	(1.09)%	(0.97)%	(0.91)%
Portfolio turnover rate	48.45%	86.89%	62.37%	73.54%	83.72%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER SMALL CAP GROWTH FUND	CLASS B
	Year ended 10/31/10	Year ended 10/31/09	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06
Net asset value, beginning of period	$4.71	$3.94	$7.28	$5.77	$4.80
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (i)	(0.10)	(0.08)	(0.11)	(0.11)	(0.09)
Net realized and unrealized gain (loss) on investments	1.34	0.85	(3.23)	1.62	1.06
Total from investment operations	1.24	0.77	(3.34)	1.51	0.97
Net asset value, end of period	$5.95	$4.71	$3.94	$7.28	$5.77
Total return (ii)	26.3%	19.5%	(45.9)%	26.2%	20.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$22,348	$22,174	$23,783	$57,488	$57,928
Ratio of gross expenses to average net assets	2.15%	2.44%	2.13%	2.16%	2.14%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	2.15%	2.44%	2.13%	2.16%	2.14%
Ratio of net investment income (loss) to average net assets	(1.81)%	(2.04)%	(1.84)%	(1.70)%	(1.66)%
Portfolio turnover rate	48.45%	86.89%	62.37%	73.54%	83.72%
(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER SMALL CAP GROWTH FUND	CLASS C
	Year ended 10/31/10	Year ended 10/31/09	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06
Net asset value, beginning of period	$4.72	$3.95	$7.29	$5.78	$4.81
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (i)	(0.10)	(0.08)	(0.11)	(0.11)	(0.09)
Net realized and unrealized gain (loss) on investments	1.33	0.85	(3.23)	1.62	1.06
Total from investment operations	1.23	0.77	(3.34)	1.51	0.97
Net asset value, end of period	$5.95	$4.72	$3.95	$7.29	$5.78
Total return (ii)	26.1%	19.8%	(45.8)%	26.1%	20.2%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$23,386	$20,255	$18,798	$46,939	$17,580
Ratio of gross expenses to average net assets	2.25%	2.41%	2.13%	2.16%	2.12%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	2.25%	2.41%	2.13%	2.16%	2.12%
Ratio of net investment income (loss) to average net assets	(1.91)%	(2.01)%	(1.84)%	(1.72)%	(1.66)%
Portfolio turnover rate	48.45%	86.89%	62.37%	73.54%	83.72%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER GROWTH OPPORTUNITIES FUND	CLASS A			CLASS C
	Year ended 10/31/10	Year ended 10/31/09	From 3/3/08 (commencement of operations) to 10/31/08 (i)	Year ended 10/31/10	Year ended 10/31/09	From 3/3/08 (commencement of operations) to 10/31/08 (i)
Net asset value, beginning of period	$7.94	$6.55	$10.00	$7.84	$6.51	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (ii)	(0.11)	(0.08)	(0.06)	(0.18)	(0.12)	(0.09)
Net realized and unrealized gain (loss) on investments	2.40	1.47	(3.39)	2.36	1.45	(3.40)
Total from investment operations	2.29	1.39	(3.45)	2.18	1.33	(3.49)
Net asset value, end of period	$10.23	$7.94	$6.55	$10.02	$7.84	$6.51
Total return (iii)	28.8%	21.2%	(34.5)%	27.8%	20.4%	(34.9)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$8,186	$5,394	$2,266	$2,304	$1,454	$895
Ratio of gross expenses to average net assets	2.32%	2.93%	3.14%	3.16%	3.73%	3.88%
Ratio of expense reimbursements to average net assets	(0.82)%	(1.43)%	(1.64)%	(0.91)%	(1.48)%	(1.63)%
Ratio of net expenses to average net assets	1.50%	1.50%	1.50%	2.25%	2.25%	2.25%
Ratio of net investment income (loss) to average net assets	(1.24)%	(1.10)%	1.11%	(2.00)%	(1.85)%	(1.85)%
Portfolio turnover rate	64.25%	63.94%	27.80%	64.25%	63.94%	27.80%

(i)  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER HEALTH SCIENCES FUND	CLASS A
	Year ended 10/31/10	Year ended 10/31/09	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06
Net asset value, beginning of period	$15.76	$13.65	$19.94	$18.17	$16.24
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (i)	(0.10)	(0.08)	(0.09)	(0.08)	(0.07)
Net realized and unrealized gain (loss) on investments	1.76	2.19	(4.71)	2.72	2.35
Total from investment operations	1.66	2.11	(4.80)	2.64	2.28
Distributions from net realized gains	—	—	(1.49)	(0.87)	(0.35)
Net asset value, end of period	$17.42	$15.76	$13.65	$19.94	$18.17
Total return (ii)	10.5%	15.5%	(26.0)%	15.3%	14.3%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$156,438	$166,555	$180,210	$193,165	$116,165
Ratio of gross expenses to average net assets	1.33%	1.41%	1.31%	1.35%	1.35%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	1.33%	1.41%	1.31%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets	(0.58)%	(0.59)%	(0.54)%	(0.42)%	(0.40)%
Portfolio turnover rate	75.15%	174.56%	202.86%	183.27%	168.87%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER HEALTH SCIENCES FUND	CLASS B
	Year ended 10/31/10	Year ended 10/31/09	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06
Net asset value, beginning of period	$14.78	$12.92	$19.10	$17.56	$15.83
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (i)	(0.23)	(0.20)	(0.21)	(0.20)	(0.19)
Net realized and unrealized gain (loss) on investments	1.66	2.06	(4.48)	2.61	2.27
Total from investment operations	1.43	1.86	(4.69)	2.41	2.08
Distributions from net realized gains	—	—	(1.49)	(0.87)	(0.35)
Net asset value, end of period	$16.21	$14.78	$12.92	$19.10	$17.56
Total return (ii)	9.7%	14.4%	(26.6)%	14.5%	13.3%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$16,675	$17,039	$16,677	$22,605	$22,995
Ratio of gross expenses to average net assets	2.15%	2.29%	2.06%	2.10%	2.10%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net expenses to average net assets	2.15%	2.29%	2.06%	2.10%	2.10%
Ratio of net investment income (loss) to average net assets	(1.41)%	(1.48)%	(1.29)%	(1.16)%	(1.15)%
Portfolio turnover rate	75.15%	174.56%	202.86%	183.27%	168.87%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER HEALTH SCIENCES FUND	CLASS C
	Year ended 10/31/10	Year ended 10/31/09	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06
Net asset value, beginning of period	$14.80	$12.92	$19.09	$17.56	$15.82
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (i)	(0.22)	(0.18)	(0.21)	(0.20)	(0.19)
Net realized and unrealized gain (loss) on investments	1.65	2.06	(4.47)	2.60	2.28
Total from investment operations	1.43	1.88	(4.68)	2.40	2.09
Distributions from net realized gains	—	—	(1.49)	(0.87)	(0.35)
Net asset value, end of period	$16.23	$14.80	$12.92	$19.09	$17.56
Total return (ii)	9.7%	14.6%	(26.6)%	14.4%	13.4%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$64,825	$68,378	$70,255	$69,618	$45,947
Ratio of gross expenses to average net assets	2.12%	2.19%	2.06%	2.10%	2.12%
Ratio of expense reimbursements to average net assets	0.00%	0.00%	0.00%	0.00%	(0.01)%
Ratio of net expenses to average net assets	2.12%	2.19%	2.06%	2.10%	2.11%
Ratio of net investment income (loss) to average net assets	(1.37)%	(1.38)%	(1.30)%	(1.16)%	(1.15)%
Portfolio turnover rate	75.15%	174.56%	202.86%	183.27%	168.87%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER GROWTH & INCOME FUND (formerly known as Alger Balanced Fund)	CLASS A
	Year ended 10/31/10	Year ended 10/31/09	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06
Net asset value, beginning of period	$19.50	$16.97	$24.71	$21.15	$20.29
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (i)	0.42	0.37	0.35	0.29	0.23
Net realized and unrealized gain (loss) on investments	1.86	2.57	(7.76)	3.57	0.84
Total from investment operations	2.28	2.94	(7.41)	3.86	1.07
Dividends from net investment income	(0.40)	(0.41)	(0.33)	(0.30)	(0.21)
Net asset value, end of period	$21.38	$19.50	$16.97	$24.71	$21.15
Total return (ii)	11.8%	17.9%	(30.4)%	18.5%	5.3%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$41,160	$35,465	$31,102	$35,789	$43,224
Ratio of gross expenses to average net assets	1.46%	1.52%	1.33%	1.33%	1.32%
Ratio of expense reimbursements to average net assets	(0.09)%	(0.09)%	(0.09)%	(0.08)%	0.00%
Ratio of net expenses to average net assets	1.37%	1.43%	1.24%	1.25%	1.32%
Ratio of net investment income (loss) to average net assets	2.08%	2.14%	1.60%	1.26%	1.15%
Portfolio turnover rate	72.11%	100.18%	78.04%	139.18%	271.30%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER GROWTH & INCOME FUND (formerly known as Alger Balanced Fund)	CLASS B
	Year ended 10/31/10	Year ended 10/31/09	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06
Net asset value, beginning of period	$19.18	$16.61	$24.16	$20.66	$19.81
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (i)	0.25	0.21	0.18	0.12	0.08
Net realized and unrealized gain (loss) on investments	1.84	2.54	(7.60)	3.50	0.82
Total from investment operations	2.09	2.75	(7.42)	3.62	0.90
Dividends from net investment income	(0.19)	(0.18)	(0.13)	(0.12)	(0.05)
Net asset value, end of period	$21.08	$19.18	$16.61	$24.16	$20.66
Total return (ii)	10.9%	16.8%	(30.9)%	17.6%	4.5%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$10,380	$14,408	$20,762	$53,928	$67,170
Ratio of gross expenses to average net assets	2.24%	2.41%	2.07%	2.07%	2.07%
Ratio of expense reimbursements to average net assets	(0.09)%	(0.09)%	(0.09)%	(0.08)%	0.00%
Ratio of net expenses to average net assets	2.15%	2.32%	1.98%	1.99%	2.07%
Ratio of net investment income (loss) to average net assets	1.26%	1.29%	0.81%	0.53%	0.40%
Portfolio turnover rate	72.11%	100.18%	78.04%	139.18%	271.30%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER GROWTH & INCOME FUND (formerly known as Alger Balanced Fund)	CLASS C
	Year ended 10/31/10	Year ended 10/31/09	Year ended 10/31/08	Year ended 10/31/07	Year ended 10/31/06
Net asset value, beginning of period	$19.19	$16.66	$24.26	$20.75	$19.90
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (i)	0.27	0.23	0.18	0.12	0.08
Net realized and unrealized gain (loss) on investments	1.83	2.54	(7.63)	3.52	0.82
Total from investment operations	2.10	2.77	(7.45)	3.64	0.90
Dividends from net investment income	(0.27)	(0.24)	(0.15)	(0.13)	(0.05)
Net asset value, end of period	$21.02	$19.19	$16.66	$24.26	$20.75
Total return (ii)	11.0%	16.9%	(30.9)%	17.6%	4.5%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$11,259	$11,316	$11,057	$17,079	$22,357
Ratio of gross expenses to average net assets	2.17%	2.32%	2.07%	2.06%	2.07%
Ratio of expense reimbursements to average net assets	(0.09)%	(0.09)%	(0.09)%	(0.08)%	0.00%
Ratio of net expenses to average net assets	2.08%	2.23%	1.98%	1.98%	2.07%
Ratio of net investment income (loss) to average net assets	1.36%	1.35%	0.84%	0.53%	0.41%
Portfolio turnover rate	72.11%	100.18%	78.04%	139.18%	271.30%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

SHAREHOLDER INFORMATION

Distributor

Fred Alger & Company, Incorporated
111 Fifth Avenue
New York, NY 10003

Transfer Agent

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266-8480

Net Asset Value

The value of one share is its "net asset value," or NAV. The NAV for each Fund is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange ("NYSE") is open. Generally, the NYSE is closed on weekends and national holidays. It may close on other days from time to time.

Foreign securities are usually valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade. For each Fund, especially Alger Emerging Markets Fund ("Emerging Fund"), and Alger China-U.S. Growth Fund ("China Fund"), that primarily invests in foreign securities principally listed on foreign exchanges that may trade on days the NYSE is closed, the value of a Fund's assets may be affected on days when shareholders will not be able to purchase or redeem Fund shares.

The assets of each Fund are generally valued on the basis of market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, the security may be valued on the basis of fair value as determined by the Manager under procedures adopted by the Trust's Board of Trustees. A security's valuation may differ depending on the method used for determining value. Short-term money market instruments held by the Funds are generally valued on the basis of amortized cost.

In determining whether market quotations are reliable and readily available, the Manager monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by a Fund. Significant events may affect a particular company (for example, a trading halt in the company's securities on an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close). If the Manager is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the NYSE, that the Manager believes has affected or is likely to affect the price of the instrument, the Manager will use its best judgment to determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees.

The Manager believes that under certain circumstances foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

NAV (net asset value) of a class of shares is computed by adding together the value allocable to the class of the Fund's investments plus cash and other assets, subtracting applicable liabilities and then dividing the result by the number of outstanding shares of the class.

Purchasing and Redeeming Fund Shares

Shares are sold at their offering price, which is the net asset value per share plus any initial sales charge that may apply. You can purchase or redeem shares on any day the NYSE is open. Orders will be processed at the NAV next calculated after your purchase or redemption request is received in good order by the Transfer Agent or other agent appointed by the Distributor. Ordinarily, the Fund will issue your redemption check within seven days after the Transfer Agent accepts your redemption request. However, when you buy shares with a check or via TelePurchase, Automatic Investment Plan, or online, the Fund will not issue payment for redemption requests against those funds until the purchase proceeds are available, which may take up to 15 days. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted. The Transfer Agent or the Fund may reject any purchase order. Share certificates are not issued for shares of the Fund.

If you redeem shares, by sale or exchange, of a Fund within 30 days of purchase (including purchase by exchange), the Fund may impose a redemption fee of 2% of the amount redeemed. This fee will be retained by the Fund. Shares held the longest will be treated as having been redeemed first for purposes of determining whether the fee applies. The fee will not apply to redemptions (i) due to shareholder death or disability, (ii) from certain omnibus accounts with systematic or contractual limitations, (iii) of shares acquired through reinvestment of dividends or capital gains distributions, (iv) through certain employer-sponsored retirement plans or employee benefit plans or, with respect to any plan, to comply with minimum distribution requirements, (v) effected pursuant to an automatic non-discretionary rebalancing program, (vi) pursuant to the Automatic Investment Plan or Systematic Withdrawal Plan, or (vii) by the Fund of accounts falling below the minimum initial investment amount. Each Fund reserves the right to waive this fee in other circumstances if the Manager determines that doing so is in the best interest of the Fund.

Dividends and Distributions

Except as noted below, all Funds declare and pay dividends and distributions annually, and expect that the annual payments to shareholders will consist primarily of capital gains, which may be taxable to you at different rates depending upon how long the Fund held the securities that it sold to create the gains (rather than the length of time you have held shares of the Fund), and that they will also include net investment income, which is taxable as ordinary income. Certain dividend income received by a Fund and paid to you may be subject to a maximum tax rate of 15% (qualified dividends); other income paid to you, such as non-qualifying dividend income or interest earned on debt securities held by the Fund, will continue to be taxed at the higher ordinary income rates. Dividends and distributions may differ among classes of shares of a Fund.

Effective April 1, 2011, Alger Growth & Income Fund will declare and pay dividends from net investment income quarterly. Distributions from net realized gains are declared and paid annually after the end of the fiscal year in which they were earned.

Unless you choose to receive cash payments by checking the box on your account application, any dividends and distributions will be reinvested automatically at the NAV on their payment dates. No additional sales charge will apply to automatically reinvested dividends and distributions. If you have chosen cash payments and a payment is returned to the Fund as undeliverable, that payment will be reinvested upon receipt by the Transfer Agent in Fund shares at the next NAV. All subsequent payments will be reinvested until you reinstate your cash election and provide a valid mailing address.

Regardless of whether you choose to take distributions in cash or reinvest them in the Fund, they may be subject to federal and state taxes. Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Funds.

Classes of Fund Shares

Each of Alger Capital Appreciation Fund, Alger Large Cap Growth Fund and Alger Small Cap Growth Fund offers four classes of shares (Class A, B, C and Z Shares). Each of Alger Mid Cap Growth Fund, Alger Health Sciences Fund and Alger Growth & Income Fund offers three classes of shares (Class A, B and C Shares). Alger SMid Cap Growth Fund is comprised of five classes of shares (Class A, B, C, I and Z Shares). Each of Alger Growth Opportunities Fund and Alger Spectra Fund offers four classes of shares (Class A, C, I and Z Shares. Each of Alger Green Fund, Alger Analyst Fund and Emerging Fund offers three classes of shares (Class A, C and I Shares). China Fund offers two classes of shares (Class A, C Shares). Alger Dynamic Opportunities Fund offers three classes of shares (Class A, C and Z Shares). Class A, B and C Shares are offered in these prospectuses. Class I Shares and Class Z Shares are offered only to institutional investors in separate prospectuses. Shares of classes A, B and C are subject to sales charges. The differences among the classes are described in the following charts:

Sales Charges

Class A Shares

When you buy Class A Shares you may pay the following sales charge:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Asset Value	Dealer Allowance as a % of Offering Price
Less than $25,000	5.25%	5.54%	5.00%
$25,000 - $49,999	4.50%	4.71%	4.25%
$50,000 - $99,999	4.00%	4.17%	3.75%
$100,000 - $249,999	3.50%	3.63%	3.25%
$250,000 - $499,999	2.50%	2.56%	2.25%
$500,000 - $749,999	2.00%	2.04%	1.75%
$750,000 - $999,999	1.50%	1.52%	1.25%
$1,000,000 and over	*	*	1.00%

*  Purchases of Class A Shares which, when combined with current holdings of Class A Shares of the Alger Family of Funds offered with a sales charge, equal or exceed $1,000,000 in the aggregate may be made at net asset value without any initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. The CDSC is waived in certain circumstances.

In calculating a CDSC, the Funds assume first, that the redemption is of shares, if any, that are not subject to any CDSC.

Distribution and/or Service (12b-1) Fees

Each Fund offering Class A Shares has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows Class A Shares to pay a 0.25% fee out of its assets on an ongoing basis for distribution and shareholder services provided to Class A shareholders. These fees will increase the cost of your investment in Class A Shares, and may cost you more than paying other types of sales charges.

Maximum Investment Amount:

No maximum investment limit.

Minimum Investment Amount:

See table on page A-6.

Class B Shares

Effective May 2, 2011, Class B Shares are subject to limited availability. See Investment Instructions on page A-9.

There is no sales charge when you buy Class B Shares.
When you redeem Class B Shares, you may pay the following CDSC:

Years Shares Were Held	Contingent Deferred Sales Charge (CDSC)
Less than one	5%
One but less than two	4%
Two but less than three	3%
Three but less than four	2%
Four but less than five	2%
Five but less than six	1%
Six or more	0%

In calculating a CDSC, the Fund assumes, first, that the redemption is of shares, if any, that are not subject to any CDSC and, second, that the remaining shares redeemed are those that are subject to the lowest charge.

Under certain circumstances, the above requirements may be waived. These circumstances are discussed below and in the applicable Statement of Additional Information.

After eight years, your Class B Shares are automatically converted to Class A Shares. There are no sales charges imposed on the conversion.

Distribution and/or Service (12b-1) Fees

Each Fund offering Class B Shares has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows Class B Shares to pay a 1.00% fee out of its assets on an ongoing basis for distribution and shareholder services provided to Class B shareholders. These fees will increase the cost of your investment in Class B Shares and may cost you more than paying other types of sales charges.

Maximum Investment Amount: $49,999

Minimum Investment Amount:

See table on page A-6.

Class C Shares

There is no sales charge when you buy Class C Shares.
When you redeem Class C Shares, you may pay the following CDSC:

Years Shares Were Held	Contingent Deferred Sales Charge (CDSC)
Less than one	1%
One or more	0%

In calculating a CDSC, the Fund assumes, first, that the redemption is of shares, if any, that are not subject to any CDSC and, second, that the remaining shares redeemed are those that are subject to the lowest charge.

Under certain circumstances, the above requirements may be waived. These circumstances are discussed below and in the applicable Statement of Additional Information.

Distribution and/or Service (12b-1) Fees

Each Fund offering Class C Shares has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows Class C Shares to pay a 1.00% fee on an ongoing basis for distribution and shareholder services provided to Class C shareholders. These fees will increase the cost of your investment in Class C Shares and may cost you more than paying other types of sales charges

Maximum Investment Amount: $999,999

Minimum Investment Amount:

See table below.

Minimum Investments: the following minimums apply to an account in any Fund, whether invested in Class A, Class B or Class C shares.

	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Traditional IRA	500	50
Roth IRA	500	50
Coverdell ESA	500	50
SIMPLE IRA	500	50
Keogh	500	50
401(k)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50
Minimums may be waived in certain circumstances.

Waivers of Sales Charges

No initial sales charge (Class A) or CDSC (Classes A, B or C) is imposed on purchases or redemptions (1) by (i) employees of the Distributor and its affiliates, (ii) Individual Retirement Accounts ("IRAs"), Keogh Plans and employee benefit plans for those employees and (iii) spouses, children, siblings and parents of those employees and trusts of which those individuals are beneficiaries, as long as orders for the shares on behalf of those individuals and trusts were placed by the employees; (2) by (i) accounts managed by the Manager, (ii) employees, participants and beneficiaries of those accounts, (iii) IRAs, Keogh Plans and employee benefit plans for those employees, participants and beneficiaries and (iv) spouses and minor children of those employees, participants and beneficiaries as long as orders for the shares were placed by the employees, participants and beneficiaries; (3) by directors or trustees of any investment company for which the Distributor or any of its affiliates serves as investment adviser or distributor; (4) of shares held through defined contribution plans as defined by the Employee Retirement Income Security Act of 1974, as amended that have an agreement in place with the Distributor for, among other things, waiver of the sales charge; (5) by an investment company registered under the 1940 Act in connection with the combination of the investment company with the Fund by merger, acquisition of assets or by any other transaction; (6) by registered investment advisers for their own accounts; (7) by registered investment advisers, banks, trust companies and other financial institutions, including broker-dealers, and their immediate families, that have an agreement in place with the Distributor for, among other things, waiver of the sales charge; (8) by a financial institution as shareholder of record on behalf of (i) investment advisers or financial planners trading for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services and clients of such investment advisers or financial planners trading for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the financial institution, and (ii) retirement and deferred compensation plans and trusts used to fund those plans; (9) for their own accounts by registered representatives of broker-dealers that have an agreement in place with the Distributor for, among other things, waiver of the sales charge, and their spouses, children, siblings and parents; (10) by children or spouses of individuals who died in the terrorist attacks of September 11, 2001; (11) by shareholders of China Fund as of January 21, 2005 purchasing Class A Shares for their existing accounts; and (12) by shareholders of Class N Shares as of September 23, 2008 purchasing Class A Shares of the Alger Family of Funds.

Investors purchasing Class A Shares subject to one of the foregoing waivers are required to claim and substantiate their eligibility for the waiver at the time of purchase. It is also the responsibility of shareholders redeeming shares otherwise subject to a CDSC but qualifying for a waiver of the charge to assert this status at the time of redemption. Information regarding these procedures is available by contacting the Fund at (800) 992-3863.

Any CDSC which otherwise would be imposed on redemptions of shares of a Fund will be waived in certain instances, including (a) redemptions of shares held at the time a shareholder becomes disabled or dies, including the shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivorship, provided that the redemption is requested within one year after the death or initial determination of disability, (b) redemptions in connection with the following retirement plan distributions: (i) lump-sum or other distributions from a qualified corporate or Keogh retirement plan following retirement, termination of employment, death or disability (or in the case of a five percent owner of the employer maintaining the plan, following attainment of age 70-1/2); (ii) required distributions from an IRA following the attainment of age 70-1/2 or from a custodial account under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended, following the later of retirement or attainment of age 70-1/2; and (iii) a tax-free return of an excess contribution to an IRA, (c) systematic withdrawal payments, and (d) redemptions by the Fund of Fund shares whose value has fallen below the minimum initial investment amount. For purposes of the waiver described in (a) above, a person will be deemed "disabled" if the person is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment that can be expected to result in death or to be of long-continued and indefinite duration.

Shareholders of record as of January 21, 2005 of the undesignated single class of shares of China Fund may purchase Class A Shares of China Fund for their existing accounts at net asset value without the imposition of a sales charge. Class N shareholders as of September 23, 2008 will not be subject to initial sales charges in connection with additional purchases of Class A Shares of the Alger Family of Funds. Due to operational limitations at certain financial intermediaries, a sales charge may be assessed unless you inform the financial intermediary at the time you make any additional purchase that you are eligible for this waiver. Notwithstanding the foregoing, shareholders investing through certain financial intermediaries may not be eligible to purchase shares without imposition of an initial sales charge through such financial intermediaries if the nature of their relationship with, and/or service received from, the financial intermediary changes. Please consult your financial representative for further details.

Under the Reinvestment Privilege, a shareholder who has redeemed shares in a Fund account may reinvest all or part of the redemption proceeds in shares of the same class of the same Fund in the same account without an initial sales charge and receive a credit for any CDSC paid on the redemption, provided the reinvestment is made within 30 days after the redemption. Reinvestment will be at the net asset value of the Fund next determined upon receipt of the proceeds and a letter requesting that this privilege be exercised, subject to confirmation of the shareholder's status or holdings, as the case may be. You will also receive a pro rata credit for any CDSC imposed. This reinvestment privilege may be exercised only once by a shareholder. Reinvestment will not alter any capital gains tax payable on the redemption and a loss may not be allowed for tax purposes. Effective May 2, 2011, the Reinvestment Privilege is not offered for Class B Shares of each of Alger SMid Cap Growth Fund, Alger Health Sciences Fund and Alger Growth & Income Fund.

Reduced Sales Charges

In addition to waivers of sales charges for eligible investors, there are several ways in which any investor in Class A shares may be eligible for a reduced sales charge. Information on reduced sales charges is posted on the Funds' website, www.alger.com.

When purchasing Class A shares, when the dollar amount of your purchase reaches a specified level, known as a breakpoint, you are entitled to pay a reduced front-end sales charge. For example, a purchase of up to $24,999 of Class A shares of the Fund would be charged a front-end sales charge of 5.25%, while a purchase of $25,000 would be charged a front-end sales charge of 4.50%. There are several breakpoints, as shown in the above sales charge table for Class A shares. The greater the investment, the greater the reduction in the sales charge.

A reduced sales charge is also available to Class A investors who indicate an intent to purchase shares in an amount aggregating $25,000 or more over a 13-month period. A Letter of Intent ("LOI") allows the Class A investor to qualify for a breakpoint discount now without immediately investing the aggregate dollar amount at which the breakpoint discount is offered. The investor must refer to the LOI when placing purchase orders. For purposes of an LOI, the purchase amount includes purchases by "any person" (which includes an individual, his or her spouse or domestic partner and children, or a trustee or other fiduciary of a single trust, estate or single fiduciary account) of shares of all classes of the Funds in the Alger Family of Funds offered with a sales charge over the following 13 months. At the investor's request, the 13-month period may begin up to 90 days before the date the LOI is signed. The minimum initial investment under the LOI is 5% of the total LOI amount. Further details are in the applicable Statement of Additional Information.

A third way that an investor in Class A shares may be eligible for a reduced sales charge is by reason of Rights of Accumulation ("ROA"). With ROA, Class A shares of the Fund may be purchased by "any person" (as defined in the immediately preceding paragraph) at a reduced sales charge as determined by aggregating the dollar amount of the new purchase and the current value (at offering price) of all shares of all classes of the Funds in the Alger Family of Funds offered with a sales charge then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

INVESTMENT INSTRUCTIONS

Special Instructions for Class B Shares Effective May 2, 2011:

With respect to each of Alger Capital Appreciation Fund, Alger Large Cap Growth Fund, Alger Mid Cap Growth Fund and Alger Small Cap Growth Fund, Class B Shares are not offered to new investors. Existing shareholders may continue to make additional purchases to their Class B Share accounts and may continue to purchase additional Class B Shares through the reinvestment of dividends and capital gain distributions paid by the Fund. In addition, existing shareholders may continue to exercise the Exchange Privilege as described below, "To Exchange Shares of the Funds." Purchase orders received from new investors for Class B Shares will be invested in Class A Shares of the same Fund, subject to the front-end sales charge that generally applies to Class A Shares.

With respect to each of and Alger SMid Cap Growth Fund, Alger Health Sciences Fund and Alger Growth & Income Fund, Class B Shares are closed to new investors and additional purchases by existing shareholders. Existing shareholders may only continue to purchase additional Class B Shares through the reinvestment of dividends and capital gain distributions paid by the Fund. In addition, existing shareholders may continue to exercise the Exchange Privilege as described below, "To Exchange Shares of the Funds." All purchase orders received for Class B Shares will be invested in Class A Shares of the same Fund, subject to the front-end sales charge that generally applies to Class A Shares. In addition, the Reinvestment Privilege described on page A-8 is no longer offered for Class B Shares of these Funds.

For all Class B Shares, all other Class B Share features, including but not limited to Distribution and/or Service (12b-1) Fees, contingent deferred sales charges (CDSC) and the automatic conversion features, will remain unchanged.

To Open an Account:

BY MAIL: The Funds do not accept cash or cash alternatives for fund purchases. Make checks payable to "The Alger Funds." Visit the Funds' website to download a prospectus and New Account Application at www.alger.com, or call (800) 992-3863 to receive an application via U.S. mail. Mail your completed application and check to the Funds' transfer agent:

Boston Financial Data Services, Inc.
Attn: The Alger Funds
P.O. Box 8480
Boston, MA 02266-8480

Overnight mail is to be sent to the Funds' transfer agent at the following address:

Boston Financial Data Services, Inc.
Attn: The Alger Funds
30 Dan Road
Canton, MA 02021

BY FED WIRE: Forward the completed New Account Application to Boston Financial Data Services, Attn: The Alger Funds, stating that the account will be established by wire transfer and the date and amount of the transfer. Have your bank wire funds to State Street Bank and Trust Company. Contact Boston Financial Data Services at (800) 992-3863 for details.

CONTACT: Call or visit your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY: Complete the Automatic Investment Plan option on your account application. Minimum automatic investment is $50 with a minimum initial investment of $500.

ONLINE: You can open a new account online. Go to www.alger.com and follow the online instructions. Please be sure to first read the Fund prospectus before investing.

To Make Additional Investments in an Existing Account:

BY MAIL: Complete and return the Invest by Mail slip attached to your Alger Funds Statement and return the slip with your investment to:

Boston Financial Data Services, Inc.
Attn: The Alger Funds
P.O. Box 8480
Boston, MA 02266-8480

BY TELEPHONE OR FED WIRE: TelePurchase* allows you to purchase shares by telephone (minimum $500, maximum $50,000) by filling out the appropriate section of the New Account Application or returning the Additional Services Form available at www.alger.com, or call (800) 992-3863 to receive the form by mail. Your purchase request will be processed at the NAV next calculated after it is received and the funds will be transferred from your designated bank account to your Fund account normally within one business day. Call (800) 992-3863 to initiate a TelePurchase.

BY FED WIRE: Have your bank wire funds to State Street Bank and Trust Company. Contact Boston Financial Data Services, Inc. at (800) 992-3863 for details.

*Not available for Retirement Plans

CONTACT: Call or visit your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY: The Alger Family of Funds' Automatic Investment Plan allows you to make automatic purchases on the day of the month that you select. Fill out the appropriate information on the New Account Application or return the Additional Services Form available at www.alger.com or call (800) 992-3863 to receive the form by mail. Minimum automatic investment is $50 with a minimum initial investment of $500.

Government Direct Deposit* allows you to arrange direct deposit of U.S. federal government payments into your Fund account and Payroll Savings Plan* allows you to arrange direct deposit of a portion of your payroll directly to your Fund Account. Call (800) 992-3863 for a Payroll Savings Plan Form or download it at www.alger.com.

*Not available for Retirement Plans

ONLINE: You can purchase additional shares in an existing Fund account. Go to www.alger.com and follow the online instructions.

To Exchange Shares of the Funds:

BY TELEPHONE OR ONLINE: You can exchange shares of any Fund for the same class of shares of another Fund in the Alger Family of Funds, subject to certain restrictions. You can go to www.alger.com, login to access your account, and follow the online instructions, or call (800) 992-3863 to exchange shares (unless you have refused the telephone exchange privilege on your New Account Application). Shares of one class may not be exchanged for shares of another class, except that in limited circumstances certain accounts will be permitted an exchange from Class A Shares to Class I Shares.

To Redeem Shares of the Funds:

BY MAIL: Send a letter of instruction to Boston Financial Data Services, Inc., Attn: The Alger Funds which includes:

•  account number

•  Fund name and Share class

•  number of shares or dollar amount of redemption

•  where to send the proceeds

•  signature(s) of registered owner(s)

•  a signature guarantee is required if

   •  your redemption is for more than $25,000; or

   •  you want the check sent to a different address than the one we have on file; or

   •  you want the check to be made payable to someone other than the registered owners we have on file; or

   •  you have changed your address on file within the past 30 days.

BY TELEPHONE: Call (800) 992-3863 to sell shares (unless you refuse this service on your New Account Application). The Fund will send you a check for any amount. You cannot request a check if you have changed your address on file within the past 30 days. For amounts over $5,000, you can choose to receive a wire to a bank account you previously designated on the records of the Fund.

TeleRedemption* (minimum $500, maximum $50,000) is available by filling out the appropriate section of the New Account Application or returning the Additional Services Form. Your redemption request will be processed at the NAV next calculated after it is received and the funds will be transferred to your bank account normally within two business days. Shares issued in certificate form are not eligible for this service.

If you request that your redemption proceeds be wired to your bank account, there is generally a $10 fee per wire sent to a bank account that you had previously designated on the Fund's records, and generally a $15 fee per wire sent to a bank account not previously designated on the Fund's records. Fed wire requests to a bank account not previously designated on the Fund's records must be made in writing, and require a signature guarantee.

*Not available for Retirement Plans

CONTACT: Call or visit your broker-dealer, investment adviser, bank or other financial institution.

AUTOMATICALLY: Systematic Withdrawal Plan allows you to receive regular monthly, quarterly or annual payments. Your account value must be at least $10,000 at the time you begin participation in the Plan, and the payments must be for $50 or more. The maximum monthly withdrawal is 1% of the account value in the Fund at the time you begin participation in the Plan.

ONLINE: You can redeem shares from an existing Fund account. Go to www.alger.com and follow the online instructions.

To speak to an Alger Family of Funds Representative call (800) 992-3863

Web address: www.alger.com

Representatives are available to assist you with any questions you may have.

Signature Guarantee is a guarantee by a financial institution that your signature is authentic. The financial institution accepts liability for any forgery or fraud if the signature it guarantees proves to be counterfeit. It is an ideal means to protect investors and their assets. A notarization by a Notary Public is not an acceptable substitute.

LIMITATIONS ON EXCESSIVE TRADING

Each of the Funds except for Emerging Fund and China Fund invests predominantly in U.S.-traded, highly liquid securities for which current New York market-closing prices are readily available on a daily basis. Emerging Fund and China Fund may invest a significant amount of their assets in securities traded on foreign exchanges for which current New York market-closing prices may not be readily available on a daily basis at the time each Fund prices its portfolio and determines its NAV per share. Each Fund will determine a fair value for portfolio securities for which current market closing prices are not readily available or otherwise require fair valuation in the circumstances discussed under "Net Asset Value." Additionally, early redemption (including by exchange) of the Funds' shares is subject to a redemption fee. As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from "stale" pricing. Nonetheless, the Funds recognize that the presence of small capitalization and medium capitalization securities and/or foreign securities in a Fund's portfolio and other circumstances may invite active in-and-out trading by Fund shareholders, for whatever reason implemented (including the perception that Funds that invest primarily in securities of small capitalization and medium capitalization issuers may provide greater opportunities because they are less liquid than securities of larger capitalization issuers or that if the Fund invests primarily in foreign securities, it may be more susceptible to the risk of excessive short-term trading due to the potential for time zone arbitrage). Active trading may be attempted and may, if carried out on a large scale, impose burdens on the Funds' portfolio managers, interfere with the efficient management of a Fund, increase the Fund's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of the Fund and its other shareholders. The Funds therefore discourage market timing, and to the extent possible monitor for market timing patterns in each of the Funds.

The Board of Trustees has adopted policies and procedures, including imposition of the redemption fee described herein, to discourage frequent trading of Fund shares. These policies and procedures allow a Fund to reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, in its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in Fund shares or shares of other funds sponsored by the Manager that is detrimental to the Fund involved.

In order to detect significant market timing, the Manager, in accordance with policies and procedures approved by the Trustees, will, among other things, seek to monitor overall subscription, redemption and exchange activity; isolate significant daily activity, and significant activity relative to existing account sizes to determine if there appears to be market timing activity in an individual portfolio. While the Funds might not be able to detect frequent or short-term trading conducted by the underlying owners of shares held in omnibus accounts or placed through market intermediaries other than on a fully-disclosed basis, and therefore might not be able to effectively prevent frequent or short-term trading in those accounts, the Manager attempts to monitor these activities in omnibus accounts and will contract with broker-dealers that sell shares of the Funds and entities that hold omnibus accounts with its mutual funds to seek to discourage, detect and prevent market timing and active trading. There is no guarantee that the Funds' efforts to identify investors who engage in excessive trading activity or to curtail that activity will be successful.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trustees have adopted policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.

Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Funds' shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.

The Funds make their full holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Funds' fiscal quarter.

In addition, the Funds make publicly available their respective month-end top 10 holdings with a 15 day lag and their month-end full portfolios with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

In accordance with the foregoing, the Funds provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Funds will communicate with these third parties to confirm that they understand the Funds' policies and procedures regarding such disclosure. This agreement must be approved by the Funds' Chief Compliance Officer.

The Trustees periodically review a report disclosing the third parties to whom each Fund's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders.

In addition to material the Funds routinely provide to shareholders, the Manager may, upon request, make additional statistical information available regarding the Alger Family of Funds. Such information will include, but not be limited to, relative weightings and characteristics of Fund portfolios versus their respective index and security specific impact on overall portfolio performance. Please contact the Funds at (800) 992-3863 to obtain such information.

OTHER INFORMATION

A Fund may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash.

Shares may be worth more or less when you redeem them than they were at the time you bought them. For tax purposes, this means that when you redeem them you may realize a short- or long-term capital gain or loss, depending upon how long you have held the shares.

Each Fund and the Transfer Agent have reasonable procedures in place to determine that instructions submitted by telephone are genuine. They include requesting personal identification and recording calls. If the Fund and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.

If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in a Fund through an administrator or trustee ("Plan Administrator") that maintains a master or "omnibus" account with one or more Funds for trading on behalf of retirement plans and their participants, the Plan Administrator may apply purchase and exchange limitations which are different than the limitations discussed herein. These limitations may be more or less restrictive than the limitations imposed by the Funds. Consult with your Plan Administrator to determine what purchase and exchange limitations may be applicable to your transactions in the Fund through your retirement plan.

Each Fund may pay the Distributor, Fred Alger & Company, Incorporated, a fee of up to 0.25% of the value of the Fund's average daily net assets for ongoing service and/or maintenance of shareholder accounts. This fee is included in the Fund's 12b-1 fee. The Distributor may pay some of this fee and an additional fee from its own resources to other organizations that also provide servicing and/or maintenance of shareholder accounts.

From time to time the Distributor, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in a Fund, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of a Fund's assets or 0.50% annually of a Fund's sales attributable to that financial intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to requests from financial intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the financial intermediary's reputation, ability to attract and retain assets for the Fund, expertise in distributing a particular class of shares of the Fund, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of a Fund or the amount of proceeds received by a Fund on the sale of shares.

Redemptions by the Funds. If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below the minimum initial investment amount for three consecutive months as a result of redemptions or exchanges (excluding Trust sponsored retirement accounts), the Fund may redeem all your Fund shares within your account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to the minimum initial investment amount or by using the Automatic Investment Plan.

If the Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Each Fund and its agents reserve the right at any time to:

Reject or cancel all or any part of any purchase or exchange order;

Modify any terms or conditions of purchase of shares of the Fund;

Reject or cancel any request to establish Automatic Investment Plan or the Systematic Withdrawal Plan options on the same account; or

Suspend, change or withdraw all or any part of the offering made by this prospectus.

Householding. To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com. If you do not want the mailing of these documents to be combined with those for other members of your household, contact The Alger Funds in writing at Boston Financial Data Services, Inc., Attn: The Alger Funds, P.O. Box 8480, Boston, MA 02266-8480.

LEGAL PROCEEDINGS

On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC"), in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing,concluded that the Manager and the Distributor had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered the Manager and the Distributor to cease and desist from further violations of the WVUSA by engaging in the market-timing-related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with the Manager were served with similar orders. The Manager and the Distributor intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including the Manager, certain mutual funds managed by the Manager, including certain of the Funds (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings under the caption number 1:04-MD-15863 (JFM). After a number of the claims in the Alger lawsuits, including all claims against Alger Mutual Funds and their independent trustees, were dismissed by the court, the Alger-related class and derivative suits were settled. A Final Judgment and Order approving the settlement was entered on October 25, 2010. No appeals from the Final Judgment and Order were filed within the allotted time limit. The settlement was paid by insurance, and had no financial impact on the Alger Mutual Funds.

FOR FUND INFORMATION:

BY TELEPHONE:  (800) 992-3863

BY MAIL:  Boston Financial Data Services, Inc.
Attn: The Alger Funds
P.O. Box 8480
Boston, MA 02266-8480

BY INTERNET:  Text versions of Fund documents can be downloaded from the following sources:

  •  The Fund: http://www.alger.com

  •  SEC (EDGAR data base): www.sec.gov

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about each Fund and its policies, please read the Funds' Statement of Additional Information, which is incorporated by reference into (is legally made a part of) its Prospectus. You can get a free copy of the Statement of Additional Information by calling the Fund's toll-free number, at the Fund's website at http://www.alger.com or by writing to the address above. The Statement of Additional Information is on file with the SEC.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about a Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can receive free copies of these reports by calling the Fund's toll-free number, at the Fund's website at http://www.alger.com or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling 1-202-551-8090.

QUARTERLY FUND HOLDINGS

Each Fund's most recent month end portfolio holdings are available approximately sixty days after month-end on the Fund's website at www.alger.com. Each Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Fund by calling (800) 992-3362.

ALGER ELECTRONIC DELIVERY SERVICE

The Funds provide you with an enhancement of your ability to access Fund documents online. When Fund documents such as prospectuses and annual and semi-annual reports are available, you will be sent an e-mail notification with a link that will take you directly to the Fund information on the Funds' website. To sign up for this free service, enroll at www.icsdelivery.com/alger.

Distributor: Fred Alger & Company, Incorporated
The Alger Funds
SEC File #811-1355
The Alger Funds II
SEC File #811-1743
Alger China-U.S. Growth Fund
SEC File #811-21308

THE ALGER FUNDS

Available for investment by Institutional Investors

	Class	Ticker Symbol
Alger Capital Appreciation Fund	Z	ACAZX
Alger Large Cap Growth Fund	Z	ALCZX
Alger SMid Cap Growth Fund	I	ASIMX
Alger SMid Cap Growth Fund	Z	ASMZX
Alger Small Cap Growth Fund	Z	ASCZX
Alger Growth Opportunities Fund	I	AOFIX
Alger Growth Opportunities Fund	Z	AGOZX

PROSPECTUS

March 1, 2011

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

TABLE OF CONTENTS

THE ALGER FUNDS

42	Summary Sections

42	Alger Capital Appreciation Fund

47	Alger Large Cap Growth Fund

52	Alger SMid Cap Growth Fund

62	Alger Small Cap Growth Fund

67	Alger Growth Opportunities Fund

77	Introduction

78	Performance

79	Hypothetical Investment and Expense Information

80	Additional Information About the Funds' Investments

83	Management and Organization

84	Financial Highlights

A-1	Shareholder Information

	Distributor	A-1

	Transfer Agent	A-1

	Net Asset Value	A-1

	Dividends and Distributions	A-2

	Classes of Fund Shares	A-2

	Purchasing and Redeeming Fund Shares	A-3

	Exchanges	A-4

	Other Purchase and Exchange Limitations	A-4

A-4	Limitations on Excessive Trading

A-5	Disclosure of Portfolio Holdings

A-6	Other Information

A-7	Legal Proceedings

A-9	For Fund Information

SUMMARY SECTIONS

Alger Capital Appreciation Fund

INVESTMENT OBJECTIVE

Alger Capital Appreciation Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no sales charges on purchases or redemptions. "Other Expenses" below are estimated assuming $20 million in net assets. If actual net assets are less, the actual expense ratio will be higher.

Alger Capital Appreciation Fund
Class	Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.21%
Total Annual Fund Operating Expenses	1.02%
Expense Reimbursement*	.05%*
Total Annual Fund Operating Expenses After Expense Reimbursement	.97%

*  Fred Alger Management, Inc. has contractually agreed to waive its fee and/or reimburse Fund expenses through February 28, 2012 to the extent necessary to limit the annual operating expenses (excluding dividends on short sales, interest, taxes, brokerage, and extraordinary expenses) of Class Z Shares of the Fund to .97% of the Fund's average net assets. This expense reimbursement cannot be terminated.

EXAMPLE

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses regardless of whether you redeemed your shares at the end of each period:

Class	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Z	$99	$320	$558	$1,243

Absent expense reimbursement, expenses would be as follows:

Class	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Z	$104	$325	$563	$1,248

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 211.96% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal market circumstances, the Fund invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that Fred Alger Management, Inc. believes demonstrate promising growth potential.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The following risks also apply:

•  investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth.

•  it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value can decrease more quickly than if the Fund had not borrowed.

PERFORMANCE

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Class Z Shares were not offered prior to December 29, 2010. Historical performance prior to December 29, 2010 is that of the Fund's Class A Shares. Performance in the bar chart does not reflect the effect of the sales charge applicable to Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS Z SHARES* as of December 31 (%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010*
	1 YEAR		5 YEARS	10 YEARS	SINCE 12/31/96
Class Z (Inception 12/29/10)
Return Before Taxes	13.11%		8.11%	2.74%	7.53%
Return After Taxes on Distributions	13.11%		8.11%	2.74%	6.89%
Return After Taxes on Distributions and Sale of Fund Shares	8.52%		7.05%	2.37%	6.37%
Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes)	17	x.62%	3.88%	0.30%	4.53%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%		3.75%	0.02%	4.58%

*  Performance of the Fund's Class Z Shares prior to December 29, 2010 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MANAGEMENT

Investment Manager	Portfolio Manager
Fred Alger Management, Inc.	Patrick Kelly, CFA Executive Vice President and Portfolio Manager Since October 2005 (co-portfolio manager from September 2004 to October 2005)

SHAREHOLDER INFORMATION

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Alger Large Cap Growth Fund

INVESTMENT OBJECTIVE

Alger Large Cap Growth Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no sales charges on purchases or redemptions. "Other Expenses" below are estimated assuming $20 million in net assets. If actual net assets are less, the actual expense ratio will be higher.

Alger Large Cap Growth Fund
Class	Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.71%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.22%
Total Annual Fund Operating Expenses	.93%

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses regardless of whether you redeemed your shares at the end of each period:

Class	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Z	$95	$296	$515	$1,143

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 61.58% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of large-capitalization growth stocks. At December 31, 2010, the market capitalization of the companies in this index ranged from $1.2 billion to $372.7 billion.

The Board of Trustees of the Fund has approved further narrowing the Fund's investment focus within the range set forth above. Under normal circumstances, the Fund intends to invest at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization greater than $10 billion. The Fund will not purchase securities of companies that, at the time of purchase of the securities, have a market capitalization less than $4 billion. Additionally, the Fund will generally limit its investments to between 70 – 100 holdings.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

PERFORMANCE

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Class Z Shares were not offered prior to December 29, 2010. Historical performance prior to December 29, 2010 is that of the Fund's Class A Shares. Performance in the bar chart does not reflect the effect of the sales charge applicable to Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS Z SHARES* as of December 31 (%)

Average Annual Total Return as of December 31, 2010*
	1 YEAR	5 YEARS	10 YEARS	SINCE 12/31/96
Class Z (Inception 12/29/10)
Return Before Taxes	12.58%	1.51%	0.08%	5.30%
Return After Taxes on Distributions	12.43%	1.48%	0.06%	4.36%
Return After Taxes on Distributions and Sale of Fund Shares	8.17%	1.27%	0.06%	4.21%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	16.71%	3.75%	0.02%	4.58%

*  Performance of the Fund's Class Z Shares prior to December 29, 2010 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MANAGEMENT

Investment Manager	Portfolio Managers
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since September 2001

Andrew Silverberg Senior Vice President and Portfolio Manager Since January 2007

SHAREHOLDER INFORMATION

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Alger SMid Cap Growth Fund

INVESTMENT OBJECTIVE

Alger SMid Cap Growth Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no sales charges on purchases or redemptions.

Alger SMid Cap Growth Fund
Class	I
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%
Distribution and/or Shareholder Servicing (12b-1) Fees	.25%
Other Expenses	.14%
Total Annual Fund Operating Expenses	1.20%

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

Class	1 YEAR	3 YEARS	5 YEARS	10 YEARS
I	$122	$381	$660	$1,455

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58.80% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. The Fund focuses on smallcap and midcap companies that Fred Alger Management, Inc. believes demonstrate promising growth potential. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2010, the market capitalization of the companies in these indexes ranged from $24.2 million to $22.1 billion.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The following risks also apply:

•  the possibility of greater risk by investing in companies with small or medium market capitalizations rather than larger, more established issuers owing to such factors as more limited product lines or financial resources or lack of management depth.

•  the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

PERFORMANCE

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance prior to August 6, 2007, commencement of the Class I Share's operations, is that of the Fund's Class A Shares. Performance has been adjusted to remove the front-end sales charge imposed by Class A Shares. Class I Shares do not impose any sales charges. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN as of December 31 (%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010
	1 YEAR	5 YEARS*	SINCE 5/8/02*
Class I (Inception 8/6/07)
Return Before Taxes	23.41%	6.44%	7.90%
Return After Taxes on Distributions	23.41%	6.24%	7.47%
Return After Taxes on Distributions and Sale of Fund Shares	15.21%	5.56%	6.81%
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	28.86%	5.63%	7.14%

*  Performance of the Fund's Class I Shares prior to August 6, 2007 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MANAGEMENT

Investment Manager	Portfolio Managers
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager. Since Inception (5/8/02)

Jill Greenwald, CFA Executive Vice President and Portfolio Manager Since Inception (5/8/02)

SHAREHOLDER INFORMATION

Purchasing and Redeeming Fund Shares

The Fund is an investment vehicle for institutional investors, such as corporations, foundations, and trusts managing various types of employee benefit plans, as well as charitable, religious and educational institutions. Typical institutional investors include banks, insurance companies, broker-dealers, investment advisers, investment companies, qualified pension and profit-sharing plans, non-qualified deferred compensation plans, trusts funding charitable, religious and educational institutions and investors who invest through such institutions (or through an organization that processes investor orders on behalf of such institutions) and do so by paying a management, consulting or other fee to such institutions for the right to invest.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Alger SMid Cap Growth Fund

INVESTMENT OBJECTIVE

Alger SMid Cap Growth Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no sales charges on purchases or redemptions. "Other Expenses" below are estimated assuming $20 million in net assets. If actual net assets are less, the actual expense ratio will be higher.

Alger SMid Cap Growth Fund
Class	Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.17%
Total Annual Fund Operating Expenses	.98%

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses regardless of whether you redeemed your shares at the end of each period:

Class	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Z	$100	$312	$542	$1,201

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58.80% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. The Fund focuses on smallcap and midcap companies that Fred Alger Management, Inc. believes demonstrate promising growth potential. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2010, the market capitalization of the companies in these indexes ranged from $24.2 million to $22.1 billion.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

•  the possibility of greater risk by investing in companies with small or medium market capitalizations rather than larger, more established issuers due to such factors as more limited product lines or financial resources or lack of management depth.

•  it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

PERFORMANCE

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance prior to December 29, 2010, commencement of the Class Z Share's operations, is that of the Fund's Class A Shares. Performance has been adjusted to remove the front-end sales charge imposed by Class A Shares. Class Z Shares do not impose any sales charges. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS Z SHARES* as of December 31 (%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010*
	1 YEAR	5 YEARS	SINCE 5/8/02
Class Z (Inception 12/29/10)
Return Before Taxes	23.30%	6.31%	7.82%
Return After Taxes on Distributions	23.30%	6.11%	7.40%
Return After Taxes on Distributions and Sale of Fund Shares	15.14%	5.44%	6.74%
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	28.86%	5.63%	7.14%

*  Performance of the Fund's Class Z Shares prior to December 29, 2010 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MANAGEMENT

Investment Manager	Portfolio Managers
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since Inception (5/8/02)

Jill Greenwald, CFA Executive Vice President and Portfolio Manager Since Inception (5/8/02)

SHAREHOLDER INFORMATION

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Alger Small Cap Growth Fund

INVESTMENT OBJECTIVE

Alger Small Cap Growth Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no sales charges on purchases or redemptions. "Other Expenses" below are estimated assuming $20 million in net assets. If actual net assets are less, the actual expense ratio will be higher.

Alger Small Cap Growth Fund
Class	Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.22%
Total Annual Fund Operating Expenses	1.03%
Expense Reimbursement*	.04%*
Total Annual Fund Operating Expenses After Expense Reimbursement	.99%

*  Fred Alger Management, Inc. has contractually agreed to waive its fee and/or reimburse Fund expenses through February 28, 2012 to the extent necessary to limit the annual operating expenses (excluding dividends on short sales, interest, taxes, brokerage, and extraordinary expenses) of Class Z Shares of the Fund to .99% of the Fund's average net assets. This expense reimbursement cannot be terminated.

EXAMPLE

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses regardless of whether you redeemed your shares at the end of each period:

Class	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Z	$101	$324	$565	$1,256

Absent expense reimbursement, expenses would be as follows:

Class	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Z	$105	$328	$569	$1,259

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48.85% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on small, fast-growing companies that Fred Alger Management, Inc. believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are broad indexes of small capitalization stocks. At December 31, 2010, the market capitalization of the companies in these indexes ranged from $24.2 million to $5 billion.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

The Board of Trustees of The Alger Funds has authorized a partial closing of Alger Small Cap Growth Fund. Because of the continuing issue of limited investment opportunities, Class Z Shares of the Fund are available for purchase only by existing advisory clients of Fred Alger Management, Inc., the Fund's investment manager, who maintain open Small Cap Growth mutual fund or separate accounts.

The Fund may resume sales to all investors at some future date if the Board of Trustees determines that doing so would be in the best interest of shareholders.

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The following risks also apply:

•  the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.

•  it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

PERFORMANCE

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Class Z Shares were not offered prior to December 29, 2010. Historical performance prior to December 29, 2010 is that of the Fund's Class A Shares. Performance in the bar chart does not reflect the effect of the sales charge applicable to Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS Z SHARES* as of December 31 (%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010*
	1 YEAR	5 YEARS	10 YEARS	SINCE 12/31/96
Class Z (Inception 12/29/10)
Return Before Taxes	25.30%	6.17%	2.58%	2.87%
Return After Taxes on Distributions	25.30%	6.17%	2.58%	1.89%
Return After Taxes on Distributions and Sale of Fund Shares	16.44%	5.34%	2.23%	2.05%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	29.09%	5.30%	3.78%	4.45%

*  Performance of the Fund's Class Z Shares prior to December 29, 2010 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MANAGEMENT

Investment Manager	Portfolio Manager
Fred Alger Management, Inc.	Jill Greenwald, CFA Executive Vice President and Portfolio Manager Since November 2001

SHAREHOLDER INFORMATION

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Alger Growth Opportunities Fund

INVESTMENT OBJECTIVE

Alger Growth Opportunities Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no sales charges on purchases or redemptions.

Alger Growth Opportunities Fund
Class	I
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.85%
Distribution and/or Shareholder Servicing (12b-1) Fees	.25%
Other Expenses	1.63%
Total Annual Fund Operating Expenses	2.73%
Expense Reimbursement	1.48%*
Total Annual Fund Operating Expenses After Expense Reimbursement	1.25%

*  Fred Alger Management, Inc. has contractually agreed to reimburse Fund expenses through February 28, 2012 to the extent necessary to limit the annual operating expenses of Class I Shares of the Fund to 1.25% of the Fund's average net assets (excluding interest, taxes, brokerage and extraordinary expenses). This expense reimbursement cannot be terminated.

EXAMPLE

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

Class	1 YEAR	3 YEARS	5 YEARS	10 YEARS
I	$127	$707	$1,313	$2,952

Absent expense reimbursement, expenses would be as follows:

I	$276	$847	$1,445	$3,061

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64.25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund invests primarily in the stock of small, fast-growing companies that Fred Alger Management, Inc. believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Although the Fund may invest without limit in companies of any size, the Fund focuses on companies that, at the time of purchase of the securities, have a total market capitalization not exceeding the highest market capitalization of companies included in the Russell 2500 Growth Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of small and medium capitalization stocks. At December 31, 2010, the highest market capitalization of the companies in this index was $9.6 billion.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The following risks also apply:

•  the possibility of greater risk by investing in companies with small or medium market capitalizations rather than larger, more established issuers owing to such factors as more limited product lines or financial resources or lack of management depth.

•  the risk that the cost of borrowing money to leverage will exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

•  the possibility that it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

PERFORMANCE

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN as of December 31 (%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010
	1 YEAR	SINCE INCEPTION (3/3/08)
Class I
Return Before Taxes	28.60%	4.51%
Return After Taxes on Distributions	28.60%	4.51%
Return After Taxes on Distributions and Sale of Fund Shares	18.59%	3.86%
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	28.86%	6.23%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MANAGEMENT

Investment Manager	Portfolio Manager
Fred Alger Management, Inc.	Jill Greenwald, CFA Executive Vice President and Portfolio Manager Since Inception (3/3/08)

SHAREHOLDER INFORMATION

Purchasing and Redeeming Fund Shares

The Fund is an investment vehicle for institutional investors, such as corporations, foundations, and trusts managing various types of employee benefit plans, as well as charitable, religious and educational institutions. Typical institutional investors include banks, insurance companies, broker-dealers, investment advisers, investment companies, qualified pension and profit-sharing plans, non-qualified deferred compensation plans, trusts funding charitable, religious and educational institutions and investors who invest through such institutions (or through an organization that processes investor orders on behalf of such institutions) and do so by paying a management, consulting or other fee to such institutions for the right to invest.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

Alger Growth Opportunities Fund

INVESTMENT OBJECTIVE

Alger Growth Opportunities Fund seeks long-term capital appreciation.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no sales charges on purchases or redemptions. "Other Expenses" below are estimated assuming $20 million in net assets. If actual net assets are less, the actual expense ratio will be higher.

Alger Growth Opportunities Fund
Class	Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.85%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.31%
Total Annual Fund Operating Expenses	1.16%
Expense Reimbursement*	.06%*
Total Annual Fund Operating Expenses After Expense Reimbursement	1.10%

*  Fred Alger Management, Inc. has contractually agreed to waive its fee and/or reimburse Fund expenses through February 28, 2012 to the extent necessary to limit the annual operating expenses (excluding dividends on short sales, interest, taxes, brokerage, and extraordinary expenses) of Class Z Shares of the Fund to 1.10% of the Fund's average net assets. This expense reimbursement cannot be terminated.

EXAMPLE

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000.00 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses regardless of whether you redeemed your shares at the end of each period:

Class	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Z	$112	$363	$633	$1,404

Absent expense reimbursement, expenses would be as follows:

Class	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Z	$118	$368	$638	$1,409

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 64.25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund invests primarily in the stock of small, fast-growing companies that Fred Alger Management, Inc. believes offer innovative products, services or technologies to a rapidly-expanding marketplace. Although the Fund may invest without limit in companies of any size, the Fund focuses on companies that, at the time of purchase of the securities, have a total market capitalization not exceeding the highest market capitalization of companies included in the Russell 2500 Growth Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of small and medium capitalization stocks. At December 31, 2010, the highest market capitalization of the companies in this index was $9.6 billion.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks, the risk of non-performance by the contract counterparty, and the risk that Fred Alger Management, Inc. may not predict accurately future foreign exchange rates.

The following risks may also apply:

•  the possibility of greater risk by investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources.

•  it may be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

•  the cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

PERFORMANCE

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Class Z Shares were not offered prior to December 29, 2010. Historical performance prior to December 29, 2010 is that of the Fund's Class I Shares. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS Z SHARES* as of December 31 (%)

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2010*
	1 YEAR	SINCE 3/3/08
Class Z (Inception 12/29/10)
Return Before Taxes	28.60%	4.51%
Return After Taxes on Distributions	28.60%	4.51%
Return After Taxes on Distributions and Sale of Fund Shares	18.59%	3.86%
Russell 2500 Growth Index (reflects no deduction for fees, expenses or taxes)	28.86%	6.23%

*  Performance of the Fund's Class Z Shares prior to December 29, 2010 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

MANAGEMENT

Investment Manager	Portfolio Manager
Fred Alger Management, Inc.	Jill Greenwald, CFA Executive Vice President and Portfolio Manager Since Inception (3/3/08)

SHAREHOLDER INFORMATION

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's website for more information.

INTRODUCTION: THE ALGER FUNDS

The investment objective, principal strategy and primary risks of each Fund are discussed in more detail above. Each Fund other than Alger Growth Opportunities Fund has adopted a policy to invest at least 80% (85% with respect to Alger Capital Appreciation Fund) of its assets in specified securities appropriate to its name and to provide its shareholders with at least 60 days' prior notice of any change with respect to this policy.

Each Fund invests primarily in equity securities, such as common or preferred stocks, which are listed on U.S. exchanges or in the over-the-counter market. The Funds invest primarily in "growth" stocks. Fred Alger Management, Inc. ("Alger Management" or the "Manager") believes that these companies tend to fall into one of two categories:

•  HIGH UNIT VOLUME GROWTH

Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or firms simply fulfilling an increased demand for an existing product line.

•  POSITIVE LIFE CYCLE CHANGE

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change; or merger and acquisition.

Each Fund must take into account a company's market capitalization when considering it for investment. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

Each Fund's portfolio managers may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result of this disciplined investment process, each Fund may engage in active trading of portfolio securities. If a Fund does trade in this way, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

Each Fund may, but is not required to, purchase put and call options and sell (write) covered put and call options on securities and securities indexes to seek to increase gain or to hedge against the risk of unfavorable price movements. Each Fund's investment objective may be changed by the Board of Trustees without shareholder approval.

The Alger Funds (the "Trust") offers eight portfolios: Alger Capital Appreciation Fund, Alger Large Cap Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, Alger Small Cap Growth Fund, Alger Growth Opportunities Fund, Alger Health Sciences Fund and Alger Growth & Income Fund. Only Class I Shares and Class Z Shares of SMid Cap Growth Fund and Growth Opportunities Fund, and Class Z Shares of Alger Capital Appreciation Fund, Alger Large Cap Growth Fund, and Alger Small Cap Growth Fund are offered by this Prospectus. You may obtain a copy of the prospectus offering Class A, Class B and Class C Shares of the Funds by writing the Trust c/o Boston

Financial Data Services, Inc., Attn: The Alger Funds, P.O. Box 8480, Boston, MA 02266-8480, or calling (800) 992-3863, or at the Trust's website at http://www.alger.com.

There may be additional risks applicable to a specific Fund because of its investment approach.

To the extent that the Fund invests in securities other than those that are its primary focus, the investment risks associated with such other investments are described in this Prospectus and the Statement of Additional Information. You should read that information carefully.

PERFORMANCE

The bar charts and the tables in the Summary Sections give you some indication of the risks of investing in the Funds by showing changes in each Fund's performance from year to year and by showing how each Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. They assume reinvestment of dividends and distributions. The table for each Fund also shows the effect of taxes on the returns of shares of the Fund. These after-tax returns are calculated using the highest individual federal income and capital gains tax rates in effect at the time of each distribution and redemption, but do not reflect state and local taxes. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemption, giving rise to a tax benefit to the shareholder. Actual after-tax returns will depend on your specific situation and may differ from those shown. The after-tax returns shown may not be relevant to investors owning Fund Shares through tax-deferred accounts, such as IRAs or 401(k) plans. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Each index used in the tables is a broad index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index.

•  Russell 1000 Growth Index: An index of common stocks designed to track performance of large-capitalization companies with greater than average growth orientation.

•  Russell 2000 Growth Index: An index of common stocks designed to track performance of small-capitalization companies with greater than average growth orientation.

•  Russell 2500 Growth Index: An index of common stocks designed to track performance of small- and medium-capitalization companies with greater than average growth orientation.

•  Russell 3000 Growth Index: An index of common stocks designed to track performance of companies with greater than average growth orientation.

HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION

The chart below is intended to reflect the annual and cumulative effect of a Fund's expenses, including investment advisory fees and other Fund costs, on each Fund's total return over a 10-year period. The example assumes the following:

•  You invest $10,000 in the Fund and hold it for the entire 10-year period; and

•  Your investment has a 5% return before expenses each year.

There is no assurance that the annual expense ratio will be the expense ratio for any Fund classes for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios. Your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Alger Capital Appreciation Fund

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.97%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.03%	8.17%	12.48%	16.95%	21.61%	26.45%	31.48%	36.71%	42.15%	47.81%
End Investment Balance	$10,403	$10,817	$11,248	$11,695	$12,161	$12,645	$13,148	$13,671	$14,215	$14,781
Annual Expense	$99	$108	$113	$117	$122	$127	$132	$137	$142	$148

Alger Large Cap Growth Fund

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%	0.93%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.07%	8.31%	12.71%	17.30%	22.08%	27.04%	32.21%	37.60%	43.20%	49.02%
End Investment Balance	$10,407	$10,831	$11,271	$11,730	$12,208	$12,704	$13,221	$13,760	$14,320	$14,902
Annual Expense	$95	$99	$103	$107	$111	$116	$121	$125	$131	$136

Alger SMid Cap Growth Fund

Class I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.80%	7.74%	11.84%	16.09%	20.50%	25.08%	29.83%	34.77%	39.89%	45.20%
End Investment Balance	$10,380	$10,774	$11,184	$11,609	$12,050	$12,508	$12,983	$13,477	$13,989	$14,520
Annual Expense	$122	$127	$132	$137	$142	$147	$153	$159	$165	$171
Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%	0.98%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.02%	8.20%	12.55%	17.08%	21.78%	26.68%	31.77%	37.07%	42.58%	48.31%
End Investment Balance	$10,402	$10,820	$11,255	$11,708	$12,178	$12,668	$13,177	$13,707	$14,258	$14,831
Annual Expense	$100	$104	$108	$113	$117	$122	$127	$132	$137	$143

Alger Small Cap Growth Fund

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.99%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.01%	8.14%	12.43%	16.90%	21.54%	26.36%	31.38%	36.59%	42.02%	47.65%
End Investment Balance	$10,401	$10,814	$11,243	$11,690	$12,154	$12,636	$13,138	$13,659	$14,202	$14,765
Annual Expense	$101	$109	$114	$118	$123	$128	$133	$138	$143	$149

Alger Growth Opportunities Fund

Class I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.25%	2.73%	2.73%	2.73%	2.73%	2.73%	2.73%	2.73%	2.73%	2.73%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.75%	6.11%	8.51%	10.98%	13.50%	16.07%	18.71%	21.40%	24.16%	26.98%
End Investment Balance	$10,375	$10,611	$10,851	$11,098	$11,350	$11,607	$11,871	$12,140	$12,416	$12,698
Annual Expense	$127	$286	$293	$300	$306	$313	$320	$328	$335	$343
Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.10%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%	1.16%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.90%	7.89%	12.03%	16.33%	20.80%	25.44%	30.26%	35.26%	40.45%	45.85%
End Investment Balance	$10,390	$10,789	$11,203	$11,633	$12,080	$12,544	$13,026	$13,526	$14,045	$14,585
Annual Expense	$112	$123	$128	$132	$138	$143	$148	$154	$160	$166

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS

Derivatives

Each Fund may use derivative instruments. Each Fund currently expects that its primary uses of derivatives will involve purchasing put and call options, selling (writing) covered put and call options, and entering into forward currency contracts.

Options

Each Fund may purchase put and call options and sell (write) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities or to provide diversification of risk. For example, a Fund may purchase a put option on a portfolio security to seek to protect against a decline in the market value of the security, or, if the Fund contemplates purchasing a security in the future, purchase a call option on the security in anticipation of an increase in the security's market value. When the Fund writes an option, if the market value of the underlying security does not move to a level that would make exercise of the option profitable to its holder, the option generally will expire unexercised and the Fund will realize as a profit the premium it received.

A call option on a security gives the purchaser of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer is obligated upon exercise of the option to deliver the underlying security upon payment of the exercise price. A put option on a security gives the holder of the option, in return for the premium paid, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. The writer, who receives the premium, is obligated upon exercise of the option to buy the underlying security at the exercise price. An option on a stock index gives the holder the right to receive a cash settlement during the term of the option based on the amount, if any, by which the exercise price exceeds (if the option is a put) or is exceeded by (if the option is a call) the current value of the index, which is itself a function of the market values of the securities included in the index. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying security to the option holder and will not participate in any increase in the security's value above that price. When a put option written by the fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. Price movements in a Fund's portfolio securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend in part on the ability of the Manager to predict correctly movements in the direction of a particular market or of the stock market generally. Because options on indexes require settlement in cash, the Fund may be force to liquidate portfolio securities to meet settlement obligations.

Forward Currency Contracts

Each Fund may enter into foreign currency contracts for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain or reduce exposure to the foreign currency for investment purposes. A forward currency contract involves a privately negotiated obligation by the Fund to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed upon by the parties, at a price set at the time of the contract. Entering into forward currency contracts will subject the Fund to risks, including, in particular, currency exchange rate risks and the risk of non-performance by the contract counterparty. Additionally, the Fund's success in these contracts may depend on the Manager's ability to predict accurately future foreign exchange rates.

Foreign Securities

Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks.

U.S. Government Securities

U.S. Government Obligations are bills, notes, bonds and other fixed-income securities issued by the U.S. Treasury; they are direct obligations of the U.S. Government and differ mainly in the length of their maturities. U.S. Government Agency Securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. Some of these securities are supported by the full faith and credit of the U.S. Treasury; the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Illiquid and Restricted Securities

Each Fund may invest in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. A Fund may not invest more than 15% of its net assets in "illiquid" securities, which include certain restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees of the Trust to be liquid are not subject to this limitation.

Securities Lending

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations. Loans of securities by the Fund, if and when made, may not exceed 33-1/3% of the Fund's total assets including all collateral on such loans, less liabilities exclusive of the obligation to return such collateral, and will be collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. A Fund will not lend securities to Alger Management or its affiliates.

Temporary Defensive and Interim Investments

In times of adverse or unstable market, economic or political conditions, a Fund may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Fund's assets from a temporary, unacceptable risk of loss, rather than directly to promote the Fund's investment objective. A Fund may also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may not achieve its investment objective while in a temporary defensive or interim position.

Other securities the Funds may invest in are discussed in the Funds' Statement of Additional Information.

MANAGEMENT AND ORGANIZATION

Manager

Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003

The Manager has been an investment adviser since 1964, and manages investments totaling (at December 31, 2010) approximately $10.2 billion in mutual fund assets as well as $5.1 billion in other assets. The Manager makes investment decisions for each Fund and continuously reviews its investment programs. These management responsibilities are subject to the supervision of the Board of Trustees. The Funds pays the Manager fees at these annual rates based on a percentage of average daily net assets: Alger Small Cap Growth Fund, Alger Capital Appreciation Fund and Alger SMid Cap Growth Fund – .81%; Alger Large Cap Growth Fund – .71%; and Alger Growth Opportunities Fund – .85%.

A discussion of the Trustees' basis for the approving the investment advisory agreement with respect to each Fund is available in the Fund's annual report to shareholders.

Portfolio Managers Primarily Responsible for Day-to-Day
Management of Portfolio Investments

Fund	Portfolio Manager(s)	Since
Alger Capital Appreciation Fund	Patrick Kelly, CFA	October 2005 (co-portfolio manager from September 2004 to October 2005)
Alger Large Cap Growth Fund	Dan C. Chung, CFA Andrew Silverberg	September 2001 January 2007
Alger SMid Cap Growth Fund	Dan C. Chung, CFA Jill Greenwald, CFA	Inception (5/8/02) Inception (5/8/02)
Alger Small Cap Growth Fund	Jill Greenwald, CFA	November 2001
Alger Growth Opportunities Fund	Jill Greenwald, CFA	Inception (3/3/08)

•  Mr. Chung has been employed by the Manager since 1994 and currently serves as Chief Executive Officer, Chief Investment Officer and portfolio manager.

•  Ms. Greenwald has been employed by the Manager since 2001 and currently serves as Executive Vice President and portfolio manager.

•  Mr. Kelly has been employed by the Manager since 1999 and currently serves as Executive Vice President and portfolio manager.

•  Mr. Silverberg has been employed by the Manager since 2001 and currently serves as Senior Vice President and portfolio manager.

The Statement of Additional Information provides additional information about the portfolio managers' compensation, other accounts that they manage, and their ownership of securities of the Fund.

Administrator

Pursuant to a separate administration agreement, the Manager provides administrative services to each Fund, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Fund; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Fund's investment portfolios and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Fund's custodian, transfer agent and printers; providing trading desk facilities for the Fund; and supervising compliance by the Fund with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund pays the Administrator a fee at the annual rate of .0275% of the Fund's average daily net assets.

Please see the Shareholder Information section beginning on Page A-1.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for the fiscal years ended October 31, 2010 and October 31, 2009 has been audited by Deloitte & Touche LLP whose report, along with each Fund's financial statements, is included in the Annual Report, which is available upon request. Information pertaining to the fiscal periods ended October 31, 2008, October 31, 2007 and October 31, 2006 has been audited by other auditors.

Financial highlights are not available for Class Z Shares as of the date of this Prospectus.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER SMID CAP GROWTH FUND	CLASS I
	Year ended 10/31/10	Year ended 10/31/09	Year ended 10/31/08	From 8/5/07 (commencement of operations) to 10/31/07 (i)
Net asset value, beginning of period	$11.63	$9.75	$18.21	$15.64
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (ii)	(0.10)	(0.08)	(0.12)	(0.02)
Net realized and unrealized gain (loss) on investments	3.04	1.96	(8.08)	2.59
Total from investment operations	2.94	1.88	(8.20)	2.57
Distributions from net realized gains	—	—	(0.26)	—
Net asset value, end of period	$14.57	$11.63	$9.75	$18.21
Total return (iii)	25.3%	19.2%	(45.6)%	16.4%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$192,291	$148,925	$71,108	$3,007
Ratio of gross expenses to average net assets	1.20%	1.23%	1.24%	2.35%
Ratio of expense reimbursements to average net assets	0.00%	(0.02)%	0.00%	(1.10)%
Ratio of net expenses to average net assets	1.20%	1.21%	1.24%	1.25%
Ratio of net investment income (loss) to average net assets	(0.78)%	(0.79)%	(0.87)%	(0.94)%
Portfolio turnover rate	58.80%	76.25%	68.50%	64.72%

(i)  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

THE ALGER FUNDS

Financial Highlights for a share outstanding throughout the period

ALGER GROWTH OPPORTUNITIES FUND	CLASS I
	Year ended 10/31/10	Year ended 10/31/09	From 3/3/08 (commencement of operations) to 10/31/08 (i)
Net asset value, beginning of period	$7.96	$6.55	$10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (ii)	(0.09)	(0.06)	(0.05)
Net realized and unrealized gain (loss) on investments	2.42	1.47	(3.40)
Total from investment operations	2.33	1.41	(3.45)
Net asset value, end of period	$10.29	$7.96	$6.55
Total return (iii)	29.3%	21.5%	(34.5)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$2,799	$1,737	$1,259
Ratio of gross expenses to average net assets	2.73%	2.84%	3.05%
Ratio of expense reimbursements to average net assets	(1.48)%	(1.59)%	(1.80)%
Ratio of net expenses to average net assets	1.25%	1.25%	1.25%
Ratio of net investment income (loss) to average net assets	(0.99)%	(0.85)%	(0.83)%
Portfolio turnover rate	64.25%	63.94%	27.80%

(i)  Ratios have been annualized; total return and portfolio turnover rate have not been annualized.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

SHAREHOLDER INFORMATION

Distributor

Fred Alger & Company, Incorporated
111 Fifth Avenue
New York, NY 10003

Transfer Agent

State Street Bank and Trust Company
c/o Boston Financial Data Services, Inc.
P.O. Box 8480
Boston, MA 02266-8480

Net Asset Value

The value of one share is its "net asset value," or NAV. The NAV is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange is open. Generally, the Exchange is closed on weekends and national holidays. It may close on other days from time to time.

Foreign securities are usually valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade. For each Fund that invests in foreign securities, especially Alger Emerging Markets Fund ("Emerging Fund") that primarily invests in foreign securities principally listed on foreign exchanges that may trade on days the New York Stock Exchange is closed, the value of a Fund's assets may be affected on days when shareholders will not be able to purchase or redeem Fund shares.

The assets of each Fund are generally valued on the basis of market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, the security may be valued on the basis of fair value as determined by the Manager under procedures adopted by the Trust's Board of Trustees. A security's valuation may differ depending on the method used for determining value. Short-term money market instruments held by the Funds are generally valued on the basis of amortized cost.

In determining whether market quotations are reliable and readily available, the Manager monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by the Funds. Significant events may affect a particular company (for example, a trading halt in the company's securities on an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close). If the Manager is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the New York Stock Exchange, that the Manager believes has affected or is likely to affect the price of the instrument, the Manager will use its best judgment to determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees.

The Manager believes that under certain circumstances foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

NAV (net asset value) of a class of shares is computed by adding together the value allocable to the class of the fund's investments plus cash and other assets, subtracting applicable liabilities and then dividing the result by the number of outstanding shares of the class.

Dividends and Distributions

All Funds declare and pay dividends and distributions annually. These Funds expect that the annual payments to shareholders will consist primarily of capital gains, which may be taxable to you at different rates depending upon how long the Fund held the securities that it sold to create the gains (rather than the length of time you have held shares of the Fund), and that they will also include net investment income, which is taxable as ordinary income. Certain dividend income received by a Fund and paid to you may be subject to a maximum tax rate of 15% (qualified dividends); other income paid to you, such as non-qualifying dividend income or interest earned on debt securities held by the Fund, will continue to be taxed at the higher ordinary income rates. Participants in tax-deferred accounts ordinarily will not be subject to taxation on dividends from net investment income and net realized capital gains until they receive a distribution of the dividends from their individual plan accounts.

Dividends and distributions may differ among classes of shares of a Fund. Unless you choose to receive cash payments by checking the box on your account application, any dividends and distributions will be reinvested automatically at the NAV on their payment days. No additional sales charge will apply to automatically reinvested dividends and distributions. If you have chosen cash payments and a payment is returned to the Fund as undeliverable, that payment will be reinvested upon receipt by the Transfer Agent in Fund shares at the next NAV. All subsequent payments will be reinvested until you reinstate your cash election and provide a valid mailing address.

Regardless of whether you choose to take distributions in cash or reinvest them in the Fund, they may be subject to federal and state taxes. Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Funds.

Classes of Fund Shares

Each of Alger Small Cap Growth Institutional Fund, Alger Large Cap Growth Institutional Fund, Alger Mid Cap Growth Institutional Fund and Alger Capital Appreciation Institutional Fund offers two classes of shares (Class I and R Shares). Alger SMid Cap Growth Fund offers five classes of shares (Class A, B, C, I and Z Shares). Each of Alger Green Fund, Alger Analyst Fund and Emerging Fund offers three classes of shares (Class A, C and I Shares). Each of Alger Growth Opportunities Fund and Alger

Spectra Fund offers four classes of shares (Class A, C, I and Z Shares). Alger Dynamic Opportunities Fund offers three classes of shares (Class A, C and Z Shares). Each of Alger Capital Appreciation Fund, Alger Large Cap Growth Fund, Alger Mid Cap Fund and Alger Small Cap Growth Fund offers four classes of shares (Class A, B, C and Z shares). Class I, R and Z Shares are offered by this Prospectus. Class A, B and C Shares, which are offered in a separate prospectus, are each subject to a sales charge. Class I, R and Z Shares are offered only to institutional investors, including, but not limited to, qualified pension and retirement plans. Class I Shares are subject to Distribution and/or Shareholder Servicing Fees of 0.25%. Class R Shares are subject to an additional Distribution (12b-1) Fee of 0.50%. Class Z Shares have no Distribution or Shareholder Servicing Fees.

Purchasing and Redeeming Fund Shares

Class I Shares are available to institutional investors, such as corporations, foundations, and trusts managing various types of employee benefit plans, as well as charitable, religious and educational institutions. Typical institutional investors include banks, insurance companies, broker-dealers, investment advisers, investment companies, qualified pension and profit-sharing plans, non-qualified deferred compensation plans, trusts funding charitable, religious and educational institutions and investors who invest through such institutions (or through an organization that processes investor orders on behalf of such institutions) and do so by paying a management, consulting or other fee to such institutions for the right to invest. Class R Shares are available to retirement and benefit plans and other institutional investors which place orders through financial intermediaries that perform administrative and/or other services for these accounts and that have entered into special arrangements with the Funds and/or the Distributor specifically for such orders. Class R Shares are generally not available to retail, traditional, simple and Roth IRAs, Coverdell Educational Savings, SEPs, SAR SEPs, and individual 403(b) and individual 529 tuition accounts.

The Funds' Class Z Shares, which are generally subject to a minimum initial investment of $500,000, provide an investment vehicle for qualified or non-qualified retirement or employment benefit plans; banks, bank trust departments and trust companies; Section 529 college savings plans; asset-based fee programs; fee-paying clients of a registered investment advisor; corporations; insurance companies; registered investment companies; foundations and endowments; charitable, religious and educational institutions; and individual investors.

The Funds' shares can be purchased or redeemed on any day the New York Stock Exchange is open. Orders will be processed at the NAV next calculated after a purchase or redemption request is received in good order by the transfer agent or other agent appointed by the Distributor. All orders for purchase of shares are subject to acceptance or rejection by the Funds or their transfer agent. The transfer agent pays for redemptions within seven days after it accepts a redemption request.

Exchanges

You can exchange shares of a Fund for shares of another Fund, subject to certain restrictions. Shares of the Funds can be exchanged or redeemed via telephone under certain circumstances. The Funds and Transfer Agent have reasonable procedures in place to determine that telephone instructions are genuine. They include requesting personal identification and recording calls. If the Funds and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions. For more information on telephone exchanges and redemptions, contact the Transfer Agent.

Other Purchase and Exchange Limitations

If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in the Funds through an administrator or trustee that maintains a master or "omnibus" account with one or more Funds for trading on behalf of retirement plans and their participants, the Administrator may apply purchase and exchange limitations which are different than the limitations discussed herein. These limitations may be more or less restrictive than the limitations imposed by the Funds. Consult with your Administrator to determine what purchase and exchange limitations may be applicable to your transactions in the Funds through your retirement plan.

LIMITATIONS ON EXCESSIVE TRADING

Each of the Funds, except for Emerging Fund, invests predominantly in U.S.-traded, highly liquid securities for which current New York market-closing prices are readily available on a daily basis. Emerging Fund may invest a significant amount of its assets in securities traded on foreign exchanges for which current New York market closing prices may not be readily available on a daily basis at the time the Fund prices its portfolio and determines its NAV per share. Each Fund will determine a fair value for portfolio securities for which current market closing prices are not readily available or otherwise require fair valuation in the circumstances discussed under "Net Asset Value." As a result, the Manager believes that there is little incentive for investors to engage in frequent and/or short-term trading (often referred to as market-timing) to benefit from "stale" pricing. Nonetheless, the Funds recognize that the presence of small capitalization and medium capitalization or foreign securities in a Fund's portfolio and other circumstances may invite active in-and-out trading by Fund shareholders, for whatever reason implemented (including the perception that Funds that invest primarily in securities of small capitalization and medium capitalization issuers may provide greater arbitrage opportunities because they are less liquid than securities of larger capitalization issuers or that if the Fund invests primarily in foreign securities, it may be more susceptible to the risk of excessive short-term trading due to the potential for time zone arbitrage). Active trading may be attempted and may, if carried out on a large scale, impose burdens on the Funds' portfolio managers, interfere with the efficient management of a portfolio, increase the portfolio's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of the portfolio and its other shareholders. The Funds therefore discourage market timing, and to the extent possible monitor for market timing patterns in each of the Funds.

The Board of Trustees has adopted policies and procedures to discourage frequent trading of Fund shares. These policies and procedures allow a Fund to reject purchase orders, on a temporary or permanent basis, from investors that the Manager is able to determine, in its reasonable business judgment, are exhibiting a pattern of frequent or short-term trading in Fund shares or shares of other funds sponsored by the Manager that is detrimental to the Fund involved.

In order to detect significant market timing, the Manager, in accordance with policies and procedures approved by the Trustees, will, among other things, seek to monitor overall subscription, redemption and exchange activity; isolate significant daily activity, and significant activity relative to existing account sizes to determine if there appears to be market timing activity in an individual portfolio. While the Funds might not be able to detect frequent or short-term trading conducted by the underlying owners of shares held in omnibus accounts or placed through market intermediaries other than on a fully-disclosed basis, and therefore might not be able to effectively prevent frequent or short-term trading in those accounts, the Manager attempts to monitor these activities in omnibus accounts and will contract with broker-dealers that sell shares of the Funds and entities that hold omnibus accounts with its mutual funds to seek to discourage, detect and prevent market timing and active trading. There is no guarantee that the Funds' efforts to identify investors who engage in excessive trading activity or to curtail that activity will be successful.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Board of Trustees has adopted policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.

Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Funds' shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.

The Funds make their full holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Funds' fiscal quarter.

In addition, the Funds make publicly available their respective month-end top 10 holdings with a 15 day lag and their month-end full portfolios with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

In accordance with the foregoing, the Funds provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Funds will communicate with these third parties to confirm that they understand the Funds' policies and procedures regarding such disclosure. This agreement must be approved by the Funds' Chief Compliance Officer.

The Board of Trustees periodically reviews a report disclosing the third parties to whom each Fund's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders. In addition to material the Funds routinely provide to shareholders, the Manager may, upon request, make additional statistical information available regarding the Alger Family of Funds. Such information will include, but not be limited to, relative weightings and characteristics of Fund portfolios versus their respective index and security specific impact on overall portfolio performance. Please contact the Funds at (800) 992-3863 to obtain such information.

OTHER INFORMATION

A Fund may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash.

Shares may be worth more or less when you redeem them than they were at the time you bought them. For tax purposes, this means that when you redeem them you may realize a short- or long-term capital gain or loss, depending upon how long you have held the shares.

Each Fund may pay the Distributor, Fred Alger & Company, Incorporated, or other entities, a fee of up to 0.25% of the value of the Fund's average daily net assets for ongoing service and/or maintenance of shareholder accounts with respect to Class I and Class R Shares. This fee is included in the Fund's shareholder servicing fee. The Distributor may pay some of this fee and an additional fee from its own resources to other organizations that also provide servicing and/or maintenance of shareholder accounts.

From time to time the Distributor, at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in a Fund, in an amount up to 1% of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a peercentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of a Fund's assets or 0.50% annually of a Fund's sales attributable to that financial intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to request from financial intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the financial intermediary's reputation, ability to attract and retain assets for the Fund, expertise in distributing a particular class of shares of a Fund, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of a Fund or the amount of proceeds received by a Fund on the sale of shares. Each Fund and its agents reserve the right at any time to: reject or cancel all or any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of any Fund; or suspend, change or withdraw all or any part of the offering made by this prospectus.

Redemptions by the Funds. If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below the minimum initial investment amount for three consecutive months as a result of redemptions or exchanges (excluding Trust sponsored retirement accounts), the Fund may redeem all your Fund shares within your account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to the minimum initial investment amount.

LEGAL PROCEEDINGS

On August 31, 2005, the West Virginia Securities Commissioner (the "WVSC"), in an ex parte Summary Order to Cease and Desist and Notice of Right to Hearing, concluded that the Manager and the Distributor had violated the West Virginia Uniform Securities Act (the "WVUSA"), and ordered the Manager and the Distributor to cease and desist from further violations of the WVUSA by engaging in the market-timing-related conduct described in the order. The ex parte order provided notice of their right to a hearing with respect to the violations of law asserted by the WVSC. Other firms unaffiliated with the Manager were served with similar orders. The Manager and the Distributor intend to request a hearing for the purpose of seeking to vacate or modify the order.

In addition, in 2003 and 2004 several purported class actions and shareholder derivative suits were filed against various parties in the mutual fund industry, including the Manager, certain mutual funds managed by the Manager, including certain of the Funds (the "Alger Mutual Funds"), and certain current and former Alger Mutual Fund trustees and officers, alleging wrongful conduct related to market-timing and late-trading by mutual fund shareholders. These cases were transferred to the U.S. District Court of Maryland by the Judicial Panel on Multidistrict Litigation for consolidated pre-trial proceedings under the caption number 1:04-MD-15863 (JFM). After a number of the claims in the Alger lawsuits, including all claims against Alger Mutual Funds and their independent trustees, were dismissed by the court, the Alger-related class and derivative suits were settled. A Final Judgment and Order approving the settlement was entered on October 25, 2010. No appeals from the Final Judgment and Order were filed within the allotted time limit. The settlement was paid by insurance, and had no financial impact on the Alger Mutual Funds.

FOR FUND INFORMATION:

BY TELEPHONE:	(800) 992-3362
BY MAIL:	Boston Financial Data Services, Inc. Attn: The Alger Funds P.O. Box 8480 Boston, MA 02260-8480

STATEMENT OF ADDITIONAL INFORMATION

For more detailed information about each Fund and its policies, please read the Funds' Statement of Additional Information, which is incorporated by reference into (is legally made a part of) its Prospectus. You can get a free copy of the Statement of Additional Information by calling the Funds' toll-free number, at the Funds' website at http://www.alger.com or by writing to the address above. The Statement of Additional Information is on file with the SEC.

ANNUAL AND SEMI-ANNUAL REPORTS

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can receive free copies of these reports by calling the Funds' toll-free number, at the Fund's website at http://www.alger.com or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Information on the operation of the Public Reference Room is available by calling (202) 551-8090. Fund documents are also available on the EDGARdatabase on the SEC's Internet site at http://www.sec.gov.

QUARTERLY FUND HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the Funds' website at http://www.alger.com or on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. A copy of the most recent quarterly holdings may also be obtained from the Funds by calling (800) 992-3362.

Distributor: Fred Alger & Company, Incorporated
The Alger Institutional Funds
SEC File #811-7986
The Alger Funds
SEC File #811-1355
The Alger Funds II
SEC File #811-1743

STATEMENT OF	March 1, 2011

ADDITIONAL INFORMATION

The Alger Funds

The Alger Funds (the “Trust”) is a Massachusetts business trust, registered with the Securities and Exchange Commission (the “SEC”) as an investment company, that offers interests in the following Funds and classes of Shares:

	Class	Ticker Symbol
Alger Capital Appreciation Fund (“Capital Appreciation Fund”)	A	ACAAX
	B	ACAPX
	C	ALCCX
	Z	ACAZX
Alger Large Cap Growth Fund (“Large Cap Growth Fund”)	A	ALGAX
	B	AFGPX
	C	ALGCX
	Z	ALCZX
Alger Mid Cap Growth Fund (“Mid Cap Growth Fund”)	A	AMGAX
	B	AMCGX
	C	AMGCX
Alger SMid Cap Growth Fund (“SMid Cap Growth Fund”)	A	ALMAX
	B	ALMBX
	C	ALMCX
	I	ASIMX
	Z	ASMZX
Alger Small Cap Growth Fund (“Small Cap Growth Fund”)	A	ALSAX
	B	ALSCX
	C	AGSCX
	Z	ASCZX
Alger Growth Opportunities Fund (“Growth Opportunities Fund”)	A	AOFAX
	C	AOFCX
	I	AOFIX
	Z	AGOZX
Alger Health Sciences Fund (“Health Sciences Fund”)	A	AHSAX
	B	AHSBX
	C	AHSCX
Alger Growth & Income Fund (“Growth & Income Fund”)	A	ALBAX
	B	ALGBX
	C	ALBCX

Class I and Class Z Shares are offered only to institutional investors.

The Trust’s financial statements for the year ended October 31, 2010 are contained in its annual report to shareholders, and are incorporated by reference into this Statement of Additional Information.

This Statement of Additional Information is not a Prospectus. This document contains additional information about the Funds and supplements information in the Prospectuses dated March 1, 2011.  It should be read together with the applicable Prospectus which may be obtained free of charge by writing the Trust c/o Boston Financial Data Services, Inc., Attn: The Alger Funds, P.O. Box 8480, Boston, MA 02266-8480, or calling (800) 992-3863, or at the Trust’s website at http://www.alger.com.

CONTENTS

Investment Strategies and Policies	2
Net Asset Value	18
Classes of Shares	19
Purchases	20
Redemptions	26
Exchanges and Conversions	30
Management	31
Code of Ethics	39
Taxes	40
Dividends	41
Custodian and Transfer Agent	42
Certain Shareholders	42
Organization	49
Proxy Voting Policies and Procedures	50
Financial Statements	51
Potential Conflicts of Interest	52
Appendix	59

INVESTMENT STRATEGIES AND POLICIES

Certain Securities and Investment Techniques

The Prospectus discusses the investment objectives of the Funds and the primary strategies to be employed to achieve those objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize and certain risks attendant to those investments, policies and strategies.

In General

All of the Funds, seek to achieve their objectives by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Funds will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit-volume growth rate. All Funds may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to increase gain and to hedge against the risk of unfavorable price movements.

In order to afford the Funds the flexibility to take advantage of new opportunities for investments in accordance with their investment objectives and to meet redemptions, they may hold up to 15% of their net assets (35% of net assets, in the case of Balanced Fund) in money market instruments and repurchase agreements and in excess of that amount (up to 100% of their assets) during temporary defensive periods, explained further below. This amount may be higher than that maintained by other funds with similar investment objectives.

The investment strategies of Fred Alger Management, Inc. (“Alger Management” or the “Manager”) utilize the proprietary research of its analyst and portfolio management team to continually assess the markets and sectors it follows for attractive investment opportunities. With respect to stocks in the Funds’ portfolios, one principle of the portfolio strategy at Alger Management is for analysts and portfolio managers to evaluate the return potential vs. risk (downside) in each stock held in a portfolio and compare that to those, and other variables, offered by stocks under coverage within Alger Management’s research team. Portfolio managers, together with investment analysts, at Alger Management continually seek to optimize performance of the Funds’ portfolios by replacing individual stocks, or reducing or increasing their relative weighting in other portfolios, with stocks evaluated as having better appreciation potential, improved reward to risk opportunity, or offer the portfolio diversification or other characteristics determined to be beneficial to achieving the overall portfolio’s objectives. The Funds’ portfolio turnover rates may vary significantly from year to year as a result of the Funds’ investment process.

There is no guarantee that a Fund’s investment objective will be achieved.

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, each Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. Each Fund may purchase trust preferred securities which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company. Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

Temporary Defensive and Interim Investments

When market conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Funds can invest in a variety of debt securities for defensive purposes. The Funds can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Funds can buy:

•	high-quality, short-term money market instruments, including those issued by the U.S. Treasury or other government agencies;

•	commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies);

•	short-term debt obligations of corporate issuers, certificates of deposit and bankers’ acceptances of domestic and foreign banks and savings and loan associations; and

•	repurchase agreements.

Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate fluctuation than longer-term debt securities.

Convertible Securities

Each Fund may invest in convertible securities, which are debt instruments or preferred stocks that make fixed dividend or interest payments and are convertible into common stock. Generally, the market prices of convertible securities tend to reflect price changes in their underlying common stocks, but also tend to respond inversely to changes in interest rates. Convertible securities typically entail less market risk than investments in the common stock of the same issuers. Declines in their market prices are typically not as pronounced as those of their underlying common stocks. Like all fixed-income securities, convertible securities are subject to the risk of default on their issuers’ payment obligations.

U.S. Government Obligations

Each Fund may invest in U.S. Government securities, which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. In addition to U.S. Treasury securities, each Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

U.S. Government Agency Securities

These securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association (“FNMA”), Government National Mortgage Association (“GNMA”), Federal Home Loan Bank, Federal Land Bank, Farmers Home Administration, Bank for Cooperatives, Federal Intermediate Credit Bank, Federal Financing Bank, Farm Credit Bank, the Small Business Administration, Federal Housing Administration, and Maritime Administration. Some of these securities are supported by the full faith and credit of the U.S. Treasury, and the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Bank Obligations

These are certificates of deposit, bankers’ acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers’ acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates.

The Funds will not invest in any debt security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $250,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation; and (ii) in the case of foreign banks, the security is, in the opinion of Alger Management, of an investment quality comparable to other debt securities which may be purchased by the Funds. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

Foreign Bank Obligations

Investments by the Funds in foreign bank obligations and obligations of foreign branches of domestic banks present certain risks, including the impact of future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and/or the addition of other foreign governmental restrictions that might affect adversely the payment of principal and interest on these obligations. In addition, there may be less publicly available and reliable information about a foreign bank than about domestic banks owing to different accounting, auditing, reporting and record-keeping standards. In view of these risks, Alger Management will carefully evaluate these investments on a case-by-case basis.

Short-Term Corporate Debt Securities

These are outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

Commercial Paper

These are short-term promissory notes issued by corporations primarily to finance short-term credit needs.

Variable Rate Master Demand Notes

These are unsecured instruments that provide for periodic adjustments in the interest rate. Because these notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although no active secondary market may exist for these notes, the Fund may demand payment of principal and accrued interest at any time or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy Alger Management that the same criteria for issuers of commercial paper are met. In addition, when purchasing variable rate master demand notes, Alger Management will consider the earning power, cash flows and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand. In the event an issuer of a variable rate master demand note were to default on its payment obligations, the Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Repurchase Agreements

Under the terms of a repurchase agreement, a Fund would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the Fund’s holding period. Repurchase agreements may be seen to be loans by the Fund collateralized by the underlying instrument. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period and not necessarily related to the rate of return on the underlying instrument. The value of the underlying securities, including accrued interest, will be at least equal at all times to the total amount of the repurchase obligation, including interest. A Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or part of the income from the agreement. Alger Management reviews the creditworthiness of those banks, dealers and clearing corporations with which the Funds enter into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level.

Firm Commitment Agreements and When-Issued Purchases

Firm commitment agreements and “when-issued” purchases call for the purchase of securities at an agreed price on a specified future date and would be used, for example, when a decline in the yield of securities of a given issuer is anticipated and a more advantageous yield may be obtained by committing currently to purchase securities to be issued later. When a Fund purchases a security under a firm commitment agreement or on a when-issued basis it assumes the risk of any decline in value of the security occurring between the date of the agreement or purchase and the settlement date of the transaction. The Fund will not use these transactions for leveraging purposes and, accordingly, will segregate cash or liquid securities in an amount sufficient at all times to meet its purchase obligations under these agreements.

Warrants and Rights

Each Fund may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks. Warrants are freely transferable and are traded on the major securities exchanges.

Restricted and Illiquid Securities

Each Fund may invest in restricted securities; i.e., securities which are subject to legal or contractual restrictions on their resale. These restrictions might prevent the sale of the securities at a time when a sale would otherwise be desirable. In order to sell securities that are not registered under the federal securities laws it may be necessary for a Fund to bear the expense of registration.

Each Fund may invest in restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. Rule 144A is designed to facilitate efficient trading of unregistered securities among institutional investors. Rule 144A permits the resale to qualified institutions of restricted securities that, when issued, were not of the same class as securities listed on a U.S. securities exchange or quoted on NASDAQ. In adopting Rule 144A, the Securities and Exchange Commission (the “SEC”) specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the board of trustees (or the Funds’ adviser acting subject to the board’s supervision) determines that the securities are in fact liquid. The Board of Trustees has delegated its responsibility to Alger Management to determine the liquidity of each restricted security purchased pursuant to Rule 144A, subject to the Board of Trustees’ oversight and review. Examples of factors that will be taken into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, will include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Fund could be adversely affected.

A Fund will not invest more than 15% of its net assets (10% of net assets with respect to Large Cap Growth Fund) in “illiquid” securities, which include restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees to be liquid are not subject to this limitation.

Short Sales

Each Fund may sell securities “short against the box.” While a short sale is the sale of a security the Fund does not own, it is “against the box” if at all times when the short position is open the Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Short sale transactions have been subject to increased regulatory scrutiny in response to recent market events, including the imposition of restrictions on short-selling certain securities and reporting requirements.  Regulatory authorities may from time to time impose restrictions that adversely affect the ability to borrow certain securities in connection with short sale transactions. Regulations imposed by the SEC, and the potential for further interventions by the SEC or other regulators, may discourage or impede short selling practices due to the increased economic, regulatory, compliance and disclosure obligations or risks that they present.

Lending of Fund Securities

Each Fund may lend securities to brokers, dealers and other financial organizations. The Funds will not lend securities to Alger Management or its affiliates. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its securities are loaned: (a) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower; (b) the borrower must increase this collateral whenever the market value of the securities including accrued interest exceeds the value of the collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Funds’ Board of Trustees must terminate the loan and regain the right to vote the securities.

A Fund bears a risk of loss in the event that the other party to a stock loan transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction.

Foreign Securities

Each Fund may invest up to 20% of the value of its total assets in foreign securities (not including American Depositary Receipts, American Depositary Shares or U.S. dollar-denominated securities of foreign issuers). Foreign securities investments may be affected by changes in currency rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealing between nations. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on these investments as compared to dividends paid to the Fund by domestic corporations. It should be noted that there may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those of domestic issuers. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than those in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations. Securities purchased on foreign exchanges may be held in custody by a foreign branch of a domestic bank.

The risks associated with investing in foreign securities are often heightened for investments in emerging markets countries. These heightened risks include (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small size of the markets for securities of emerging markets issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Fund’s investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property. A Fund’s purchase and sale of portfolio securities in certain emerging markets countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. In certain cases, such limitations may be computed based upon the aggregate trading by or holdings of the Fund, Alger Management and its affiliates and its clients and other service providers. The Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached. These limitations may have a negative impact on a Fund’s performance and may adversely affect the liquidity of the Fund’s investment to the extent that it invests in certain emerging market countries. In addition, some emerging markets countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging markets countries’ currencies may not be internationally traded. Certain of these currencies have experienced volatility relative to the U.S. dollar. If a Fund does not hedge the U.S. dollar value of securities it owns denominated in currencies that are devalued, the Fund’s net asset value will be adversely affected. If the Fund hedges the U.S. dollar value of securities it owns denominated in currencies that increase in value, the Fund will not benefit from the hedge it purchased and will lose the amount it paid for the hedge. Many emerging markets countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

Each Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, “ADRs”) and Global Depositary Receipts and Global Depositary Shares (collectively, “GDRs”) and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

These securities may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Foreign Debt Securities

The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries. The relative performance of various countries’ fixed-income markets historically has reflected wide variations relating to the unique characteristics of the country’s economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

The foreign government securities in which a Fund may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the “World Bank”), the Asian Development Bank and the Inter-American Development Bank.

Foreign government securities also include debt securities of “quasi-governmental agencies” and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government’s full faith and credit and general taxing powers.

Derivative Transactions

Each Fund may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market or interest rate risks, to provide a substitute for purchasing or selling particular securities or to increase potential returns. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivative instruments the Funds may use include, but are not limited to options contracts, futures contracts, and options on futures contracts. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than “traditional” securities would. Alger Management, however, may decide not to employ some or all of these strategies for a Fund and there is no assurance that any derivatives strategy used by the Fund will succeed.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Fund’s performance.

If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss. A Fund also could experience losses if its derivatives were poorly correlated with the underlying instruments or the Fund’s other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Each Fund, as permitted, may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible for the Fund. Before a Fund enters into such transactions or makes any such investment, the Fund will provide appropriate disclosure in its Prospectus or this SAI.

Options

Each Fund may purchase put and call options and sell (write) covered put and call options on securities and securities indexes to increase gain or to hedge against the risk of unfavorable price movements. The Funds may only buy or sell options that are listed on a national securities exchange.

A call option on a security is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period. A put option on a security is a contract that, in return for the premium, gives the holder of the option the right to sell to the writer (seller) the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise at the exercise price during the option period.

A Fund will not sell options that are not covered. A call option written by a Fund on a security is “covered” if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written or (2) greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government securities or other high-grade, short-term obligations in a segregated account. A put option is “covered” if the Fund maintains cash or other high-grade, short-term obligations with a value equal to the exercise price in a segregated account, or else holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If a Fund has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction. Similarly, if the Fund is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction can be effected when the Fund so desires.

The Fund would realize a profit from a closing transaction if the price of the transaction were less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund would realize a loss from a closing transaction if the price of the transaction were more than the premium received from writing the option or less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.

An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event it might not be possible to effect closing transactions in particular options, so that the Fund would have to exercise its option in order to realize any profit and would incur brokerage commissions upon the exercise of the options. If the Fund, as a covered call option writer, were unable to effect a closing purchase transaction in a secondary market, it would not be able to sell the underlying security until the option expired or it delivered the underlying security upon exercise or otherwise covered the position.

In addition to options on securities, the listed Funds may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, the Fund is obligated, in return for the premium received, to make delivery of this amount. The Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. A Fund will not purchase these options unless Alger Management is satisfied with the development, depth and liquidity of the market and Alger Management believes the options can be closed out.

Price movements in a Fund’s securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend, in part, on the ability of Alger Management to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, Alger Management might be forced to liquidate Fund securities to meet settlement obligations.

Although Alger Management will attempt to take appropriate measures to minimize the risks relating to any trading by the Funds in put and call options, there can be no assurance that a Fund will succeed in any option trading program it undertakes.

Stock Index Futures and Options on Stock Index Futures

(Capital Appreciation Fund, SMid Cap Growth Fund, Growth Opportunities Fund, Health Sciences Fund and Growth & Income Fund)

If a Fund utilizes these investments, it will do so only for hedging, not speculative, purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the net cash amount called for in the contract at a specific future time. Put options on futures might be purchased to protect against declines in the market values of securities occasioned by a decline in stock prices and securities index futures might be sold to protect against a general decline in the value of securities of the type that comprise the index. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver such position.

A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. While incidental to its securities activities, a Fund may use index futures as a substitute for a comparable market position in the underlying securities.

If a Fund uses futures, or options thereon, for hedging, the risk of imperfect correlation will increase as the composition of the Fund varies from the composition of the stock index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures, the Fund may, if it uses a hedging strategy, buy or sell stock index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the stock index futures has been less or greater than that of the securities. Such “over hedging” or “under hedging” may adversely affect the Fund’s net investment results if market movements are not as anticipated when the hedge is established.

An option on a stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract at a specified exercise price during the term of the option. A Fund would sell options on stock index futures contracts only as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions could be effected or that there would be correlation between price movements in the options on stock index futures and price movements in the Fund’s securities which were the subject of the hedge. In addition, any purchase by a Fund of such options would be based upon predictions as to anticipated market trends, which could prove to be inaccurate.

A Fund’s use, if any, of stock index futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only, if at all, for bona fide hedging, risk management or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon will require the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on stock index futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

A Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund’s total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

Synthetic Convertible Instruments

A “synthetic” convertible instrument combines separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component,” which may be a convertible or non-convertible security) and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed-income securities, including bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic convertible instrument, the Fund may also pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times. The Fund may also purchase synthetic convertible instruments created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible instruments may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times. Synthetic convertible instruments are considered convertible securities for purposes of the Fund’s policy of investing at least 80% of its net assets (plus any borrowings for investment purposes) in convertible securities. The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Borrowing

All of the Funds may borrow from banks for temporary or emergency purposes. In addition, Capital Appreciation Fund, SMid Cap Growth Fund, Growth Opportunities Fund and Health Sciences Fund may borrow money from banks and use it to purchase additional securities. This borrowing is known as leveraging. Leverage increases both investment opportunity and investment risk. If the investment gains on securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of the Fund’s shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest) of borrowings, or if there are losses, the net asset value of the Fund’s shares will decrease faster than would otherwise be the case. A Fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

Interfund Loans

The SEC has granted an exemption permitting the Funds advised by Alger Management to participate in an interfund lending program.  This program allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes.  To the extent permitted under its investment restrictions, each Fund may lend uninvested cash in an amount up to 15% of its net assets to other Funds, and each Fund may borrow in an amount up to 10% of its net assets from other Funds.  If a Fund has borrowed from other Funds and has aggregate borrowings from all sources that exceed 10% of the Fund's total assets, such Fund will secure all of its loans from other Funds. The ability of the Fund to lend cash to or borrow cash from other Funds is subject to certain other terms and conditions.  The Trust’s Board of Trustees is responsible for overseeing the interfund lending program.

Exchange-Traded Funds

(Capital Appreciation Fund, SMid Cap Growth Fund, Growth Opportunities Fund,  Health Sciences Fund, and Growth & Income Fund)

To the extent otherwise consistent with their investment policies and applicable law, these Funds may invest in “exchange-traded funds” (ETFs), registered investment companies whose shares are listed on a national stock exchange. ETFs, which may be unit investment trusts or mutual funds, typically hold portfolios of securities designed to track the performance of various broad securities indexes or sectors of such indexes. ETFs thus provide another means, in addition to futures and options on indexes, of creating or hedging securities index exposure in these Funds’ investment strategies.

Investment Restrictions

The investment restrictions numbered 1 through 8 below have been adopted by the Trust with respect to each of the Funds other than Large Cap Growth Fund as fundamental policies. Under the Act, a “fundamental” policy may not be changed without the vote of a “majority of the outstanding voting securities” of the Fund, which is defined in the Act as the lesser of (a) 67% or more of the shares present at a Fund meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50% of the outstanding shares. Other than Large Cap Growth Fund, each of the Funds’ investment objectives is a non-fundamental policy, which may be changed by the Board of Trustees at any time. For each Fund:

1. Except as otherwise permitted by the Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund’s total assets), or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not borrow money.

2. Except as otherwise permitted by the Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

3. Except as otherwise permitted by the Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not lend any securities or make loans to others. For purposes of this investment restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund.

4. Except as otherwise permitted by the Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not issue any senior security (as such term is defined in Section 18(f) of the Act), except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund’s borrowing policies. For purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security.

5. Except as otherwise permitted by the Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not purchase, hold or deal in real estate, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts and may acquire and hold real estate or interests therein through exercising rights or remedies with regard to such securities.

6. Except as otherwise permitted by the Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not invest in physical commodities or physical commodities contracts, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices and enter into swap agreements and other derivative instruments.

7. All Funds except Health Sciences Fund:

Except as otherwise permitted by the Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC.

Health Sciences Fund:

Except as otherwise permitted by the Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC; and provided that the Fund will invest in the securities of issuers in the health sciences sector, and the group of industries that make up the health sciences sector, without limit, as contemplated by its investment strategy.

8. Except as otherwise permitted by the Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not (a) invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Fund’s total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities and securities of other investment companies may be purchased, without regard to any such limitation, nor (b) hold more than 10% of the outstanding voting securities of any single issuer (this restriction in clause (b) applies only with respect to 75% of the Fund’s total assets).

The investment policies adopted by the Trust prohibit Large Cap Growth Fund, except as otherwise noted, from:

1.

Purchasing the securities of any issuer, other than U.S. Government securities, if as a result more than five percent of the value of the Fund’s total assets would be invested in the securities of the issuer, except that up to 25 percent of the value of the Fund’s total assets may be invested without regard to this limitation.

2.

Purchasing more than 10 percent of the outstanding voting securities of any one issuer or more than 10 percent of the outstanding voting securities of any class of any one issuer. This limitation shall not apply to investments in U.S. Government securities.

3.

Selling securities short or purchasing securities on margin, except that the Fund may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities “short against the box.”

4.	Borrowing money, except that the Fund may borrow for temporary or emergency purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10 percent of the value of the Fund’s total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed five percent of the value of the Fund’s total assets, the Fund will not make any additional investments. Immediately after any borrowing, including reverse repurchase agreements, the Fund will maintain asset coverage of not less than 300 percent with respect to all borrowings.

5.

Pledging, hypothecating, mortgaging or otherwise encumbering more than 10 percent of the value of the Fund’s total assets. These restrictions shall not apply to transactions involving reverse repurchase agreements or the purchase of securities subject to firm commitment agreements or on a when-issued basis.

6.	Issuing senior securities, except in connection with borrowings permitted under restriction 4.

7.

Underwriting the securities of other issuers, except insofar as the Fund may be deemed to be an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

8.	Making loans to others, except through purchasing qualified debt obligations, lending portfolio securities or entering into repurchase agreements.

9.	Investing in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

10.

Purchasing any securities that would cause more than 25 percent of the value of the Fund’s total assets to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government securities.

11.	Investing in commodities.

12.	Investing more than 10 percent of its net assets in securities which are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

13.

Purchasing or selling real estate or real estate limited partnerships, except that the Fund may purchase and sell securities secured by real estate, mortgages or interests therein and securities that are issued by companies that invest or deal in real estate.

Shares of Large Cap Growth Fund, Mid Cap Growth Fund and Small Cap Growth Fund are registered for sale in Germany. As long as Large Cap Growth Fund, Mid Cap Growth Fund and Small Cap Growth Fund are registered in Germany, these Funds, without prior approval of their shareholders, may not:

1.

Invest in the securities of any other domestic or foreign investment company or investment fund or other investment vehicle which is invested according to the principle of risk-spreading, irrespective of the legal structure of such investment vehicle.

2.	Invest in participations of venture capital or private equity funds.

3.

Borrow money, except that the Fund may borrow money from banks or affiliated investment companies to the extent permitted by the Act, or any exemptions therefrom which may be granted by the SEC and then only for temporary purposes, and in an amount not exceeding 10% of the value of its total assets (including the amount borrowed). Any such borrowings shall be at borrowing conditions which reflect customary market standards.

4.

Purchase or sell real estate, or any interest therein, and real estate mortgage loans, except that the Fund may invest in securities of corporate or governmental entities secured by real estate or marketable interests therein or securities issued by companies that invest in real estate or interests therein.

5.

Pledge or otherwise encumber or transfer by way of security or assign by way of security any asset of the Fund except in the case of borrowings which take account of the requirements under No. 3 or in the case of the provision of security in order to comply with margining or re-margining obligations in the context of the settlement of transactions in derivative instruments which are derived from securities, money market instruments, recognised financial indices, interest rates, foreign exchange rates or currencies.

6.

Carry out any transactions for the account of its assets the subject of which is the sale of assets which are not comprised in the Fund’s asset pool, and the Fund may only grant the right to demand delivery of assets (call option) to a third person for the account of the assets where the assets forming the object of the call option belong to the Fund’s asset pool at the time of granting the option.

7.

Only on a shareholder’s request and if the Board of Trustees so determines, the Fund shall have the right, to satisfy redemption requests to such shareholder who so requests, in kind by allocating to the holder investments from the portfolio of assets equal in value to the value of the shares to be redeemed. The nature and type of assets to be transferred in such case shall be determined on a fair and reasonable basis and without prejudicing the interests of the other holders of shares and the valuation used shall be confirmed by a special report of the auditor of the Fund. The costs of any such transfers shall be borne by the transferee.

8.

Where the purchase of shares is agreed for a period of several years, no more than one third of each payment agreed for the first year may be used to cover costs; the remaining costs shall be equally apportioned to all later payments.

In the case of a change in the laws of Germany applicable to a Fund, the Trustees have the right to adjust the above restrictions relating to the Fund’s registration in Germany accordingly without the prior approval of the Fund’s shareholders.

These Funds will comply with the more restrictive policies required by the German regulatory authorities, as stated above, as long as such Funds are registered in Germany.

Except in the case of the percent limitation set forth in Investment Restriction No. 1 and as may be stated otherwise, the percentage limitations contained in the foregoing restrictions and in the Funds’ other investment policies apply at the time of the purchase of the securities and a later increase or decrease in percentage resulting from a change in the values of the securities or in the amount of the Fund’s assets will not constitute a violation of the restriction.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities and other financial instruments for a Fund are made by Alger Management, which also is responsible for placing these transactions, subject to the overall review of the Trust’s Board of Trustees. Although investment requirements for each Fund are reviewed independently from those of the other accounts managed by Alger Management and those of the other Funds, investments of the type the Funds may make may also be made by these other accounts or Funds. When a Fund and one or more other Funds or accounts managed by Alger Management are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Alger Management to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Fund or the size of the position obtained or disposed of by a Fund.

Transactions in equity securities are in most cases effected on U. S. stock exchanges or in over-the-counter markets and involve the payment of negotiated brokerage commissions. Where there is no stated commission, as in the case of certain securities traded in the over-the-counter markets, the prices of those securities include undisclosed commissions or mark-ups. Purchases and sales of money market instruments and debt securities usually are principal transactions.

Securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down. U. S. Government securities are generally purchased from underwriters or dealers, although certain newly-issued U. S. Government securities may be purchased directly from the U. S. Treasury or from the issuing agency or instrumentality.

To the extent consistent with applicable provisions of the Act and the rules and exemptions adopted by the SEC thereunder, as well as other regulatory requirements, the Trust’s Board of Trustees has determined that Fund transactions will generally be executed through Fred Alger & Company, Incorporated (“Alger Inc.” or the “Distributor), a registered broker-dealer, if, in the judgment of Alger Management, the use of Alger Inc. is likely to result in price and execution at least as favorable as those of other qualified broker-dealers and if, in particular transactions, Alger Inc. charges the Fund involved a rate consistent with that which other broker-dealers charge to comparable unaffiliated customers in similar transactions. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. Principal transactions are not entered into with affiliates of the Fund except pursuant to exemptive rules or orders adopted by the SEC.

In selecting brokers or dealers to execute portfolio transactions on behalf of a Fund, Alger Management seeks the best overall terms available. In assessing the best overall terms available for any transaction, Alger Management will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Alger Management is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services, as those terms are defined in section 28(e) of the Securities Exchange Act of 1934, as amended, provided to the Fund involved, the other Funds and/or other accounts over which Alger Management or its affiliates exercise investment discretion. Alger Management’s fees under its agreements with the Funds are not reduced by reason of its receiving brokerage and research service. The Board of Trustees will periodically review the commissions paid by the Funds to determine if the commissions paid over representative periods of time are reasonable in relation to the benefits inuring to the Funds.  The commissions paid to Alger Inc. during the fiscal year ended October 31, 2010 are listed in the table below. Alger Inc. does not engage in principal transactions with the Funds and, accordingly, received no compensation in connection with securities purchased or sold in that manner, which include securities traded in the over-the-counter markets, money market investments and most debt securities.

	Broker Commissions
		Paid to Alger Inc.
	Total paid by the		% of Brokerage Commissions Paid	% of Dollar amount of transaction effected	Soft Dollar Transactions
	Fund	Dollar Amount	to Alger Inc.	through Alger Inc.	Value of Transactions	Commissions

Alger Capital Appreciation	$3,431,273	$1,730,280	50%	58%	$353,966,897	$495,577
Alger LargeCap	328,812	141,333	43%	49%	58,889,259	62,715
Alger MidCap	1,677,973	720,286	43%	51%	138,293,887	220,464
Alger SMidCap	1,259,750	506,369	40%	44%	104,548,272	173,494
Alger SmallCap	579,256	212,241	37%	39%	56,080,684	104,137
Growth Opportunities	26,337	9,555	36%	43%	1,733,023	3,352
Alger Health Sciences	475,069	184,672	39%	42%	47,189,441	64,292
Alger Balanced	21,930	10,255	47%	51%	1,746,022	2,427
	$7,800,400	$3,514,991	45%	52%	$762,447,485	$1,126,458

The commissions paid to Alger Inc. during the fiscal years ended October 31, 2008 and 2009 are listed in the table below.

Broker Commissions

			Paid to Alger Inc.
	Total paid by the Fund		Dollar Amount		% of Brokerage Commissions Paid to Alger Inc.		% of Dollar Amount of Transaction Effected through Alger Inc.
	2009	2008	2009	2008	2009	2008	2010	2009	2008
Capital Appreciation Fund	$5,016,266	$4,647,020	$2,777,805	$1,643,408	55%	35%		58%	48%
Large Cap Growth Fund	538,293	1,269,450	322,199	623,616	60%	49%		61%	57%
Mid Cap Growth Fund	2,770,756	4,324,854	1,449,926	1,821,086	52%	42%		57%	54%
SMid Cap Growth Fund	1,579,119	1,464,020	701,632	460,769	44%	31%		46%	35%
Small Cap Growth Fund	991,071	885,959	453,817	319,076	46%	36%		48%	38%
Growth Opportunities Fund	22,668	14,036	6,022	4,784	27%	34%		29%	36%
Health Sciences Fund	1,185,088	1,510,938	502,990	612,365	42%	41%		46%	44%
Growth & Income Fund*	60,961	106,236	34,522	58,082	57%	55%		59%	63%
	$12,170,596	$14,222,513	$6,248,913	$5,543,186	51%	39%		55%	49%

	Soft Dollar Transactions
	Value of Transactions		Commissions
	2009	2008	2009	2008
Capital Appreciation Fund	$345,497,131	$404,451,211	$633,067	$470,329
Large Cap Growth Fund	23,645,870	162,592,853	37,026	177,655
Mid Cap Growth Fund	206,902,184	486,047,041	819,755	591,839
SMid Cap Growth Fund	56,577,702	210,731,768	120,791	305,861
Small Cap Growth Fund	48,299,984	66,093,572	115,502	120,203
Growth Opportunities Fund	1,719,311	652,834	3,898	1,352
Health Sciences Fund	62,685,583	202,967,571	93,464	261,265
Growth & Income Fund*	3,247,171	14,550,554	47,903	18,061
	$748,574,936	$1,548,087,404	$1,871,406	$1,946,565

* Growth & Income Fund was called Alger Balanced Fund prior to March 1, 2011. It had a different investment objective and different investment policies.

Disclosure of Portfolio Holdings

The Board of Trustees has adopted policies and procedures relating to disclosure of the Funds’ portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.

Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Funds’ shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.

The Funds make their full holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Funds’ fiscal quarter.

In addition, the Funds make publicly available their respective month-end top 10 holdings with a 15 day lag and their month-end full portfolios with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

In accordance with the foregoing, the Funds provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. From time to time, the Funds will communicate with these third parties to confirm that they understand the Funds’ policies and procedures regarding such disclosure. This agreement must be approved by the Funds’ Chief Compliance Officer.

The Board of Trustees periodically reviews a report disclosing the third parties to whom each Fund’s holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders. In addition to material the Funds routinely provide to shareholders, the Manager may, upon request, make additional statistical information available regarding the Alger Institutional Funds. Such information will include, but not be limited to, relative weightings and characteristics of Fund portfolios versus their respective index and security specific impact on overall portfolio performance. Please contact the Funds at (800) 992-3863 to obtain such information.

The Fund provides its portfolio holdings on a daily basis, with no lag, to each of Factset, Thompson Reuters, Pershing LLC, and Bloomberg. The Fund has ongoing arrangements to provide its portfolio holdings to Watson Wyatt Investment Consulting, Consulting Group Citi Smith Barney, Mercer Investment Consulting, Morningstar, Lipper and Standard & Poor’s. Neither the Trust nor any other person is directly compensated for such disclosure, although certain persons receiving such disclosure may be investors in one or more Funds and may therefore be subject to fees applicable to all shareholders.

In addition to material we routinely provide to shareholders, we may, upon request, make additional statistical information available regarding the Funds. Such information will include, among other things, relative weightings and characteristics of Fund portfolios versus their respective index and security specific impact on overall portfolio performance. Please contact the Funds at (800) 992-3863 to obtain such information.

NET ASSET VALUE

The price of one share of a class is based on its “net asset value.” The net asset value is computed by adding the value of the Fund’s investments plus cash and other assets allocable to the class, deducting applicable liabilities and then dividing the result by the number of its shares outstanding. The net asset value of a share of a given class may differ from that of one or more other classes. Net asset value is calculated as of the close of business (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open.

Purchases will be based upon the next net asset value calculated for each class after your order is received and accepted by the Transfer Agent or other designated intermediary. If your purchase is made by check, wire or exchange and is received by the close of business of the NYSE (normally 4:00 p.m. Eastern time), your account will be credited on the day of receipt. If your purchase is received after such time, it will be credited the next business day.

The NYSE is generally open on each Monday through Friday, except New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents’ Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.

The assets of the Funds are generally valued on the basis of market quotations. Securities for which such information is readily available are valued at the last reported sales price or, in the absence of reported sales, securities are valued at a price within the bid and asked price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Other investments and other assets, including restricted securities and securities for which market quotations are not readily available, are valued at fair value under procedures approved by the Board of Trustees. Short-term securities with maturities of 60 days or less are valued at amortized cost, as described below, which constitutes fair value as determined by the Board of Trustees. Securities in which the Funds invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be fair values of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

The valuation of the money market instruments with maturities of 60 days or less held by the Funds is based on their amortized cost which does not take into account unrealized capital gains or losses.

Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

CLASSES OF SHARES

The classes of Shares offered by each Fund are listed on the cover page of this Statement of Additional Information. Class I and Class Z Shares are offered only to institutional investors, in separate prospectuses. Class A Shares are generally subject to a front-end load, and Class B and Class C Shares are generally subject to a back-end load. Class I Shares are not subject to a front-end or back-end load. Each of these classes of Shares is subject to distribution and/or service fees. Class Z Shares are not subject to a front-end or back-end load, or distribution and/or service fees.

From time to time, Alger Inc. may reallow to brokers or financial intermediaries all or substantially all of the initial sales charge. To the extent that it does so, such persons may be deemed to be underwriters of the Fund as defined in the Securities Act of 1933, as amended.

The Shares of the Funds are listed under the heading “Alger” and once a class reaches the required minimum size, the Class A, B, C, I and Z Shares will be listed under the heading “Alger A, B, C, I or Z,” as applicable. Current total return figures may be obtained by calling Alger Funds at 800-992-3863.

Conversion of Class B and Class C Shares

Class B Shares, and Class C Shares purchased prior to August 1, 2000, will automatically convert to Class A Shares eight and twelve years, respectively, after the end of the calendar month in which the order to purchase was accepted and will thereafter not be subject to the original Class’s distribution and/or service fees. Class C Shares purchased on or after August 1, 2000 will not be eligible for conversion to Class A Shares after twelve years. The conversion will be completed on the basis of the relative net asset values per share without the imposition of any sales charge, fee or other charge. At conversion, a proportionate amount of shares representing reinvested dividends and reinvested capital gains will also be converted into Class A Shares.

Conversion from one class to another is not subject to the Funds’ redemption fee.

PURCHASES

Shares of the Funds are offered continuously by the Trust and are distributed on a best efforts basis by Alger Inc. as principal underwriter for the Funds pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, Alger Inc. bears all selling expenses, including the costs of advertising and of printing prospectuses and distributing them to prospective shareholders. Each of the officers of the Trust is an “affiliated person,” as defined in the Act, of the Trust and of Alger Inc.

The Funds do not accept cash or cash equivalents for share purchases. Third-party checks will not be honored except in the case of employer-sponsored retirement plans. You will be charged a fee for any check returned by your bank.

Investors may exchange stock of companies acceptable to Alger Management for shares of the Funds with a minimum of 100 shares of each company generally being required. The Trust believes such exchange provides a means by which holders of certain securities may invest in the Funds without the expense of selling the securities in the open market. The investor should furnish, either in writing or by telephone, to Alger Management a list with a full and exact description of all securities proposed for exchange. Alger Management will then notify the investor as to whether the securities are acceptable and, if so, will send a letter of transmittal to be completed and signed by the investor. Alger Management has the right to reject all or any part of the securities offered for exchange. The securities must then be sent in proper form for transfer with the letter of transmittal to the Custodian of the Fund’s assets. The investor must certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. Upon receipt by the Custodian the securities will be valued as of the close of business on the day of receipt in the same manner as the Fund’s securities are valued each day. Shares of the Fund having an equal net asset as of the close of the same day will be registered in the investor’s name. Applicable sales charges, if any, will apply, but there is no charge for making the exchange and no brokerage commission on the securities accepted, although applicable stock transfer taxes, if any, may be deducted. The exchange of securities by the investor pursuant to this offer may constitute a taxable transaction and may result in a gain or loss for federal income tax purposes. The tax treatment experienced by investors may vary depending upon individual circumstances. Each investor should consult a tax adviser to determine federal, state and local tax consequences.

Confirmations and Account Statements

All of your transactions through the Transfer Agent, Boston Financial Data Services, Inc., will be confirmed on separate written transaction confirmations (other than Automatic Investment Plan transactions) and on periodic account statements. You should promptly and carefully review the transaction confirmations and periodic statements provided to you and notify the Transfer Agent in writing of any discrepancy or unauthorized account activity. Any information contained on transaction confirmations and account statements will be conclusive unless you notify the Transfer Agent of an apparent discrepancy or unauthorized account activity within ten (10) business days after the information is transmitted to you.

Distribution Plans

As stated in the Prospectus, in connection with the distribution and shareholder servicing activities of Alger Inc. in respect of the Funds’ Class A, B, C and I Shares, respectively, the Trust has adopted plans (each a “Plan”) pursuant to Rule 12b-1 under the Act. Under the Class B and C Plans, a portion of the distribution fee, sometimes described as an “asset-based sales charge,” allows investors to buy shares with little or no initial sales charge while allowing Alger Inc. to compensate dealers that sell Class B or C shares of the Funds. Typically, Alger Inc., in its discretion or pursuant to dealer agreements, pays sales commissions of up to 4% of the amount invested in Class B Shares and up to 1% of the amount invested in Class C Shares, and pays the asset-based sales charge as an ongoing commission to dealers on Class C Shares that have been outstanding for more than a year. For Class B Shares, Alger Inc. retains the asset-based sales charge to recoup the sales commissions and other sales-related expenses its pays. For Class C Shares, the asset-based sales charge is retained by Alger Inc. in the first year after purchase; in subsequent years, all or a portion of it typically is paid to the dealers who sold the Class C Shares. In some cases, the selling dealer is Alger Inc. Shareholders of each Class of each Fund adopted a Plan, or approved an amendment to their Classes’ Plan, between January and September of 2007, or when the Class commenced operations, if later.

Each Plan also authorizes the Trust to pay Alger Inc., on behalf of each Fund, a shareholder servicing fee computed at an annual rate of up to 0.25% of the average daily net assets allocable to the Class A, Class B, Class C or Class I Shares, as the case may be, of a Fund, and such fee shall be charged only to that Class. The shareholder servicing fee is used by Alger Inc. to provide compensation for ongoing servicing and/or maintenance of shareholder accounts and to cover an allocable portion of overhead and other Alger Inc. and selected dealer office expenses related to the servicing and/or maintenance of shareholder accounts. Compensation will be paid by Alger Inc. to persons, including Alger Inc. employees, who respond to inquiries of shareholders of the Fund regarding their ownership of shares or their accounts with the Fund or who provide other similar services not otherwise required to be provided by the Fund’s Manager, Transfer Agent or other agent of the Fund.

Pursuant to the Plan for Class C Shares, each Fund pays an annual fee of 1.00% of its Class C Shares’ average daily net assets to Alger Inc. In addition to the 0.25% shareholder servicing fee, Alger Inc. is paid a 0.75% fee for providing distribution services including, but not limited to, organizing and conducting sales seminars, advertising programs, payment of finders’ fees, printing of prospectuses and SAIs and reports for potential investors, preparation and distribution of advertising material and sales literature, overhead, supplemental payments to dealers and other institutions as asset-based charges or as payments of commissions, and the costs of administering a Plan. No excess distribution expense is carried forward to subsequent years under the Class A or Class C Plans.

During the fiscal year ended October 31, 2010, the Funds paid Alger Inc. for distribution services under the provisions of the Class A Shares’ Plan, approximately, as follows:

Fund	Fees Paid
Capital Appreciation Fund	$1,597,000
Large Cap Growth Fund	$391,000
Mid Cap Growth Fund	$559,000
SMid Cap Growth Fund	$1,221,000
Small Cap Growth Fund	$750,000
Growth Opportunities Fund	$18,000
Health Sciences Fund	$433,000
Growth & Income Fund*	$94,000

* Prior to March 1, 2011, Growth & Income Fund was called Alger Balanced Fund, and had a different investment objective and different investment policies.

During the fiscal year ended October 31, 2010, the Funds paid Alger Inc. for distribution services under the provisions of the Class C Shares’ Plan, approximately, as follows:

Fund	Fees Paid
Capital Appreciation Fund	$1,154,000
Large Cap Growth Fund	$260,000
Mid Cap Growth Fund	$353,000
SMid Cap Growth Fund	$623,000
Small Cap Growth Fund	$232,000
Growth Opportunities Fund	$17,000
Health Sciences Fund	$703,000
Growth & Income Fund*	$117,000

During the fiscal year ended October 31, 2010, the Funds paid Alger Inc. for distribution services under the provisions of the Class I Shares’ Plan, as follows:

Fund	Fees Paid
SMid Cap Growth Fund	$402,000
Growth Opportunities Fund	$5,000

The Class B Shares’ Plan is a “reimbursement” plan under which Alger Inc. is reimbursed for its actual distribution expenses up to 0.75% of each Fund’s Class B shares average daily net assets. In addition, each Fund’s Class B Shares may pay Alger Inc. a fee of up to 0.25% of their average daily net assets for the provision of shareholder services. Any contingent deferred sales charges (“CDSCs”) on Class B Shares received by Alger Inc. will reduce the amount to be reimbursed under the Plan. Under this Plan, any excess distribution expenses may be carried forward, with interest, and reimbursed in future years. At October 31, 2010, the following approximate amounts were carried forward under the Class B Plan:

Fund	Carryforward Amounts
Capital Appreciation Fund	$20,641,640
Large Cap Growth Fund	$16,842,949
Mid Cap Growth Fund	$10,888,316
SMid Cap Growth Fund	$606,867
Small Cap Growth Fund	$15,048,786
Health Sciences Fund	$1,392,359
Growth & Income Fund*	$4,037,630

During the fiscal year ended October 31, 2010, the Funds reimbursed Alger Inc. for distribution services under the provisions of the Class B Shares’ Plan approximately, as follows:

Fund	Fees Paid by the Fund
Capital Appreciation Fund	$494,000
Large Cap Growth Fund	$1,060,000
Mid Cap Growth Fund	$649,000
SMid Cap Growth Fund	$111,000
Small Cap Growth Fund	$232,000
Health Sciences Fund	$178,000
Growth & Income Fund*	$122,000

* Prior to March 1, 2011, Growth & Income Fund was called Alger Balanced Fund, and had a different investment objective and different investment policies.

Reimbursable distribution expenses covered under the Class B Shares’ Plan may include payments made to and expenses of persons who are engaged in, or provide support services in connection with, the distribution of the class’ shares, such as answering routine telephone inquiries for prospective shareholders; compensation in the form of sales concessions and continuing compensation paid to securities dealers whose customers hold shares of the class; costs related to the formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; costs of printing and distributing prospectuses and reports to prospective shareholders of the class; costs involved in preparing, printing and distributing sales literature for the class; and costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities on behalf of the class that the Fund deems advisable.

Historically, distribution expenses incurred by Alger Inc. have exceeded the Class B assets available for reimbursement under the Plan; it is possible that in the future the converse may be true. Distribution expenses incurred in a year in respect of Class B Shares of a Fund in excess of CDSCs received by Alger Inc. relating to redemptions of shares of the class during that year and the applicable percent of the class’s average daily net assets may be carried forward and sought to be reimbursed in future years. Interest at the prevailing broker loan rate may be charged to the applicable Fund’s Class B Shares on any expenses carried forward and those expenses and interest will be reflected as current expenses on the Fund’s statement of operations for the year in which the amounts become accounting liabilities, which is anticipated to be the year in which these amounts are actually paid. Although the Trust’s Board of Trustees may change this policy, it is currently anticipated that payments under the Plan in a year will be applied first to distribution expenses incurred in that year and then, up to the maximum amount permitted under the Plan, to previously incurred but unreimbursed expenses carried forward plus interest thereon.

Alger Inc. has acknowledged that payments under the Plans are subject to the approval of the Board of Trustees and that no Fund is contractually obligated to make payments in any amount or at any time, including payments in reimbursement of Alger Inc. for expenses and interest thereon incurred in a prior year.

Under their terms, the Plans remain in effect from year to year, provided such continuation is approved in each case annually by vote of the Trust’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (as defined in the Act) and who have no direct or indirect financial interest in the operation of the Plan (“Independent Trustees”). A Plan may not be amended to increase materially the amount to be spent for the services provided by Alger Inc. without the approval of shareholders of the applicable class, and all material amendments of a Plan must be approved by the Trustees in the manner described above. A Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees or, with respect to the class of shares of any Fund to which a Plan relates, by a vote of a majority of the outstanding voting securities of the class, on not more than 30 days’ written notice to any other party to the Plan. If a Plan is terminated, or not renewed with respect to any one or more Funds, it may continue in effect with respect to the class of shares of any Fund as to which it has not been terminated, or has been renewed. Alger Inc. will provide to the Board of Trustees quarterly reports of amounts expended under each Plan and the purpose for which such expenditures were made.

Alger Inc.’s selling expenses during the fiscal year ended October 31, 2010 were as follows:

The Alger Funds—Class A Shares

	Capital Appreciation Fund	Large Cap Growth Fund	Mid Cap Growth Fund	SMid Cap Growth Fund	Small Cap Growth Fund	Growth Opportunities Fund	Health Sciences Fund	Growth & Income Fund	Total
Advertising & Promotion	$112,756	$25,136	$25,432	$83,762	$45,644	$1,779	$22,116	$5,894	$324,017
Compensation to Dealers	$1,647,465	$346,324	$634,822	$1,179,911	$796,322	$32,268	$486,579	$97,650	$5,273,326
Compensation to Sales Personnel	$333,060	$73,730	$74,615	$245,601	$134,026	$5,165	$64,791	$17,261	$952,655
Printing	$15,368	$3,599	$3,636	$12,025	$6,488	$273	$3,194	$852	$45,646
Total Selling Expenses	$2,108,649	$448,789	$738,505	$1,521,299	$982,480	$39,485	$576,680	$121,657	$6,595,644

The Alger Funds—Class B Shares

	Capital Appreciation Fund	Large Cap Growth Fund	Mid Cap Growth Fund	SMid Cap Growth Fund	Small Cap Growth Fund	Health Sciences Fund	Growth & Income Fund	Total
Advertising & Promotion	$2,997	$6,633	$3,835	$866	$1,381	$1,047	$753	$17,512
Compensation to Dealers	$315,151	$757,329	$420,665	$92,616	$140,062	$104,701	$58,696	$1,889,220
Compensation to Sales Personnel	$8,816	$19,589	$11,271	$2,537	$4,057	$3,074	$2,220	$51,564
Interest	$410,018	$337,021	$217,579	$12,418	$298,421	$28,797	$80,478	$1,384,732
Printing	$421	$905	$542	$126	$196	$149	$104	$2,443
Total Selling Expenses	$737,403	$1,121,477	$653,892	$108,563	$444,117	$137,768	$142,251	$3,345,471

The Alger Funds—Class C Shares

	Capital Appreciation Fund	Large Cap Growth Fund	Mid Cap Growth Fund	SMid Cap Growth Fund	Small Cap Growth Fund	Growth Opportunities Fund	Health Sciences Fund	Growth & Income Fund	Total
Advertising & Promotion	$23,648	$3,000	$5,118	$11,570	$1,974	$188	$9,539	$721	$55,758
Compensation to Dealers	$1,295,967	$288,238	$424,104	$653,150	$237,800	$20,811	$781,839	$123,179	$3,825,088
Compensation to Sales Personnel	$69,313	$8,757	$15,191	$33,807	$5,890	$555	$28,083	$2,124	$163,720
Printing	$3,404	$444	$673	$1,700	$249	$26	$1,331	$100	$7,927
Total Selling Expenses	$1,392,332	$300,439	$445,086	$700,227	$245,913	$21,580	$820,792	$126,124	$4,052,493

The Alger Funds—Class I Shares

	SMid Cap Growth Fund	Growth Opportunities Fund	Total
Advertising & Promotion	$37,317	$302	$37,619
Compensation to Dealers	$388,870	$16,725	$405,595
Compensation to Sales Personnel	$109,328	$881	$110,209
Printing	$5,388	$45	$5,433
Total Selling Expenses	$540,903	$17,953	$558,856

Expenses of the Funds

Each Fund will bear its own expenses. Operating expenses for each Fund generally consist of all costs not specifically borne by Alger Management, including investment management fees, fees for necessary professional and brokerage services, costs of regulatory compliance and costs associated with maintaining legal existence and shareholder relations. In addition, Class A, Class B, Class C and Class I of each Fund may pay Alger Inc. for expenses incurred in distributing shares of that class and each such Fund may compensate Alger Inc. for servicing shareholder accounts. Trustwide expenses not identifiable to any particular Fund or class will be allocated in a manner deemed fair and equitable by the Board of Trustees. From time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of one or more of the Funds while retaining the ability to be paid by the applicable Fund for such amounts prior to the end of the fiscal year. This will have the effect of lowering the applicable Fund’s overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be.

Purchases Through Processing Organizations

You can purchase and redeem shares through a “Processing Organization,” which is a broker-dealer, bank or other financial institution that purchases shares of one or more Funds for its clients or customers. The Trust may authorize a Processing Organization to receive, or to designate other financial organizations to receive, purchase and redemption orders on a Fund’s behalf. In that case, the Fund will be deemed to have received an order when the Processing Organization or its intermediary receives it in proper form, and the order will be processed based on the net asset value of the Fund next calculated after the order is received in proper form by the Processing Organization or its designee.

When shares are purchased this way, the Processing Organization, rather than its customer, may be the shareholder of record of the shares. The minimum initial and subsequent investments in classes of the Funds for shareholders who invest through a Processing Organization will be set by the Processing Organization. Processing Organizations may impose charges and restrictions in addition to or different from those applicable if you invest in the Fund directly. Therefore, you should read the materials provided by the Processing Organization in conjunction with the Prospectus. Certain Processing Organizations may receive compensation from the Fund, Alger, Inc., or any of its affiliates.

TelePurchase Privilege (Class A, B and C)

The price the shareholder will receive will be the price next computed after the Transfer Agent receives the TelePurchase request from the shareholder to purchase shares. While there is no charge to shareholders for this service, a fee will be deducted from a shareholder’s Fund account in case of insufficient funds. This privilege may be terminated at any time without charge or penalty by the shareholder, the Trust, the Transfer Agent or Alger Inc. Class A Share purchases will remain subject to the initial sales charge.

Automatic Investment Plan (Class A, B and C)

While there is no charge to shareholders for this service, a fee will be deducted from a shareholder’s Fund account in the case of insufficient funds. A shareholder’s Automatic Investment Plan may be terminated at any time without charge or penalty by the shareholder, the Trust, the Transfer Agent or Alger Inc. Transfers from your bank account to a Trust-sponsored retirement account are considered current-year contributions. If the day of the month you select falls on a weekend or a NYSE holiday, the purchase will be made on the next business day. Class A Share purchases will remain subject to the initial sales charge.

Right of Accumulation (Class A Shares)

Class A Shares of a Fund may be purchased by “any person” (which includes an individual, his or her spouse or domestic partner and children, or a trustee or other fiduciary of a single trust, estate or single fiduciary account) at a reduced sales charge as determined by aggregating the dollar amount of the new purchase and the current value (at offering price) of all Class A, Class B, and/or Class C Shares of The Alger Family of Funds then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent (Class A Shares)

A Letter of Intent (“LOI”) contemplating aggregate purchases of $25,000 or more provides an opportunity for an investor to obtain a reduced Class A sales charge by aggregating investments over a 13-month period, provided that the investor refers to such LOI when placing orders. For purposes of a LOI, the “Purchase Amount” as referred to in the sales charge table in the Prospectus includes purchases by “any person” (as defined above) of all Class A, Class B, and/or Class C Shares of The Alger Family of Funds over the following 13 months. An alternative is to compute the 13-month period starting up to 90 days before the date of execution of the LOI.

Purchases made by reinvestment of dividends or distributions of capital gains do not count towards satisfying the amount of the LOI. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the LOI when placing any purchase orders for the investor during the LOI period. Death or disability of the shareholder will not terminate the LOI.

The minimum initial investment under the LOI is 5% of the total LOI amount. Each investment in Class A Shares made during the period receives the reduced sales charge applicable to the total amount of the investment goal. Shares purchased with the first 5% of the total LOI amount will be held in escrow by the Transfer Agent to assure any necessary payment of a higher applicable sales charge if the investment goal is not met. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed.

REDEMPTIONS

You may incur a 2% redemption fee if you redeem Class A, B or C shares of any Fund within 30 days of having acquired them. Shareholders claiming waivers of the redemption fee must assert their status at the time of redemption.

The right of redemption of shares of a Fund may be suspended or the date of payment postponed for more than seven days (a) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of the Fund’s investments or determination of its net asset values not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the Fund’s shareholders.

No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Telephone Redemptions

You automatically have the ability to make redemptions by telephone unless you refuse the telephone redemption privilege. To sell shares by telephone, please call (800) 992-3863. Redemption requests received prior to the close of business of the NYSE (normally 4:00 p.m. Eastern time) will generally be mailed on the next business day. Shares issued in certificate form are not eligible for this service.

Redemption proceeds are mailed to the address of record. Any request for redemption proceeds to be sent to the address of record must be in writing with the signature(s) guaranteed if made within 30 days of changing your address.

The Trust, the Transfer Agent and their affiliates are not liable for acting in good faith on telephone instructions relating to your account, so long as they follow reasonable procedures to determine that the telephone instructions are genuine. Such procedures may include recording the telephone calls and requiring some form of personal identification. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.

Redemptions in Kind

Payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the Trust has adopted procedures which provide that if the Board determines that it would be detrimental to the best interest of the remaining shareholders of a Fund to make payment of a redemption order wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution “in kind” of securities from the Fund, in lieu of cash, in conformity with applicable rules of the SEC. The Trust has elected to be governed by Rule 18f-1 under the Act, pursuant to which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities and such valuation will be made as of the time the redemption price is determined.

Contingent Deferred Sales Charge (Class A, B and C)

With respect to Class B Shares, there is no initial sales charge on purchases of shares of any Fund, but a CDSC may be charged on certain redemptions. The CDSC is imposed on any redemption that causes the current value of your account in the Class B shares of the Fund to fall below the amount of purchase payments made during a six-year holding period.

Certain Class A Shares also are subject to a CDSC. Those Class A Shares purchased in an amount of $1 million or more which have not been subject to the class’s initial sales charge and which have not been held for a full year are subject to a CDSC of 1% at the time of redemption.

Class C Shares are subject to a CDSC of 1% if redeemed within one year of purchase.

For purposes of the CDSC, it is assumed that the shares of the Fund from which the redemption is made are the shares of that Fund which result in the lowest charge, if any.

Redemptions of shares of each of the Funds are deemed to be made first from amounts, if any, to which a CDSC does not apply. There is no CDSC on redemptions of (i) amounts that represent appreciation on your original investment, or (ii) shares purchased through reinvestment of dividends and capital gains.

Waivers of Sales Charges (Class A, B and C)

No initial sales charge (Class A) or CDSC (Classes A, B or C) is imposed on purchases or redemptions (1) by (i) employees of Alger Inc. and its affiliates, (ii) IRAs, Keogh Plans and employee benefit plans for those employees and (iii) spouses, children, siblings and parents of those employees and trusts of which those individuals are beneficiaries, as long as orders for the shares on behalf of those individuals and trusts were placed by the employees; (2) by (i) accounts managed by investment advisory affiliates of Alger Inc. that are registered under the Investment Advisers Act of 1940, as amended, (ii) employees, participants and beneficiaries of those accounts, (iii) IRAs, Keogh Plans and employee benefit plans for those employees, participants and beneficiaries and (iv) spouses and minor children of those employees, participants and beneficiaries as long as orders for the shares were placed by the employees, participants and beneficiaries; (3) by directors or trustees of any investment company for which Alger Inc. or any of its affiliates serves as investment adviser or distributor; (4) of shares held through defined contribution plans as defined by the Employee Retirement Income Security Act of 1974, as amended, that have an agreement in place with the Distributor for, among other things, waiver of the sales charge; (5) by an investment company registered under the Act in connection with the combination of the investment company with the Fund by merger, acquisition of assets or by any other transaction; (6) by registered investment advisers for their own accounts; (7) by registered investment advisers, banks, trust companies and other financial institutions, including broker-dealers, each on behalf of their clients and immediate families, that have an agreement in place with the Distributor for, among other things, waiver of the sales charge; (8) by a Processing Organization, as shareholder of record on behalf of (i) investment advisers or financial planners trading for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services and clients of such investment advisers or financial planners trading for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the Processing Organization, and (ii) retirement and deferred compensation plans and trusts used to fund those plans; (9) for their own accounts by registered representatives of broker-dealers that have an agreement in place with the Distributor for, among other things, waiver of the sales charge, and their spouses, children, siblings and parents; (10) by children or spouses of individuals who died in the terrorist attacks of September 11, 2001; (11) by shareholders of Alger China-U.S. Growth Fund as of January 21, 2005 purchasing A Shares for their existing accounts; and (12) by shareholders of Class N Shares as of September 23, 2008 purchasing Class A Shares of the Alger Family of Funds.

Investors purchasing Class A Shares subject to one of the foregoing waivers are required to claim and substantiate their eligibility for the waiver at the time of purchase. It is also the responsibility of shareholders redeeming shares otherwise subject to a CDSC but qualifying for a waiver of the charge to assert this status at the time of redemption. Information regarding these procedures is available by contacting the Funds at (800) 992-3863.

Certain Waivers of the Contingent Deferred Sales Charge (Class A, B and C)

Any CDSC which otherwise would be imposed on redemptions of Fund shares will be waived in certain instances, including (a) redemptions of shares held at the time a shareholder becomes disabled or dies, including the shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivorship, provided that the redemption is requested within one year after the death or initial determination of disability, (b) redemptions in connection with the following retirement plan distributions: (i) lump-sum or other distributions from a qualified corporate or Keogh retirement plan following retirement, termination of employment, death or disability (or in the case of a five percent owner of the employer maintaining the plan, following attainment of age 70-1/2); (ii) required distributions from an Individual Retirement Account (“IRA”) following the attainment of age 70-1/2 or from a custodial account under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended, following the later of retirement or attainment of age 70-1/2; and (iii) a tax-free return of an excess contribution to an IRA, (c) systematic withdrawal payments, and (d) redemptions by the Trust of Fund shares whose value has fallen below the minimum initial investment amount. For purposes of the waiver described in (a) above, a person will be deemed “disabled” if the person is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment that can be expected to result in death or to be of long-continued and indefinite duration.

Shareholders claiming a waiver must assert their status at the time of redemption.

Systematic Withdrawal Plan (Class A, B and C)

A systematic withdrawal plan (the “Withdrawal Plan”) is available to shareholders who own shares of a Fund with a value exceeding $10,000 and who wish to receive specific amounts of cash periodically. Withdrawals of at least $50 monthly (but no more than one percent of the value of a shareholder’s shares in the Fund) may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder’s investment in the Fund, there will be a reduction in the value of the shareholder’s investment and continued withdrawal payments may reduce the shareholder’s investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a Fund.

Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificated form must deposit their share certificates of the Fund from which withdrawals will be made with the Transfer Agent, as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are automatically reinvested at net asset value in additional shares of the Fund involved. For additional information regarding the Withdrawal Plan, contact the Funds.

Signature Guarantees

The Transfer Agent has adopted standards and procedures pursuant to which Medallion Signature Guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, and national securities exchanges, that are participants in the New York Stock Exchange Medallion Signature Program (MSP), the Securities Transfer Agents Medallion Program (STAMP), and the Stock Exchanges Medallion Program (SEMP).

EXCHANGES AND CONVERSIONS

In General

Except as limited below, shareholders may exchange some or all of their Fund shares for shares of another Fund in The Alger Family of Funds. However, you may incur a 2% redemption fee if you exchange Class A, B or C Shares of any Fund within 30 days  of having acquired them. Class I Shares may be exchanged for other Class I Shares. Class Z Shares may be exchanged for Class Z Shares of another Fund or Class Z Shares of The Alger Funds II. One class of shares may not be exchanged for another class of shares. Once an initial sales charge has been imposed on a purchase of Class A Shares, no additional charge is imposed in connection with their exchange. For example, a purchase of Capital Appreciation Fund Class A Shares and subsequent exchange to Class A Shares of any other Fund would not result in the imposition of an initial sales charge at the time of exchange. No CDSC is assessed in connection with exchanges at any time. In addition, no CDSC is imposed on the redemption of reinvested dividends or capital gains distributions or on increases in the net asset value of shares of a Fund above purchase payments made with respect to that Fund during the six-year holding period for Class B Shares and the one-year holding period for Class C Shares and certain Class A Shares.

For purposes of calculating the eight-year holding periods for automatic conversion of Class B Shares to Class A Shares, shares acquired in an exchange are deemed to have been purchased on the date on which the shares given in exchange were purchased. The same calculation method shall be used to determine the automatic conversion of Class C Shares purchased prior to August 1, 2000, and held for 12 years.

You automatically have the ability to make exchanges by telephone unless you refuse the telephone exchange privilege. Exchanges can be made among Funds of the same class of shares for identically registered accounts. For tax purposes, an exchange of shares is treated as a sale of the shares exchanged and, therefore, you may realize a taxable gain or loss when you exchange shares.

The Trust reserves the right to terminate or modify the exchange privilege upon notice to shareholders.

MANAGEMENT

Trustees and Officers of the Trust

The Trust is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law.

The Board of Trustees has two standing committees: an Audit Committee and a Nominating Committee. The Audit Committee oversees (a) each Fund’s accounting and financial reporting policies and practices and its internal controls and (b) the quality and objectivity of each Fund’s financial statements and the independent audit thereof. The members of the Committee, which met six times during the Trust’s last fiscal year, are Lester L. Colbert, Jr., Stephen E. O’Neil and Nathan E. Saint-Amand. The function of the Nominating Committee is to select and nominate all candidates who are Independent Trustees for election to the Trust’s Board. The Nominating Committee, which met once during the Trust’s last fiscal year, is composed of all Trustees who are not “interested persons” (as defined in the Act) of the Trust, and are not affiliated with the Manager (“Independent Trustees”).

While the Nominating Committee expects to be able to identify a sufficient number of qualified candidates on its own, it will consider nominations from shareholders that are submitted in writing and otherwise pursuant to the provisions of the Nominating Committee Charter.

BOARD OF TRUSTEES OF THE TRUST

Board’s Oversight Role in Management

The Board’s role in management of the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust, primarily the Manager, have responsibility for the day-to-day management of the Funds, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk). As part of its oversight, the Board, acting at its scheduled meetings, regularly interacts with and receives reports from senior personnel of service providers, including the Manager’s Chief Investment Officer (or a senior representative of his office), the Trust’s and the Manager’s Chief Compliance Officer and portfolio management personnel. The Board’s Audit Committee (which consists of three Independent Trustees) meets during its scheduled meetings, and between meetings the Audit Committee chair maintains contact, with the Trust’s independent registered public accounting firm and the Trust’s Chief Financial Officer. The Board also receives periodic presentations from senior personnel of the Manager regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas such as business continuity, anti-money laundering, personal trading, valuation, credit, investment research and securities lending. The Board also receives reports from counsel to the Trust or counsel to the Manager and the Board’s own independent legal counsel regarding regulatory compliance and governance matters. The Board’s oversight role does not make the Board a guarantor of the Trust’s investments or activities.

Board Composition and Leadership Structure

The Act requires that at least 40% of a fund’s Trustees not be “interested persons” (as defined in the Act) of the fund and as such are not affiliated with the Manager. To rely on certain exemptive rules under the Act, a majority of a fund’s Trustees must be Independent Trustees, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the Act or the rules thereunder require the approval of a majority of the Independent Trustees. Currently, 85% of the Trust’s Trustees, including the Chairman of the Board, are Independent Trustees. The Chairman of the Board chairs meetings or executive sessions of the Independent Trustees, reviews and comments on Board meeting agendas, represents the views of the Independent Trustees to management and facilitates communication among the Independent Trustees and their counsel. The Board has determined that its leadership structure, in which the Chairman of the Board is not affiliated with the Manager, is appropriate in light of the services that the Manager provides to the Fund and potential conflicts of interest that could arise from this relationship.

Information About Each Trustee's Experience, Qualifications, Attributes or Skills

Trustees of the Trust, together with information as to their positions with the Trust, and principal occupations, are shown below.

			Number of
			Portfolios
			in the Alger
			Fund
			Complex(3)
			which are
Name, Age, Position with		Trustee	Overseen
the Trust and Address(1)	Principal Occupations	Since	by Trustee
Interested Trustee(2)

Hilary M. Alger (49) Trustee	Director of Development, Pennsylvania Ballet since 2004; Associate Director of Development, College of Arts and Sciences and Graduate School, University of Virginia 1999-2003.	2003	25

Non-Interested Trustees

Charles F. Baird, Jr. (57) Trustee	Managing Partner of North Castle Partners, a private equity securities group; Chairman of Leiner Health Products, Enzymatic Therapy and Caleel & Hayden (skincare business); former Chairman of Elizabeth Arden Day Spas, Naked Juice, Equinox (fitness company) and EAS (manufacturer of nutritional products). Formerly Managing Director of AEA Investors, Inc.	2000	25

Roger P. Cheever (65) Trustee	Associate Vice President for Principal Gifts, and Senior Associate Dean for Development in the Faculty of Arts and Sciences at Harvard University; Formerly Deputy Director of the Harvard College Fund.	2000	25

Lester L. Colbert, Jr. (77) Trustee	Private investor since 1988; Formerly Chairman of the Board, President and Chief Executive Officer of Xidex Corporation (manufacturer of computer information media).	2000	25

Stephen E. O’Neil (78) Trustee	Attorney. Private Investor since 1981. Formerly of Counsel to the law firm of Kohler & Barnes.	1986	25

David Rosenberg (48) Trustee	Associate Professor of Law since January 2006 (Assistant Professor 2000-2005), Zicklin School of Business, Baruch College, City University of New York.	2007	25

Nathan E. Saint-Amand M.D. (73) Trustee	Medical doctor in private practice; Member of the Board of the Manhattan Institute (non-profit policy research) since 1988; Formerly Co-Chairman, Special Projects Committee, Memorial Sloan Kettering.	1986	25

(1)                     The address of each Trustee is c/o Fred Alger Management, Inc., 111 Fifth Avenue, New York, NY 10003.

(2)                     Ms. Alger is an “interested person”(as defined in the Act) of the Funds by virtue of her ownership control of Alger Associates, Inc. (“Alger Associates”), which controls Alger Management and its affiliates.

(3)                     “Alger Fund Complex” refers to the Trust and the four other registered investment companies managed by Alger Management. Each Trustee serves until an event of termination, such as death or resignation, or until his or her successor is duly elected. Each of the Trustees serves on the Boards of Trustees of the other four registered investment companies in the Alger Fund Complex.

The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the board level, with no single Trustee, or particular factor, being indicative of board effectiveness. However, the Board believes that Trustees need to have the skills, experience and judgment necessary to address the issues directors of investment companies confront in fulfilling their duties to fund shareholders. These skills include the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties; the Board believes that its members satisfy this standard. Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or practice (e.g., medicine or law), public service or academic positions; experience from service as a board member (including the Board of the Trust) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences. To assist them in evaluating matters under federal and state law, the Trustees are counseled by their own independent legal counsel, who participates in Board meetings and interacts with the Manager, and also may benefit from information provided by the Trust’s or the Manager’s counsel; both Board and Trust counsel have significant experience advising funds and fund board members. The Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

Each Trustee has been a Board member of the Trust and the Alger Fund Complex mutual funds for at least 3 years. In addition, the following are among some of the specific experiences, qualifications, attributes or skills that each Trustee possesses (this supplements information provided in the table above), which the Board believes help the Trustees to exercise effective business judgment.

•  Hilary M. Alger—In addition to her tenure as a Board member of all of the Alger Fund Complex mutual funds (some since 2003), Ms. Alger has over 10 years experience in development for non-profit entities, and prior to that, worked as a securities analyst at Alger Management. Ms. Alger owns securities issued by, and serves on the Board of Directors of, Alger Associates.

•  Charles F. Baird, Jr.—In addition to his tenure as a Board member of all of the Alger Fund Complex mutual funds (some since 2000), Mr. Baird has over 30 years experience as a business entrepreneur, primarily focusing on private equity securities. His extensive experience in the investment business provides in-depth knowledge of industry practices and standards.

•  Roger P. Cheever—Mr.Cheever has been the Chairman of the Board of all of the Alger Fund Complex mutual funds for over 4 years, and a has been a Board member of some since 2000. Mr. Cheever has over 30 years of experience in the development and management of non-profit entities.

•  Lester L. Colbert, Jr.—In addition to his tenure as a Board member of all of the Alger Fund Complex mutual funds (some since 1974), and his service on the Audit Committee of the Trust, Mr. Colbert also served as an officer and director of a private company for over 16 years. He also has over 20 years of experience as a private investor.

•  Stephen E. O’Neil—In addition to his tenure as a Board member of all of the Alger Fund Complex mutual funds (some since 1973), and his service as Chairman of the Audit Committee of the Trust, Mr. O’Neil has over 40 years experience as a lawyer and private investor.

•  David Rosenberg—In addition to his tenure as a Board member of all of the Alger Fund Complex mutual funds since 2007, Mr. Rosenberg has over 10 years of experience as a professor of business law.

•  Nathan E. Saint-Amand, M.D.—In addition to his tenure as a Board member of all of the Alger Fund Complex mutual funds (some since 1986), Dr. Saint-Amand has been a medical doctor for over 40 years and has served on the boards of several non-profit entities.

Name, (Age), Position
with		Officer
the Trust and Address(1)	Principal Occupations	Since
Officers(2)

Dan C. Chung (48) President	President, Chief Investment Officer and Director since 2001, and Chief Executive Officer since 2006, of Alger Management; President since 2003 of Alger Associates, Inc. (“Associates”), President since 2003 and Director since 2001 of Analysts Resources, Inc. (“Resources”); Formerly Trustee of the Trust from 2001 to 2007.	2001

Michael D. Martins (45) Treasurer	Senior Vice President of Alger Management; Assistant Treasurer since 2004.	2005

Hal Liebes (46) Secretary	Executive Vice President, Chief Legal Officer, Chief Operating Officer and Secretary of Alger Management; Director since 2006 of Resources.	2005

Lisa A. Moss (45) Assistant Secretary	Senior Vice President since 2009, and Vice President and Assistant General Counsel of Alger Management since June 2006. Formerly Director of Merrill Lynch Investment Managers, L.P. from 2005-2006.	2006

Anthony S. Caputo (55) Assistant Treasurer	Employed by Alger Management since 1986, currently serving as Vice President.	2007

Sergio M. Pavone (49) Assistant Treasurer	Employed by Alger Management since 2002, currently serving as Vice President.	2007

Barry J. Mullen (57) Chief Compliance Officer	Senior Vice President and Chief Compliance Officer of Alger Management since May 2006. Formerly Director of BlackRock, Inc. from 2004-2006.	2006

(1)                     The address of each officer is c/o Fred Alger Management, Inc., 111 Fifth Avenue, New York, NY 10003.

(2)                     Each officer’s term of office is one year. Each officer serves in the same capacity for the other funds in the Fund Complex.

No director, officer or employee of Alger Management or its affiliates receives any compensation from the Trust for serving as an officer of the Trust. Effective February 9, 2010, each Fund pays each Independent Trustee a fee of $750 for each meeting attended, to a maximum of $3,000 per annum, plus travel expenses incurred for attending the meeting. The Independent Trustee appointed as Chairman of the Board of Trustees receives an additional compensation of $15,000 per annum paid pro rata by each Fund in the Alger Fund Complex. Additionally, each Fund pays each member of the Audit Committee $75 for each meeting attended to a maximum of $300 per annum.

The Trustees and officers of the Trust are permitted to purchase shares of the Funds without the payment of any sales charge. Applicable sales charges are waived for these individuals because no selling effort by the Distributor, Alger Inc., is involved and in order to promote the alignment of such individuals’ economic interests with the Trust.

The Trust did not offer its Trustees any pension or retirement benefits during or prior to the fiscal year ended October 31, 2010. The following table provides compensation amounts paid to current Independent Trustees of the Trust for the fiscal year ended October 31, 2010.

COMPENSATION TABLE

		Total Compensation Paid to
	Aggregate Compensation	Trustees from
Name of Person, Position	from The Alger Funds	The Alger Fund Complex
Charles F. Baird, Jr.	$27,500	$74,250
Roger P. Cheever	$32,498	$88,000
Lester L. Colbert, Jr.	$30,250	$81,675
Stephen E. O’Neil	$30,250	$81,675
David Rosenberg	$27,500	$74,250
Nathan E. Saint-Amand	$30,250	$81,675

The following table shows each current Trustee’s beneficial ownership as of December 31, 2010, by dollar range, of equity securities of the Funds and of all of the funds in the Alger Fund Complex overseen by that Trustee. The ranges are as follows: A = none; B = $1–$10,000; C = $10,001–$50,000; D = $50,001–$100,000; E = $100,001–$250,000; F = $250,001–$500,000; G = over $500,000.

None of the Independent Trustees and none of their immediate family members owns any securities issued by Alger Management, Alger Inc., or any company (other than a registered investment company) controlling, controlled by or under common control with Alger Management or Alger Inc. The following table reflects Ms. Alger’s beneficial ownership of shares of the Funds, and of all Funds in the Alger Fund Complex overseen by Ms. Alger as a Trustee, that are owned by various entities that may be deemed to be controlled by Ms. Alger.

Equity Securities of Each Fund

Name of Trustee	Capital Appreciation	Large Cap Growth	Mid Cap Growth	SMid Cap Growth	Small Cap Growth	Growth Opportunities	Health Sciences	Growth & Income	Aggregate Equity Securities of Funds in lger Fund Complex Overseen by Trustee
Interested Trustees
Hilary M. Alger	A	A	A	G	E	G	A	A	G
Independent Trustees
Charles F. Baird, Jr.	A	A	A	A	A	A	A	A	A
Roger P. Cheever	A	A	A	A	A	A	A	A	E
Lester L. Colbert, Jr	A	C	A	A	A	A	A	A	D
Stephen E. O’Neil	A	A	A	A	A	A	A	A	A
David Rosenberg	A	A	A	A	A	A	A	A	A
Nathan E. Saint-Amand	A	A	A	E	A	A	A	A	E

Investment Manager

Alger Management has been in the business of providing investment advisory services since 1964 and, as of December 31, 2010, had approximately $10.2 billion in mutual fund assets under management as well as $5.1 billion in other assets. Alger Management is owned by Alger Associates, a financial services holding company. Alger Associates and, indirectly, Alger Management, are controlled by Hilary M. Alger, Nicole D. Alger and Alexandra D. Alger, each of whom owns approximately 33% of the voting rights of Alger Associates.

Alger Management serves as investment adviser to the Funds pursuant to a written agreement between the Trust, on behalf of the Funds, and Alger Management (the “Advisory Agreement”), and under the supervision of the Board of Trustees. The services provided by Alger Management under the Advisory Agreement include: making investment decisions for the Funds, placing orders to purchase and sell securities on behalf of the Funds, and selecting broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that Alger Inc. will serve as each Fund’s broker in effecting most of the Fund’s transactions on securities exchanges and will retain commissions in accordance with certain regulations of the SEC. Alger Management employs professional securities analysts who provide research services exclusively to the Funds and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser. Alger Management pays the salaries of all officers who are employed by both it and the Funds. Alger Management bears all expenses in connection with the performance of its services under the Advisory Agreement.

As compensation for its services, the Trust has agreed to pay the Manager an investment advisory fee, accrued daily and payable monthly, at the annual rates set forth below as a percentage of the average daily net asset value of the relevant Fund:

Advisory
Fund	Fee Rate
Capital Appreciation Fund	.81%
Large Cap Growth Fund	.71
Mid Cap Growth Fund	.76
SMid Cap Growth Fund	.81
Small Cap Growth Fund	.81
Growth Opportunities Fund	.85
Health Sciences Fund	.81
Growth & Income Fund	.585

Alger Management may recoup management fees it waives, but only from fees it collects in the same year.

During the fiscal years ended October 31, 2008, 2009 and 2010, Alger Management earned under the terms of the Advisory Agreement, $6,193,000, $4,368,000, and $6,509,000, respectively, in respect of Capital Appreciation Fund; $2,848,000, $1,623,000, and $2,048,000, respectively, in respect of Large Cap Growth Fund; $4,483,000, $2,133,000, and $2,459,000, respectively, in respect of Mid Cap Growth Fund; $3,985,000, $3,822,000, and $5,855,000, respectively, in respect of SMid Cap Growth Fund;

$3,708,000, $2,266,000, and $2,806,000, respectively, in respect of Small Cap Growth Fund; $21,000, $54,000, and $94,000, respectively, in respect of Growth Opportunities Fund; $2,635,000, $2,017,000, and $2,117,000, respectively, in respect of Health Sciences Fund; $631,000, $414,000, and $437,000, respectively, in respect of Growth & Income Fund.

Pursuant to a separate administration agreement between the Trust, on behalf of the Funds, and Alger Management (the “Administration Agreement”), Alger Management also provides administrative services to the Funds, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Funds; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of each Fund’s investment portfolio and the publication of the net asset value of each Fund’s shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Funds, including the Funds’ Custodian, Transfer Agent and printers; providing trading desk facilities for the Funds; and supervising compliance by the Funds with recordkeeping and periodic reporting requirements under the Act.

Alger Management’s administrative fee is .0275% of average daily net assets, and pursuant to an Accounting Agency Agreement between Brown Brothers Harriman & Co. (“BBH”) and the Funds, for a fee of 0.014% of the Funds’ average daily net assets for the first $5 billion in assets and 0.0125% for assets over $5 billion, BBH provides accounting and bookkeeping services and calculation of the net asset value of the Funds’ shares.

During the fiscal year ended October 31, 2010, Alger Management earned under the terms of the Administration Agreement, $221,000 with respect to Capital Appreciation Fund; $79,000 with respect to Large Cap Growth Fund; $89,000 with respect to Mid Cap Growth Fund; $199,000 with respect to SMid Cap Growth Fund; $95,000 with respect to Small Cap Growth Fund; $3,000 with respect to Growth Opportunities Fund; $72,000 with respect to Health Sciences Fund; and $17,000 with respect to Growth & Income Fund.

Description of Portfolio Manager Compensation Structure

An Alger portfolio manager’s compensation generally consists of salary and an annual bonus. In addition, portfolio managers are eligible for standard health and retirement benefits available to all Alger employees, including a 401(k) plan sponsored by Alger. A portfolio manager’s base salary is typically a function of the portfolio manager’s experience (with consideration given to type, investment style and size of investment portfolios previously managed), performance of his job responsibilities, and financial services industry peer comparisons. Base salary is generally a fixed amount that is subject to an annual review. The annual bonus is variable from year to year, and considers various factors, including:

•                             the firm’s overall financial results and profitability;

•                             the firm’s overall investment management performance;

•                             current year’s and prior years’ pre-tax investment performance (both relative and absolute) of the portfolios for which the individual is responsible, based on the benchmark of each such portfolio; and

•                             the individual’s leadership contribution within the firm.

While the benchmarks and peer groups used in determining a portfolio manager’s compensation may change from time to time, Alger Management may refer to benchmarks, such as those provided by Russell Investments and Standard & Poor’s, and peer groups, such as those provided by Lipper Inc. and Morningstar Inc., that are widely-recognized by the investment industry.

Other Accounts Managed by Portfolio Managers

The numbers and assets (1,000,000s) of other accounts managed by the portfolio managers of the Funds as of December 31, 2010 are as follows. No account’s advisory fee is based on the performance of the account.

	Registered		Other Pooled
	Investment		Investment		Other
	Companies		Vehicles		Accounts
Dan C. Chung*	11	($1,552.9)	4	($51.6)	13	($880.0)
Ankur Crawford, Ph.D.	2	($988.2)	1	($21.8)		—
David Farhadi, M.D.		—		—		—
Jill Greenwald	6	($2,767.8)	1	($14.1)	30	($1,644.0)
Maria Liotta	2	($988.2)	1	($21.8)		—
Patrick Kelly*	5	($2,484.9)	3	($669.6)	38	($1,922.4)
Andrew Silverberg	4	($536.2)	1	($14.9)		—
Steve Thumm	1	($119.8)		—	1	($1.9)
Michael Young	2	($988.2)	1	($21.8)		—

*The portfolio manager also manages Alger Dynamic Return Fund, a hedge fund included as a pooled investment vehicle.  The advisory fee of Alger Dynamic Return Fund is based on the performance of the account, which had assets of $8.3 million as of December 31, 2010.

Securities Owned by the Portfolio Managers

The following table shows each current portfolio manager’s beneficial interest as of December 31, 2010, by dollar range, in the shares of the Fund(s) that he or she manages. The ranges are as follows: A = none; B = $1–$10,000; C = $10,001–$50,000; D = $50,001–$100,000; E = $100,001–$250,000; F = $250,001–$500,000; G = $500,001–$1,000,000; H = over $1,000,000.

Portfolio Manager	Fund	Range
Dan C. Chung	Mid Cap Growth	F
	Large Cap Growth	F
	SMid Cap Growth	A
	Health Sciences	E
	Growth & Income	A

Ankur Crawford, Ph.D.	Mid Cap Growth	A

David Farhadi, M.D.	Health Sciences	C

Jill Greenwald	Growth Opportunities	D
	Small Cap Growth	F*
	SMid Cap Growth	E

Maria Liotta	Health Sciences	A
	Mid Cap Growth	A

Patrick Kelly	Capital Appreciation	E*

Andrew Silverberg	Large Cap Growth Growth & Income	D* A

Steve Thumm	Growth & Income	A

Michael Young	Mid Cap Growth	B*

*      A portion of these amounts represents unvested shares held in a deferred compensation plan sponsored by the Manager that the portfolio manager participates in.

Distributor

Alger Inc., an affiliate of Alger Management, serves as the Funds’ principal underwriter, or distributor, and receives payments from the Funds under the Plans (see “Purchases—Distribution Plans”). It also receives brokerage commissions from the Trust (see “Investment Strategies and Policies—Fund Transactions”). During the Trust’s fiscal year ended October 31, 2010, Alger Inc. retained approximately $352,673 in CDSCs and $24,798 in initial sales charges.

From time to time Alger Inc., at its expense from its own resources, may compensate brokers, dealers, investment advisers or others (“financial intermediaries”) who are instrumental in effecting investments by their clients or customers in the Trust, in an amount up to 1% of the value of those investments. Alger Inc. may also from time to time, at its expense from its own resources, make payments to other financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges ). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of Trust assets or 0.50% annually of Trust sales attributable to that financial intermediary. Alger Inc. determines whether to make any additional cash payments and the amount of any such payments in response to requests from financial intermediaries, based on factors Alger Inc. deems relevant. Factors considered by Alger, Inc. generally include the financial intermediary’s reputation, ability to attract and retain assets for the Trust, expertise in distributing a particular class of shares of the Trust, entry into target markets, and/or quality of service.

Financial intermediaries with whom Alger Inc. has its most significant arrangements to make additional cash compensation payments are ADP, American Enterprise Investment, Charles Schwab, Citistreet Retirement Services, First Clearing LLC,  GWFS, Hartford, ING, LPL Financial Corporation, Merrill Lynch, M&I Brokerage Services Inc., MML Investors Services Inc., Morgan Stanley, National Financial Services, Nationwide Investment Services Corp., Pershing, Princor Financial, Prudential, UBS and Wachovia. In addition, Alger, Inc. may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of Alger Inc. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of a Fund or the amount of proceeds received by a Fund on the sale of shares.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP serves as the Trust’s independent registered public accounting firm.

CODE OF ETHICS

Alger Management personnel (“Access Persons”) are permitted to engage in personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to the restrictions and procedures of the Trust’s Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must pre-clear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Trust’s Code of Ethics by calling the Trust toll-free at (800) 992-3863.

TAXES

The following is a summary of selected federal income tax considerations that may affect the Funds and their shareholders. The summary is not intended to substitute for individual tax advice and investors are urged to consult their own tax advisers as to the federal, state and local tax consequences of investing in the Funds.

Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). If qualified as a regulated investment company, a Fund will pay no federal income taxes on its taxable net investment income (that is, taxable income other than net realized capital gains) and its net realized capital gains that are distributed to shareholders. To qualify under Subchapter M, a Fund must, among other things: (1) distribute to its shareholders at least 90% of its taxable net investment income and net realized short-term capital gains; (2) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities, or other income (including, but not limited to, gains from options, futures and forward contracts) derived with respect to the Fund’s business of investing in securities; and (3) diversify its holdings so that, at the end of each fiscal quarter of the Fund (a) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. Government securities and other securities, with those other securities limited, with respect to any one issuer, to an amount no greater in value than 5% of the Fund’s total assets and to not more than 10% of the outstanding voting securities of the issuer, and (b) not more than 25% of the market value of the Fund’s assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are determined to be in the same or similar trades or businesses or related trades or businesses. In meeting these requirements, a Fund may be restricted in the utilization of certain of the investment techniques described above and in the Funds’ prospectus. As a regulated investment company, each Fund is subject to a non-deductible excise tax of 4% with respect to certain undistributed amounts of income and capital gains during the calendar year. The Trust expects each Fund to make additional distributions or change the timing of its distributions so as to avoid the application of this tax. Although the Trust expects each Fund to make such distributions as are necessary to avoid the application of this tax, certain of such distributions, if made in January, might be included in the taxable income of shareholders in the year ended in the previous December.

Payments reflecting the dividend income of a Fund will not qualify for the dividends-received deduction for corporations if the Fund sells the underlying stock before satisfying a 46-day holding period requirement (91 days for certain preferred stock). Dividends-received deductions will be allowed to a corporate shareholder only if similar holding period requirements with respect to shares of the Fund have been met. None of the dividends paid by Money Market Fund will be eligible for the dividends-received deduction.

In general, any gain or loss on the redemption or exchange of Fund shares will be long-term capital gain or loss if held by the shareholder for more than one year, and will be short-term capital gain or loss if held for one year or less. However, if a shareholder receives a distribution taxable as long-term capital gain with respect to Fund shares, and redeems or exchanges the shares before holding them for more than six months, any loss on the redemption or exchange up to the amount of the distribution will be treated as a long-term capital loss.

Dividends of a Fund’s net investment income and distributions of its short-term capital gains will generally be taxable as ordinary income. Distributions of long-term capital gains will be taxable as such at the appropriate rate, regardless of the length of time you have held shares of the Fund.

If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Fund’s gross income as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings and shareholders may receive dividends in an earlier year than would otherwise be the case.

Investors considering buying shares of a Fund just prior to a record date for a taxable dividend or capital gain distribution should be aware that, regardless of whether the price of the Fund shares to be purchased reflects the amount of the forthcoming dividend or distribution payment, any such payment will be a taxable dividend or distribution payment.

If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, then the shareholder may be subject to a 28 percent “backup withholding tax” with respect to (i) any taxable dividends and distributions and (ii) any proceeds of any redemption of Fund shares. An individual’s taxpayer identification number is his or her social security number. The 28 percent backup withholding tax is not an additional tax and may be credited against a shareholder’s regular federal income tax liability.

Shortly after the close of each calendar year, you will receive a statement setting forth the dollar amounts of dividends and any distributions for the prior calendar year and the tax status of the dividends and distributions for federal income tax purposes. You should consult your tax adviser to assess the federal, state and local tax consequences of investing in each Fund. This discussion is not intended to address the tax consequences of an investment by a nonresident alien.

DIVIDENDS

Each share class will be treated separately in determining the amounts of dividends or investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested at net asset value on the payment date in additional shares of the class that paid the dividend or distribution at net asset value, unless you elected to have all dividends and distributions paid in cash or reinvested at net asset value into the same class of shares of another identically registered Alger Fund account you have established. In addition, accounts whose dividend/distribution checks have been returned as undeliverable shall reinvest that dividend/distribution at the net asset value next determined after the Transfer Agent receives the undelivered check. Furthermore, all future dividend/distribution checks shall be reinvested automatically at net asset value on the payment date until a written request for reinstatement of cash distribution and a valid mailing address are provided by the shareholder(s). Shares purchased through reinvestment of dividends and distributions are not subject to a CDSC or front-end sales charge except as described above. With respect to each Fund other than Growth & Income Fund, any dividends are declared and paid annually. Effective April 1, 2011, Growth & Income Fund will declare and pay dividends from net investment income quarterly. Distributions of any net realized short-term and long-term capital gains earned by a Fund usually will be made annually after the close of the fiscal year in which the gains are earned.

The classes of a Fund may have different dividend and distribution rates. Class A and Class I dividends generally will be greater than those of Class B and Class C due to the higher Rule 12b-1 fees associated with Class B and Class C Shares. Class Z dividends will generally be greater due to the absence of Rule 12b-1 fees. However, dividends paid to each class of shares in a Fund will be declared and paid at the same time and will be determined in the same manner as those paid to each other class.

CUSTODIAN AND TRANSFER AGENT

Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109 serves as custodian for the Trust pursuant to a custodian agreement under which it holds the Funds’ assets. State Street Bank and Trust Company serves as transfer agent for the Funds pursuant to a transfer agency agreement with transfer agent services provided by State Street’s affiliate, Boston Financial Data Services, Inc. (“Boston Financial”). Under the transfer agency Agreement, Boston Financial processes purchases and redemptions of shares of the Funds, maintains the shareholder account records for each Fund, handles certain communications between shareholders and the Trust, and distributes any dividends and distributions payable by the Funds. The Trust, Alger Inc. (or its affiliates) and non-affiliated third-party service providers may enter into agreements for recordkeeping services.

Pursuant to the transfer agency agreement, Boston Financial is compensated on a per-account or asset-based basis and, for certain transactions, a per-transaction basis. The Trust has entered into a Shareholder Administrative Services Agreement with Alger Management to act as a liason and to provide administrative oversight of Boston Financial and related services. Alger Management is paid on a per account or asset-based basis for these services. During the fiscal year ended October 31, 2010, the Funds paid to Alger Management under the Shareholder Administrative Services Agreement, $175,151 with respect to Capital Appreciation Fund; $79,794 with respect to Large Cap Growth Fund; $81,021 with respect to Mid Cap Growth Fund; $124,715 with respect to SMid Cap Growth Fund; $103,976 with respect to Small Cap Growth Fund; $1,975 with respect to Growth Opportunities Fund; $50,600 with respect to Health Sciences Fund; and $20,225 with respect to Growth & Income Fund.

CERTAIN SHAREHOLDERS

The following table contains information regarding persons who own of record five percent or more of any class of the shares of any Fund. All holdings are expressed as a percentage of a class of a Fund’s outstanding shares as of January 31, 2011. Unless otherwise indicated, the Fund has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. Trustees and officers of the Trust as a group directly own less than 1% of each class of each Fund.

Small Cap Growth Fund – Class A

MLPF&S For the Sole Benefit	7.63%
Of Its Customers
ATTN: Fund Administration 97RM2
4800 Deer Lake Dr. E. 2nd Floor
Jacksonville, FL 32246-6484

Small Cap Growth Fund – Class B

Wuerttembergische Lebensvers. AG	34.82%*
C/O W&W Asset Management ABT
RMA
IM Tambour 1
D-71638 Ludwigsburg

Small Cap Growth Fund – Class C

MLPF&S For the Sole Benefit	21.94%
Of Its Customers
ATTN: Fund Administration 97RM2
4800 Deer Lake Dr. E. 2nd Floor
Jacksonville, FL 32246-6484

Wells Fargo Advisors	11.73%
Special Custody Account for the
Exclusive Benefit of
Customers
2801 Market St
Saint Louis, MO 63103-2523

Small Cap Growth Fund – Class Z

Fred Alger Management, Inc.	100	%*
Harborside Financial Center
600 Plaza One
Jersey City, New Jersey 07311-4041

Large Cap Growth Fund – Class A

MLPF&S For the Sole Benefit	7.24%
Of Its Customers
ATTN: Fund Administration 97RM2
4800 Deer Lake Dr. E. 2nd Floor
Jacksonville, FL 32246-6484

Wuerttembergische Lebensvers. AG	10.57%
C/O W&W Asset Management ABT
RMA
IM Tambour 1
D-71638 Ludwigsburg

Large Cap Growth Fund – Class B

Wuerttembergische Lebensvers. AG	78.09	%*
C/O W&W Asset Management ABT
RMA
IM Tambour 1
D-71638 Ludwigsburg

Large Cap Growth Fund – Class C

MLPF&S For the Sole Benefit	33.63	%*
Of Its Customers
ATTN: Fund Administration 97RM2
4800 Deer Lake Dr. E. 2nd Floor
Jacksonville, FL 32246-6484

Charles Schwab & Co., Inc.	15.95%
Special Custody Acct FBO Customers
ATTN: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4151

Large Cap Growth Fund – Class Z

Fred Alger Management, Inc.	100	%*
Harborside Financial Center
600 Plaza One
Jersey City, New Jersey 07311-4041

Mid Cap Growth Fund – Class A

MLPF&S For the Sole Benefit	15.50%
Of Its Customers
ATTN: Fund Administration 97RM2
4800 Deer Lake Dr. E. 2nd Floor
Jacksonville, FL 32246-6484

Mid Cap Growth Fund – Class B

Wuerttembergische Lebensvers. AG	49.22%*
C/O W&W Asset Management ABT
RMA
IM Tambour 1
D-71638 Ludwigsburg

MLPF&S For the Sole Benefit	9.30%
Of Its Customers
ATTN: Fund Administration 97RM2
4800 Deer Lake Dr. E. 2nd Floor
Jacksonville, FL 32246-6484

Mid Cap Growth Fund – Class C

MLPF&S For the Sole Benefit	42.27%*
Of Its Customers
ATTN: Fund Administration 97RM2
4800 Deer Lake Dr. E. 2nd Floor
Jacksonville, FL 32246-6484

Wells Fargo Advisors	9.02%
Special Custody Account for the
Exclusive Benefit of Customers
2801 Market Street
Saint Louis, MO 63103-2523

Capital Appreciation Fund – Class A

MLPF&S For the Sole Benefit	18.80%
Of Its Customers
ATTN: Fund Administration 97RM2
4800 Deer Lake Dr. E. 2nd Floor
Jacksonville, FL 32246-6484

Taynik and Co.	5.36%
C/O State Street Bank and Trust
200 Clarendon Street FPG 090
Boston, MA 02116

Capital Appreciation Fund – Class B

MLPF&S For the Sole Benefit	11.20%
Of Its Customers
ATTN: Fund Administration 97RM2
4800 Deer Lake Dr. E. 2nd Floor
Jacksonville, FL 32246-6484

Wells Fargo Advisors	6.48%
Special Custody Account for the
Exclusive Benefit of Customers
2801 Market Street
Saint Louis, MO 63103-2523

Capital Appreciation Fund – Class C

MLPF&S For the Sole Benefit	33.45%*
Of Its Customers
ATTN: Fund Administration 97RM2
4800 Deer Lake Dr. E. 2nd Floor
Jacksonville, FL 32246-6484

Wells Fargo Advisors	10.36%
Special Custody Account for the
Exclusive Benefit of Customers
2801 Market Street
Saint Louis, MO 63103-2523

Capital Appreciation Fund – Class Z

Fred Alger Management, Inc.	100%*
Harborside Financial Center
600 Plaza One
Jersey City, New Jersey 07311-4041

Growth & Income Fund – Class A

MLPF&S For the Sole Benefit	18.52%
Of Its Customers
ATTN: Fund Administration 97RM2
4800 Deer Lake Dr. E. 2nd Floor
Jacksonville, FL 32246-6484

Growth & Income Fund – Class B

MLPF&S For the Sole Benefit	8.94%
Of Its Customers
ATTN: Fund Administration 97RM2
4800 Deer Lake Dr. E. 2nd Floor
Jacksonville, FL 32246-6484

Wells Fargo Advisors	6.60%
Special Custody Account for the
Exclusive Benefit of Customers
2801 Market Street
Saint Louis, MO 63103-2523

Growth & Income Fund – Class C

MLPF&S For the Sole Benefit	20.46%
Of Its Customers
ATTN: Fund Administration 97RM2
4800 Deer Lake Dr. E. 2nd Floor
Jacksonville, FL 32246-6484

Wells Fargo Advisors	6.07%
Special Custody Account for the
Exclusive Benefit of Customers
2801 Market Street
Saint Louis, MO 63103-2523

Health Sciences Fund – Class A

Minnesota Life	18.71%
400 Robert St. North AG-4105
Saint Paul, MN 55101-2037

MLPF&S For the Sole Benefit	11.32%
Of Its Customers
ATTN: Fund Administration 97RM2
4800 Deer Lake Dr. E. 2nd Floor
Jacksonville, FL 32246-6484

Health Sciences Fund – Class B

MLPF&S For the Sole Benefit	23.14%
Of Its Customers
ATTN: Fund Administration 97RM2
4800 Deer Lake Dr. E. 2nd Floor
Jacksonville, FL 32246-6484

Wells Fargo Advisors	11.81%
Special Custody Account for the
Exclusive Benefit of Customers
2801 Market Street
Saint Louis, MO 63103-2523

Health Sciences Fund – Class C

MLPF&S For the Sole Benefit	34.14%*
Of Its Customers
ATTN: Fund Administration 97RM2
4800 Deer Lake Dr. E. 2nd Floor
Jacksonville, FL 32246-6484

Wells Fargo Advisors	30.91%*
Special Custody Account for the
Exclusive Benefit of Customers
2801 Market Street
Saint Louis, MO 63103-2523

SMid Cap Growth Fund – Class A

Wells Fargo Advisors	28.83%*
Special Custody Account for the
Exclusive Benefit of Customers
2801 Market Street
Saint Louis, MO 63103-2523

MLPF&S For the Sole Benefit	6.74%
Of Its Customers
ATTN: Fund Administration 97RM2
4800 Deer Lake Drive E. 2nd Floor
Jacksonville, FL 32246-6484

SMid Cap Growth Fund – Class B

MLPF&S For the Sole Benefit	26.78%*
Of Its Customers
ATTN: Fund Administration 97RM2
4800 Deer Lake Dr. E. 2nd Floor
Jacksonville, FL 32246-6484

Wells Fargo Advisors	16.91%
Special Custody Account for the
Exclusive Benefit of Customers
2801 Market Street
Saint Louis, MO 63103-2523

SMid Cap Growth Fund – Class C

MLPF&S For the Sole Benefit	23.87%
Of Its Customers
ATTN: Fund Administration 97RM2
4800 Deer Lake Dr. E. 2nd Floor
Jacksonville, FL 32246-6484

Wells Fargo Advisors	18.15%
Special Custody Account for the
Exclusive Benefit of Customers
2801 Market Street
Saint Louis, MO 63103-2523

SMid Cap Growth Fund – Class I

NFS LLC FEBO	11.14%
FIIOC as Agent for
Qualified Employee Benefit Plans (401K)
Finops – IC Funds
100 Magellan Way KW1C
Covington, KY 41015-1987

MLPF&S For the Sole Benefit	6.21%
Of Its Customers
ATTN: Fund Administration 97RM2
4800 Deer Lake Dr. E. 2nd Floor
Jacksonville, FL 32246-6484

Edward D. Jones & Co.	22.20%
ATTN: Mutual Fund
Shareholder Accounting
201 Progress Parkway
Maryland Heights, MO 63043

Charles Schwab & Co., Inc.	21.34%
ATTN: Mutual Fund Ops
101 Montgomery St.
San Francisco, CA 94104

SMid Cap Growth Fund – Class Z

The Northern Trust Corporation Agent	50.51%*
FBO Stranahan Foundation
PO BOX 92956
Chicago, IL 60675-2956

Wells Fargo Bank NA FBO	33.55%*
ID Plumbers & Pipefitters - Mut Fnd
PO BOX 1533
Minneapolis, MN 55480-1533

Maryville University Of Saint Louis	15.93%
650 Maryville University Dr
Saint Louis, MO 63141-7299

Growth Opportunities Fund – Class A

MLPF&S For the Sole Benefit of	23.67%
Its Customers.
Attn: Fund Administration 97RM2
4800 Deer Lake Dr. E., 2nd Floor
Jacksonville, FL 32246-6484

LPL Financial	15.38%
FBO Customer Account
ATTN: Mutual Funds Operations
PO Box 509046
San Diego, CA 92150-9046

Wells Fargo Advisors	14.42%
Special Custody Account for the
Exclusive Benefit of Customers
2801 Market Street
Saint Louis, MO 63103-2523

Growth Opportunities Fund – Class C

Wells Fargo Advisors	27.34%*
Special Custody Account for the
Exclusive Benefit of Customers
2801 Market Street
Saint Louis, MO 63103-2523

MLPF&S For the Sole Benefit of	11.63%
Its Customers.
Attn: Fund Administration 97RM2
4800 Deer Lake Dr. E. 2nd Floor
Jacksonville, FL 32246-6484

Growth Opportunities Fund – Class I

Fred Alger Management, Inc.	65.88%*
Harborside Financial Center
600 Plaza One
Jersey City, NJ 07311-4041

MLPF&S For the Sole Benefit of	24.33%
Its Customers.
Attn: Fund Administration 97RM2
4800 Deer Lake Dr. E., 2nd Floor
Jacksonville, FL 32246-6484

Charles Schwab & Co., Inc.	5.34%
ATTN: Mutual Fund Ops
101 Montgomery St.
San Francisco, CA 94104

Growth Opportunities Fund – Class Z

Fred Alger Management, Inc.	100%*
Harborside Financial Center
600 Plaza One
Jersey City, New Jersey 07311-4041

* A shareholder who owns more than 25% of the voting securities of a Fund is deemed to “control” the Fund under the Act, and may heavily influence a shareholder vote.

ORGANIZATION

The Trust has been organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated March 20, 1986 (the “Trust Agreement”). Alger Money Market Portfolio commenced operation on November 11, 1986 and was terminated on February 28, 2011.  Alger Small Capitalization Portfolio and Alger Growth Portfolio commenced operations on November 11, 1986. On September 29, 2000, Alger Growth Portfolio was renamed Alger LargeCap Growth Portfolio. Alger Balanced Portfolio commenced operations on June 1, 1992, and became Alger Growth & Income Fund on March 1, 2011. Alger MidCap Growth Portfolio commenced operations on May 24, 1993 and Alger Capital Appreciation Portfolio commenced operations on November 1, 1993. Alger Health Sciences Portfolio commenced operations on May 1, 2002. Alger SmallCap and Mid-Cap Growth Portfolio commenced operations on May 8, 2002, and changed its name to Alger SMidCap Growth Portfolio on July 1, 2008.  Alger Growth Opportunities Fund commenced operations on March 3, 2008. Alger Convertible Fund commenced operations on January 9, 2009 and was terminated on February 28, 2011.  On March 1, 2010, spaces were added to the names of Alger Large Cap Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, and Alger Small Cap Growth Fund.  The word “Alger” in the Trust’s name has been adopted pursuant to a provision contained in the Trust Agreement. Under that provision, Alger Management may terminate the Trust’s license to use the word “Alger” in its name when Alger Management ceases to act as the Trust’s investment manager. On December 31, 1996, Class A Shares were added to all portfolios of the Trust. Class A shares have an initial sales charge. The previously existing shares in those portfolios, subject to a CDSC, were designated Class B Shares on that date. Class C Shares, which are subject to a CDSC, were created on August 1, 1997. On February 24, 2004, the names of the Trust and its portfolios were changed to their current names.

The Class A, B, C, I and Z Shares differ in that: (a) each class has a different class designation; (b) the Class A Shares are subject to initial sales charges; (c) the Class B and Class C Shares are subject to CDSCs, and certain Class A Shares may also be subject to a CDSC; (d) each of Class A, B, C and I Shares are subject to different distribution and/or service fees under the Plans; (e) Class Z Shares are not subject to distribution and/or service fees; (f) to the extent that one class alone is affected by a matter submitted to a vote of the shareholders, then only that class has voting power on the matter; and (g) the exchange privileges and conversion rights of each class differ from those of the others.

Although, as a Massachusetts business trust, the Trust is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Trust’s Declaration of Trust.

Meetings of shareholders normally will not be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Under the Act, shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Trust Agreement, the Trustees are required to call a meeting of shareholders for the purpose of voting on the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10 percent of the Trust’s outstanding shares.

Shares do not have cumulative voting rights, which means that holders of more than 50 percent of the shares voting for the election of Trustees can elect all Trustees. Shares have equal voting rights, which cannot be adversely modified other than by majority vote. Shares are transferable but have no preemptive, conversion or subscription rights, except that Class C Shares purchased prior to August 1, 2000 and all Class B Shares automatically convert to Class A Shares after specified periods. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants, and by class within a Fund on matters in which the interests of one class differ from those of another; see also item (e) in the preceding paragraph. Physical share certificates are not issued for shares of the Fund.

Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Trust Agreement provides for indemnification from the Trust’s property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder’s incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote.

Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

The Funds are classified as “diversified” investment companies under the Act. A “diversified” investment company is required, with respect to 75% of its assets, to limit its investment in any one issuer (other than the U.S. government) to no more than 5% of the investment company’s total assets. The Funds intended to continue to qualify as a “regulated investment companies” under the Internal Revenue Code; one of the requirements for such qualification is a quarterly diversification test, applicable to 50% (rather than 75%) of the Fund’s assets, similar to the requirement stated above.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees of The Alger Funds has delegated authority to vote all proxies related to the Funds’ portfolio securities to Alger Management, the Funds’ investment manager. Alger Management, an investment adviser registered under the Investment Advisers Act of 1940, as amended, maintains discretionary authority over client accounts, including the Funds, and is responsible for voting proxies of all foreign and domestic securities held in the Funds. Management views the responsibility its clients have entrusted to it seriously and has adopted and implemented written policies and procedures designed to ensure that proxies are voted in the best interests of its clients.

Alger Management delegates its proxy voting authority for all foreign and domestic securities held in the Funds to RiskMetrics Group (“RMG”), a leading proxy voting service provider and registered investment adviser. RMG votes proxies strictly in accordance with pre-determined proxy voting guidelines in order to minimize conflicts of interest. The predetermined proxy voting guidelines, which are summarized below, address matters such as operations, board of directors, proxy contests, anti-takeover defenses, mergers and corporate restructuring, state of incorporation, capital structure, executive and director compensation, social and environmental issues and mutual fund proxies. RMG will recuse itself from voting proxies should it have a material conflict of interest with the company whose proxies are at issue. Alger Management monitors RMG’s proxy voting policies and procedures on a quarterly basis to ensure that the proxies are voted in the best interests of the applicable Fund.

Alger Management maintains records of its proxy voting policies and procedures. Alger Management or RMG, on Management’s behalf, maintains proxy statements received regarding securities held by the Funds; records of votes cast on behalf of each Fund; records of requests for proxy voting information; and any documents prepared that were material to making a voting decision.

No later than August 31st each year, the Funds’ proxy voting record for the most recent 12 months ended June 30th will be available upon request by calling (800) 992-3863 and/on the Funds’ website and on the Securities and Exchange Commission’s website at http://www.sec.gov.

The following is a summary of the pre-determined voting guidelines used by Alger Management or RMG, on Alger Management’s behalf, to vote proxies of securities held by the Funds.

Operational Issues

Vote FOR proposals to ratify auditors, unless an auditor has a financial interest in the company, fees for non-audit services are excessive or there is reason to believe that the auditor’s opinion is inaccurate.

Board of Directors

Votes on director nominees in uncontested elections are made on a CASE-BY-CASE basis, examining such factors as the independence of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity.

Proxy Contests

Votes in a contested election of directors are evaluated on a CASE-BY-CASE basis considering such factors as the management’s track record, qualifications of director nominees and an evaluation of what each side is offering shareholders.

Anti-Takeover Defenses

Vote FOR shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

Mergers and Corporate Restructurings

Vote on a CASE-BY-CASE basis on mergers and corporate restructurings based on factors such as financial issues and terms of the offer.

State of Incorporation

Proposals for changing a company’s state of incorporation are evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating.

Capital Structure

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights; Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being de-listed.

Executive and Director Compensation

Votes are determined on a CASE-BY-CASE basis analyzing the estimated dollar cost for the proposed plan.

Social and Environmental Issues

Votes are determined on a CASE-BY-CASE basis, with a focus on how the proposal will enhance the economic value of the company.

Mutual Fund Proxies

Votes to elect directors are determined on a CASE-BY-CASE basis, considering factors such as board structure and director independence and qualifications.

FINANCIAL STATEMENTS

The Trust’s audited financial statements for the year ended October 31, 2010 are contained in its Annual Report to Shareholders for that period and are hereby incorporated by reference. Copies of the Annual Report to Shareholders may be obtained by telephoning (800) 992-3863.

POTENTIAL CONFLICTS OF INTEREST

Information in the following discussion relating to the business, practices, policies and rights of Alger Management and its affiliates has been provided by Alger Management.

Summary

Alger Management and its affiliates include a broker-dealer, asset management and other related financial services organizations. As such, it acts as an investor, investment manager, and investment adviser, and has other direct and indirect interests in the equity markets in which the Funds directly and indirectly invest. As a result, Alger Management, and its affiliates, directors, partners, trustees, managers, members, officers and employees (collectively for purposes of this “Potential Conflicts of Interest” section, “Alger”), including those who may be involved in the management, sales, investment activities, business operations or distribution of the Funds, are engaged in businesses and have interests other than that of managing the Funds. The Funds will not be entitled to compensation related to such businesses. These activities and interests include multiple potential advisory, financial and other interests in securities, instruments and companies that may be directly or indirectly purchased or sold by the Funds and their service providers. These are considerations of which shareholders should be aware, and which may cause conflicts that could disadvantage the Funds.

As a registered investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), Alger Management is required to file and maintain a registration statement on Form ADV with the SEC. Form ADV contains information about assets under management, types of fee arrangements, types of investments, potential conflicts of interest, and other relevant information regarding Alger Management. A copy of Part 1 of Alger Management’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov).

Potential Conflicts Relating to Portfolio Decisions, the Sale of Fund Shares and the Allocation of Investment Opportunities

Alger’s Other Activities May Have an Impact on the Funds

Alger Management makes decisions for the Funds in accordance with its obligations as investment adviser of the Funds. However, Alger’s other activities may have a negative effect on the Funds. As a result of the various activities and interests of Alger described above, it is possible that the Funds will have business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Alger performs or seeks to perform services. It is also likely that the Funds will undertake transactions in securities in which Alger has direct or indirect interests. In addition, while Alger Management will make decisions for the Funds in accordance with its obligations to manage the Funds appropriately, the fees, allocations, compensation and other benefits to Alger (including benefits relating to business relationships of Alger) arising from those decisions may be greater as a result of certain portfolio, investment, service provider or other decisions made by Alger Management for the Funds than they would have been had other decisions been made which also might have been appropriate for the Funds. For example, Alger Management may make the decision to have Alger or an affiliate thereof provide administrative or other services to a Fund instead of hiring an unaffiliated administrator or other service provider, provided that such engagement is on market terms, as determined by the Fund or the Fund’s Board in its discretion.

Alger conducts broker-dealer and other activities. This business may give Alger access to the current status of certain markets, investments and funds. As a result of these activities and the access and knowledge arising from those activities, parts of Alger may be in possession of information in respect of markets, investments and funds, which, if known to Alger Management, might cause Alger Management to seek to dispose of, retain or increase interests in investments held by the Funds or acquire certain positions on behalf of the Funds. Alger disclaims any duty to make any such information available to Alger Management or in particular the personnel of Alger Management making investment decisions on behalf of the Funds.

Alger’s or Intermediaries’ Financial and Other Interests and Relationships May Incentivize Alger or Intermediaries to Promote the Sale of Certain Fund Shares

Alger, its personnel and other financial service providers, have interests in promoting sales of shares of the Funds. With respect to both Alger and its personnel, the remuneration and profitability relating to services to and sales of shares of certain Funds or other products may be greater than the remuneration and profitability relating to services to and sales of other Funds that might be provided or offered.

Conflicts may arise in relation to sales-related incentives. Alger and its sales personnel may directly or indirectly receive a portion of the fees and commissions charged to a Fund or its shareholders. Alger and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher than for some products or services, and the remuneration and profitability to Alger and such personnel resulting from transactions on behalf of or management of the Funds may be greater than the remuneration and profitability resulting from other funds or products.

Conflicts may arise in relation to sales-related incentives. Alger and its personnel may receive greater compensation or greater profit in connection with certain Funds than with other Funds. Differentials in compensation may be related to the fact that Alger may pay a portion of its advisory fee to an unaffiliated investment adviser, or to other compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of Alger and its personnel to recommend certain Funds over other Funds.

Alger may also have relationships with, and purchase, or distribute or sell, services or products from or to, distributors, consultants and others who recommend the Funds, or who engage in transactions with or for the Funds. For example, Alger regularly participates in industry and consultant sponsored conferences and may purchase educational, data related or other services from consultants or other third parties that it deems to be of value to its personnel and its business. The products and services purchased from consultants may include, but are not limited to, those that help Alger understand the consultant’s points of view on the investment management process. Consultants and other parties that provide consulting or other services or provide service platforms for employee benefit plans to potential investors in the Funds may receive fees from Alger or the Funds in connection with the distribution of shares in the Funds or other Alger products. For example, Alger may enter into revenue or fee sharing arrangements with consultants, service providers, and other intermediaries relating to investments in mutual funds, or other products or services offered or managed by Alger Management. Alger may also pay a fee for membership in industry-wide or state and municipal organizations or otherwise help sponsor conferences and educational forums for investment industry participants including, but not limited to, trustees, fiduciaries, consultants, administrators, state and municipal personnel and other clients. Alger’s membership in such organizations allows Alger to participate in these conferences and educational forums and helps Alger interact with conference participants and to develop an understanding of the points of view and challenges of the conference participants. In addition, Alger’s personnel, including employees of Alger, may have board, advisory, brokerage or other relationships with issuers, distributors, consultants and others that may have investments in the Funds or that may recommend investments in the Funds or distribute the Funds. In addition, Alger, including Alger Management, may make charitable contributions to institutions, including those that have relationships with clients or personnel of clients. Personnel of Alger may also make political contributions. As a result of the relationships and arrangements described in this paragraph, consultants, distributors and other parties may have conflicts associated with their promotion of the Funds or other dealings with the Funds that create incentives for them to promote the Funds or certain portfolio transactions.

To the extent permitted by applicable law, Alger or the Funds may make payments to authorized dealers and other financial intermediaries (“Intermediaries”) from time to time to promote current or future accounts or funds managed or advised by Alger (including Alger Management) or in which Alger (including Alger Management) or its personnel have interests (collectively, the “Client/Alger Accounts”), the Funds and other products. In addition to placement fees, sales loads or similar distribution charges, payments may be made out of Alger’s assets, or amounts payable to Alger rather than a separately identified charge to the Funds, Client/Alger Accounts or other products. Such payments may compensate Intermediaries for, among other things: marketing the Funds, Client/Alger Accounts and other products (which may consist of payments resulting in or relating to the inclusion of the Funds Client/Alger Accounts and other products on preferred or recommended fund lists or in certain sales programs from time to time sponsored by the Intermediaries); access to the Intermediaries’ registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; fees for directing investors to the Funds, Client/Alger Accounts and other products; “finders fees” or “referral fees” or other fees for providing assistance in promoting the Funds, Client/Alger Accounts and other products (which may include promotions in communications with the Intermediaries’ customers, registered representatives and salespersons); and/or other specified services intended to assist in the distribution and marketing of the Funds, Client/Alger Accounts and other products. Such payments may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of interests sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote certain products, as well as sponsor various educational programs, sales contests and/or promotions. Furthermore, subject to applicable law, such payments may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs. The additional payments by Alger may also compensate Intermediaries for subaccounting, administrative and/or shareholder processing or other investor services that are in addition to the fees paid for these services by such products.

The payments made by Alger or the Funds may be different for different Intermediaries. The payments may be negotiated based on a range of factors, including but not limited to, ability to attract and retain assets, target markets, customer relationships, quality of service and industry reputation. Payment arrangements may include breakpoints in compensation which provide that the percentage rate of compensation varies as the dollar value of the amount sold or invested through an Intermediary increases. The presence of these payments and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend certain products based, at least in part, on the level of compensation paid.

Potential Conflicts Relating to the Allocation of Investment Opportunities Among the Funds and Other Alger Accounts

Alger has potential conflicts in connection with the allocation of investments or transaction decisions for the Funds. For example, the Funds may be competing for investment opportunities with Client/Alger Accounts. The Client/Alger Accounts may provide greater fees or other compensation (including performance based fees), equity or other interests to Alger (including Alger Management).

Alger may manage or advise Client/Alger Accounts that have investment objectives that are similar to those of the Funds and/or may seek to make investments in securities or other instruments, sectors or strategies in which the Funds may invest. This may create potential conflicts where there is limited availability or limited liquidity for those investments. Transactions in investments by multiple Client/Alger Accounts (including accounts in which Alger and its personnel have an interest), other clients of Alger or Alger itself may have the effect of diluting or otherwise negatively affecting the values, prices or investment strategies associated with securities held by Client/Alger Accounts, or the Funds, particularly, but not limited to, in small capitalization or less liquid strategies. Alger Management has developed policies and procedures that provide that it will allocate investment opportunities and make purchase and sale decisions among the Funds and other Client/Alger Accounts in a manner that it considers, in its sole discretion but consistent with its fiduciary obligation to the Funds and Client/Alger Accounts, to be equitable.

In many cases, these policies result in the pro rata allocation of limited opportunities across the Funds and Client/Alger Accounts, but in many other cases the allocations reflect numerous other factors based upon Alger Management’s good faith assessment of the best use of such limited opportunities relative to the objectives, limitation and requirements of the Funds and Client/Alger Accounts and applying a variety of factors including those described below. Alger Management seeks to treat all clients reasonably in light of all factors relevant to managing an account, and in some cases it is possible that the application of the factors described below may result in allocations in which certain accounts may receive an allocation when other accounts do not. The application of these factors as described below may result in allocations in which Alger and Alger employees may receive an allocation or an opportunity not allocated to other Client/Alger Accounts or the Fund. Allocations may be based on numerous factors and may not always be pro rata based on assets managed.

Alger Management will make allocations related decisions with reference to numerous factors. These factors may include, without limitation, (i) account investment horizons, investment objectives and guidelines; (ii) different levels of investment for different strategies; (iii) client-specific investment guidelines and restrictions; (iv) the expected future capacity of applicable Funds or Client/Alger Accounts; (v) fully directed brokerage accounts; (vi) tax sensitivity of accounts; (vii) suitability requirements and the nature of investment opportunity; (viii) account turnover guidelines; (ix) cash and liquidity considerations, including without limitation, availability of cash for investment; (x) relative sizes and expected future sizes of applicable accounts; (xi) availability of other appropriate investment opportunities; and/or (xii) minimum denomination, minimum increments, de minimus threshold and round lot considerations. Suitability considerations can include without limitation (i) relative attractiveness of a security to different accounts; (ii) concentration of positions in an account; (iii) appropriateness of a security for the benchmark and benchmark sensitivity of an account; (iv) an account’s risk tolerance, risk parameters and strategy allocations; (v) use of the opportunity as a replacement for a security Alger believes to be attractive for an account; and/or (vi) considerations related to giving a subset of accounts exposure to an industry. In addition, the fact that certain Alger personnel are dedicated to one or more Funds, accounts or clients may be a factor in determining the allocation of opportunities sourced by such personnel. Reputational matters and other such considerations may also be considered.

During periods of unusual market conditions, Alger Management may deviate from its normal trade allocation practices. For example, this may occur with respect to the management of unlevered and/or long-only funds or accounts that are typically managed on a side-by-side basis with levered and/or long-short funds or accounts. During such periods, Alger Management will seek to exercise a disciplined process for determining its actions to appropriately balance the interests of all accounts, including the Funds, as each determines in its sole discretion.

In addition to allocations of limited availability investments, Alger may, from time to time, develop and implement new investment opportunities and/or trading strategies, and these strategies may not be employed in all accounts (including the Funds) or pro rata among the accounts where they are employed, even if the strategy is consistent with the objectives of all accounts. Alger may make decisions based on such factors as strategic fit and other portfolio management considerations, including, without limitation, an account’s capacity for such strategy, the liquidity of the strategy and its underlying instruments, the account’s liquidity, the business risk of the strategy relative to the account’s overall portfolio make-up, and the lack of efficacy of, or return expectations from, the strategy for the account, and such other factors as Alger deems relevant in its sole discretion. For example, such a determination may, but will not necessarily, include consideration of the fact that a particular strategy will not have a meaningful impact on an account given the overall size of the account, the limited availability of opportunities in the strategy and the availability of other strategies for the account.

Allocation decisions among accounts may be more or less advantageous to any one account or group of accounts. As a result of these allocation issues, the amount, timing, structuring or terms of an investment by the Funds may differ from, and performance may be lower than, investments and performance of other Client/Alger Accounts.

Notwithstanding anything in the foregoing, the Funds may or may not receive opportunities sourced by Alger businesses and affiliates. Such opportunities or any portion thereof may be offered to Client/Alger Accounts, Alger or affiliates thereof, all or certain investors of the Funds, or such other persons or entities as determined by Alger in its sole discretion. According to Alger Management, the Funds will have no rights and will not receive any compensation related to such opportunities.

Alger Management and/or its affiliates manage accounts of clients of Alger’s separate account business. Such clients receive advice from Alger by means of separate accounts (“Separate Accounts”). With respect to the Funds, Alger Management may follow a strategy that is expected to be similar over time to that delivered by the Separate Accounts. Each of the Funds and the Separate Account clients are subject to independent management and, given the independence in the implementation of advice to these accounts, there can be no warranty that such investment advice will be implemented simultaneously. Neither Alger Management nor its affiliates will always know when advice issued has been executed (if at all) and, if so, to what extent. While Alger Management and its affiliates will use reasonable endeavors to procure timely execution, it is possible that prior execution for or on behalf of the Separate Accounts could adversely affect the prices and availability of the securities and instruments in which the Funds invest.

Other Potential Conflicts Relating to the Management of the Funds by Alger Management

Potential Restrictions and Issues Relating to Information Held by Alger

From time to time, Alger may come into possession of material, non-public information or other information that could limit the ability of the Funds to buy and sell investments. The investment flexibility of the Funds may be constrained as a consequence. Alger Management generally is not permitted to obtain or use material non-public information in effecting purchases and sales in public securities transactions for the Funds.

Issues Relating to the Valuation of Assets by Multiple Divisions or Units Within Alger

Certain securities and other assets in which the Funds may invest may not have a readily ascertainable market value and will be valued by Alger Management in accordance with the valuation guidelines described in the valuation procedures adopted by the Funds. Such securities and other assets may constitute a substantial portion of a Fund’s investments.

Alger Management may face a conflict of interest in valuing the securities or assets in a Fund’s portfolio that lack a readily ascertainable market value.  Such valuations will affect Alger Management’s compensation. Alger Management will value such securities and other assets in accordance with the valuation policies in the Funds’ procedures.

Potential Conflicts Relating to Alger’s Proprietary Activities and Activities On Behalf of Other Accounts

The results of the investment activities of the Funds may differ significantly from the results achieved by Alger for its proprietary accounts and from the results achieved by Alger for other Client/Alger Accounts. Alger Management will manage the Funds and its other Client/Alger Accounts in accordance with their respective investment objectives and guidelines. However, Alger may give advice, and take action, with respect to any current or future Client/Alger Accounts that may compete or conflict with the advice Alger Management may give to the Funds including with respect to the return of the investment, the timing or nature of action relating to the investment or method of exiting the investment.

Transactions undertaken by Alger or Client/Alger Accounts may adversely impact the Funds. Alger and one or more Client/Alger Accounts may buy or sell positions while a Fund is undertaking the same or a differing, including potentially opposite, strategy, which could disadvantage the Fund. In addition, Alger Management and other Alger affiliates may manage funds or accounts, and Alger may be invested in funds or accounts, that have similar investment objectives or portfolios to that of the Fund, and events occurring with respect to such funds or accounts could affect the performance of the Fund. For example, in the event that withdrawals of capital or performance losses result in such a fund or account de-leveraging its portfolio by selling securities, this could result in securities of the same issuer, strategy or type held by a Fund falling in value, which could have a material adverse effect on the Fund. Conflicts may also arise because portfolio decisions regarding a Fund may benefit Alger or other Client/Alger Accounts.

In addition, transactions in investments by one or more Client/Alger Accounts and Alger may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund, particularly, but not limited to, in small capitalization or less liquid strategies. For example, this may occur when portfolio decisions regarding the Funds are based on research or other information that is also used to support portfolio decisions for other Client/Alger Accounts. When Alger or a Client/Alger Account implements a portfolio decision or strategy ahead of, or contemporaneously with, similar portfolio decisions or strategies for a Fund (whether or not the portfolio decisions emanate from the same research analysis or other information), market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results and the costs of implementing such portfolio decisions or strategies could be increased or the Fund could otherwise be disadvantaged. Alger may, in certain cases, elect to implement internal policies and procedures designed to limit such consequences to Client/Alger Accounts, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

Alger Management may, but is not required to aggregate purchase or sale orders for the Funds with trades for other funds or accounts managed by Alger, including Client/Alger Accounts. When orders are aggregated for execution, it is possible that Alger and Alger employee interests will receive benefits from such transactions, even in limited capacity situations. While Alger Management maintains policies and procedures that it believes are reasonably designed to deal equitably with conflicts of interest that may arise in certain situations when purchase or sale orders for a Fund are aggregated for execution with orders for Client/Alger Accounts, in some cases Alger Management will make allocations to accounts in which Alger and/or employees have an interest. Alger Management does not generally aggregate trades on behalf of wrap fee accounts at the present time. “Wrap fees” usually cover execution costs only when trades are placed with the sponsor of the account. Trades through different sponsors are generally not aggregated. Alger Management’s policy provides that wrap accounts generally trade after other accounts, including the Funds.

The directors, officers and employees of Alger, including Alger Management, may buy and sell securities or other investments for their own accounts (including through investment funds managed by Alger, including Alger Management). As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees that are the same, different from or made at different times than positions taken for the Funds. To reduce the possibility that the Funds will be materially adversely affected by the personal trading described above, each of the Funds and Alger, as the Funds’ Investment Adviser and distributor, has established policies and procedures that restrict securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Funds’ portfolio transactions. The Funds, Alger Management and its affiliate, the distributor, have adopted codes of ethics (collectively, the “Codes of Ethics”) in compliance with Section 17(j) of the Act and monitoring procedures relating to certain personal securities transactions by personnel of Alger Management which Alger Management deems to involve potential conflicts involving such personnel, Client/Alger Accounts managed by Alger Management and the Funds. The Codes of Ethics require that personnel of Alger Management comply with all applicable federal securities laws and with the fiduciary duties and anti-fraud rules to which Alger Management is subject. The Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Codes of Ethics are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies may also be obtained after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, DC 20549-0102, or by electronic request to publicinfo@sec.gov.

Alger and one or more Client/Alger Accounts (including the Fund) may also invest in different classes of securities of the same issuer. As a result, one or more Client/Alger Accounts may pursue or enforce rights with respect to a particular issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. For example, if a Client/Alger Account holds debt securities of an issuer and a Fund holds equity securities of the same issuer, if the issuer experiences financial or operational challenges, the Client/Alger Account which holds the debt securities may seek a liquidation of the issuer, whereas the Fund which holds the equity securities may prefer a reorganization of the issuer. In addition, Alger Management may also, in certain circumstances, pursue or enforce rights with respect to a particular issuer jointly on behalf of one or more Client/Alger Accounts, the Fund, or Alger employees. The Funds may be negatively impacted by Alger’s and other Client/Alger Accounts’ activities, and transactions for the Funds may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case had Alger and other Client/Alger Accounts not pursued a particular course of action with respect to the issuer of the securities. In addition, in certain instances personnel of Alger Management may obtain information about the issuer that would be material to the management of other Client/Alger Accounts which could limit the ability of personnel of Alger Management to buy or sell securities of the issuer on behalf of the Funds.

Alger May In-Source or Outsource

Subject to applicable law, Alger, including Alger Management, may from time to time and without notice to investors in-source or outsource certain processes or functions in connection with a variety of services that it provides to the Funds in its administrative or other capacities. Such in-sourcing or outsourcing may give rise to additional conflicts of interest.

Potential Conflicts That May Arise When Alger Acts in a Capacity Other Than Investment Adviser to the Fund

Potential Conflicts Relating to Cross Transactions

To the extent permitted by applicable law, the Funds may enter into “cross transactions” (i.e., where an investment adviser causes a Fund to buy securities from, or sell a security to, another client of Alger Management or its affiliates). Alger may have a potentially conflicting division of loyalties and responsibilities to both parties to a cross transaction. For example, in a cross transaction, Alger Management will represent both the Fund on one side of a transaction and another account on the other side of the transaction (including an account in which Alger or its affiliates may have a proprietary interest) in connection with the purchase of a security by such Fund. Alger Management will ensure that any such cross transactions are effected on commercially reasonable market terms and in accordance with applicable law, including but not limited to Alger Management’s fiduciary duties to such entities.

Potential Conflicts That May Arise When Alger Acts in a Capacity Other Than as Investment Adviser to the Fund

To the extent permitted by applicable law, Alger may act as broker, dealer, or agent for the Funds. It is anticipated that the commissions, brokerage fees, other fees, compensation or profits, rates, terms and conditions charged by Alger will be in its view commercially reasonable, although Alger, including its sales personnel, will have an interest in obtaining fees and other amounts that are favorable to Alger and such sales personnel at rates and on other terms arranged with Alger.

Alger may be entitled to compensation when it acts in capacities other than as Alger Management, and the Funds will not be entitled to any such compensation. For example, Alger (and its personnel and other distributors) will be entitled to retain fees and other amounts that it receives in connection with its service to the Funds as broker, dealer, agent, or in other commercial capacities and no accounting to the Fund or their shareholders will be required, and no fees or other compensation payable by the Funds or their shareholders will be reduced by reason of receipt by Alger of any such fees or other amounts.

When Alger acts as broker, dealer, or agent, or in other commercial capacities in relation to the Fund, Alger may take commercial steps in its own interests, which may have an adverse effect on the Fund.

Potential Conflicts in Connection with Brokerage Transactions and Proxy Voting

To the extent permitted by applicable law, purchases and sales of securities for the Funds may be bunched or aggregated with orders for other Client/Alger Accounts. Alger Management, however, is not required to bunch or aggregate orders if portfolio management decisions for different accounts are made separately, or if it determines that bunching or aggregating is not practicable, or required with respect to involving client directed accounts.

Prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and a participating Fund will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Fund. In addition, under certain circumstances, the Fund will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

Alger Management may select brokers (including, without limitation, affiliates of Alger Management) that furnish Alger Management, the Funds, other Client/Alger Accounts or their affiliates or personnel, directly or through correspondent relationships, with proprietary research or other appropriate services which provide, in Alger Management’s views, appropriate assistance to Alger Management in the investment decision-making process (including with respect to futures, fixed-price offerings and over-the-counter transactions). Such research or other services may include, to the extent permitted by law, research reports on companies, industries and securities; economic and financial data; financial publications; proxy analysis; trade industry seminars; computer databases; quotation equipment and services; and research-oriented computer hardware, software and other services and products. Research or other services obtained in this manner may be used in servicing any or all of the Funds and other Client/Alger Accounts, including in connection with Client/Alger Accounts other than those that pay commissions to the broker relating to the research or other service arrangements. To the extent permitted by applicable law, such products and services may disproportionately benefit other Client/Alger Accounts relative to the Fund based on the amount of brokerage commissions paid by the Fund and such other Client/Alger Accounts. For example, research or other services that are paid for through one client’s commissions may not be used in managing that client’s account. In addition, other Client/Alger Accounts may receive the benefit, including disproportionate benefits, of economies of scale or price discounts in connection with products and services that may be provided to the Fund and to such other Client/Alger Accounts. To the extent that Alger Management uses soft dollars, it will not have to pay for those products and services itself. Alger Management may receive research that is bundled with the trade execution, clearing, and/or settlement services provided by a particular broker-dealer. To the extent that Alger Management receives research on this basis, many of the same conflicts related to traditional soft dollars may exist. For example, the research effectively will be paid by client commissions that also will be used to pay for the execution, clearing, and settlement services provided by the broker-dealer and will not be paid by Alger Management.

Alger Management may endeavor to execute trades through brokers who, pursuant to such arrangements, provide research or other services in order to ensure the continued receipt of research or other services Alger Management believes are useful in its investment decision-making process. Alger Management may from time to time choose not to engage in the above described arrangements to varying degrees.

Alger Management has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of advisory clients, including the Funds, and to help ensure that such decisions are made in accordance with Alger Management’s fiduciary obligations to its clients. Nevertheless, notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of Alger Management may have the effect of favoring the interests of other clients or businesses of other divisions or units of Alger and/or its affiliates provided that Alger Management believes such voting decisions to be in accordance with its fiduciary obligations. For a more detailed discussion of these policies and procedures, see the section of this SAI entitled “Proxy Voting Policies and Procedures.”

Potential Regulatory Restrictions on Investment Adviser Activity

From time to time, the activities of the Funds may be restricted because of regulatory or other requirements applicable to Alger and/or its internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. A client not advised by Alger would not be subject to some of those considerations. Certain activities and actions may be considered to result in reputational risk or disadvantage for the management of the Funds as well as for Alger. Similar situations could arise if Alger personnel serve as directors of companies the securities of which a Fund wishes to purchase or sell or is representing or providing financing to another potential purchaser. The larger Alger Management’s investment advisory business and Alger’s businesses, the larger the potential that these restricted list policies will impact investment transactions.

APPENDIX

Description of certain rating categories assigned by Standard & Poor’s, a division of the McGraw-Hill Companies, Inc (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), Fitch, Inc. (“Fitch”), Dominion Bond Rating Service Limited (“DBRS”) and A. M. Best Company, Inc. (“Best”).

Commercial Paper and Short-Term Ratings

The designation A-l by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-l.

The rating Prime-l (P-l) is the highest commercial paper rating assigned by Moody’s. Issuers of P-l paper must have a superior capacity for repayment of short-term promissory obligations and ordinarily will be evidenced by leading market positions in well-established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

The rating Fitch-l (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-l is regarded as having the strongest degree of assurance for timely payment. The rating Fitc-h2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

Bond and Long-Term Ratings S&P

Bonds rated AA by S&P are judged by S&P to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (S&P’s highest rating). Bonds rated AAA are considered by S&P to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest. With AA bonds, as with AAA bonds, prices move with the long-term money market. Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

S&P’s BBB-rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative elements begin to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest that qualifies for commercial bank investment.

Debt rated BB and B by S&P is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

Debt rated B by S&P has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB rating.

MOODY’S

Bonds rated Aa by Moody’s are judged to be of high quality by all standards. Together with bonds rated Aaa (Moody’s highest rating) they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds that are rated A by Moody’s possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment in the future.

Moody’s Baa-rated bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Bonds rated Ba by Moody’s are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds rated B by Moody’s generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody’s applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH

Bonds rated AAA by Fitch are judged by Fitch to be strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-rated bonds are considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Fitch’s BB-rated bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

Fitch’s B-rated bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

DBRs

Bonds rated AAA by DBRS are considered to be of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

Bonds rated AA are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

Bonds rated A are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the A category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

Bonds rated BBB are considered to be of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present which reduce the strength of the entity and its rated securities.

Bonds rated BB are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

Bonds rated “B” are regarded as highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

A.M. Best

The issuer of long-term debt rated aaa has, in A.M. Best’s opinion, an exceptional ability to meet the terms of its obligation. The rating aa is assigned to issues where the issuer has, in A.M. Best’s opinion, a very strong ability to meet the terms of its obligation., and issues are rated a where the ability to meet the terms of the obligation is regarded as strong. The issuer of debt rated bbb is considered to have an adequate ability to meet the terms of its obligation but to be more susceptible to changes in economic or other conditions.

The issuer of bb-rated long-term debt has, in A.M. Best’s opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes. The issuer of long-term debt rated b is considered to have extremely speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.

Investment Manager:

Fred Alger Management, Inc.

111 Fifth Avenue

New York, New York 10003

Distributor:

Fred Alger & Company, Incorporated

111 Fifth Avenue

New York, New York 10003

Transfer Agent:

State Street Bank and Trust Company

c/o Boston Financial Data Services, Inc.

P.O. Box 8480

Boston, Massachusetts 02266-8480

Custodian Bank:

Brown Brothers Harriman & Co.

40 Water Street

Boston, Massachusetts 02109

Independent Registered Public

Accounting Firm:

Deloitte & Touche LLP

Two World Financial Center

New York, New York 10281

Counsel:

Stroock & Stroock & Lavan, LLP

180 Maiden Lane

New York, New York 10038

The Alger Funds

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2011

TAFSAI